UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: January 31, 2017

Date of reporting period: July 31, 2016

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT

HANCOCK HORIZON FAMILY OF FUNDS

JULY 31, 2016

Burkenroad Small Cap Fund

Core Bond Fund

Diversified Income Fund

Diversified International Fund

Dynamic Asset Allocation Fund

Government Money Market Fund

Growth Fund

International Small Cap Fund

Louisiana Tax-Free Income Fund

Microcap Fund

Mississippi Tax-Free Income Fund

Quantitative Long/Short Fund

U.S. Small Cap Fund

Value Fund

The Advisors’ Inner Circle Fund II

Hancock Horizon Family of Funds	July 31, 2016

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund II uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-990-2434; and (ii) on the Commission’s website at http://www.sec.gov.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, 12b-1 fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period form February 1, 2016 to July 31, 2016.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return — This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under the “Expenses Paid During Period” column.

• Hypothetical 5% return — This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment. Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. If these transactional costs were included, your cost would have been higher.

July 31, 2016

	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Annualized Expense Ratios	Expenses Paid During Period*
Burkenroad Small Cap Fund
Actual Fund Return
Institutional Class**	$1,000.00	$1,039.00	1.15%	$1.95	†
Investor Class	1,000.00	1,150.20	1.37%	7.32
Class D	1,000.00	1,148.50	1.62%	8.65

Hypothetical 5% Return
Institutional Class**	$1,000.00	$1,019.14	1.15%	$5.77
Investor Class	1,000.00	1,018.05	1.37%	6.87
Class D	1,000.00	1,016.81	1.62%	8.12

Core Bond Fund(1)
Actual Fund Return
Institutional Class	$1,000.00	$1,036.70	0.75%	$3.80
Investor Class	1,000.00	1,034.80	1.00%	5.06
Class C	1,000.00	1,031.40	1.75%	8.84

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.13	0.75%	$3.77
Investor Class	1,000.00	1,019.89	1.00%	5.02
Class C	1,000.00	1,016.16	1.75%	8.77

Diversified Income Fund(1)
Actual Fund Return
Institutional Class	$1,000.00	$1,107.70	0.90%	$4.72
Investor Class	1,000.00	1,106.50	1.15%	6.02
Class C	1,000.00	1,102.60	1.90%	9.93

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.39	0.90%	$4.52
Investor Class	1,000.00	1,019.14	1.15%	5.77
Class C	1,000.00	1,015.42	1.90%	9.52

Diversified International Fund(1)
Actual Fund Return
Institutional Class	$1,000.00	$1,119.00	1.26%	$6.64
Investor Class	1,000.00	1,117.30	1.51%	7.95
Class C	1,000.00	1,113.30	2.26%	11.87

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.60	1.26%	$6.32
Investor Class	1,000.00	1,017.35	1.51%	7.57
Class C	1,000.00	1,013.63	2.26%	11.31

Dynamic Asset Allocation Fund(1)
Actual Fund Return
Institutional Class	$1,000.00	$1,151.20	1.40%	$7.49
Investor Class	1,000.00	1,150.70	1.65%	8.82
Class C	1,000.00	1,146.40	2.40%	12.81

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,017.90	1.40%	$7.02
Investor Class	1,000.00	1,016.66	1.65%	8.27
Class C	1,000.00	1,012.93	2.40%	12.01

	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Annualized Expense Ratios		Expenses Paid During Period*
Government Money Market Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,000.10	0.31%		$1.54
Institutional Sweep Class	1,000.00	1,000.10	0.32%		1.59
Investor Class	1,000.00	1,000.10	0.32%		1.59

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,023.32	0.31%		$1.56
Institutional Sweep Class	1,000.00	1,023.27	0.32%		1.61
Class A	1,000.00	1,023.27	0.32%		1.61

Growth Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,099.00	1.02%		$5.32
Investor Class	1,000.00	1,098.10	1.27%		6.63
Class C	1,000.00	1,093.60	2.02%		10.51

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.79	1.02%		$5.12
Investor Class	1,000.00	1,018.55	1.27%		6.37
Class C	1,000.00	1,014.82	2.02%		10.12

International Small Cap Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,046.80	1.55%		$7.89
Investor Class	1,000.00	1,045.30	1.80%		9.15
Class C	1,000.00	1,041.80	2.55%		12.95

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,017.16	1.55%		$7.77
Investor Class	1,000.00	1,015.91	1.80%		9.02
Class C	1,000.00	1,012.18	2.55%		12.76

Louisiana Tax-Free Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,029.10	0.75%		$3.78
Investor Class	1,000.00	1,028.40	1.00%		5.04
Class C	1,000.00	1,030.80	0.02	%(2)	0.10

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.13	0.75%		$3.77
Class A	1,000.00	1,019.89	1.00%		5.02
Class C	1,000.00	1,016.16	1.75	%(3)	8.77

*	Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
**	Commenced operations on May 31, 2016.
†	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 61/366 (to reflect the period from inception to date.)
(1)	Excludes indirect expenses of underlying funds in which the Fund invests.
(2)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio would have been 1.75%.
(3)	The share class is expected to run at the expense limit of 1.75%, when assets are contributed.

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Annualized Expense Ratios	Expenses Paid During Period*
Microcap Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,146.50	1.50%	$8.01
Investor Class	1,000.00	1,144.50	1.75%	9.33
Class C	1,000.00	1,140.10	2.50%	13.30

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,017.40	1.50%	$7.52
Class A	1,000.00	1,016.16	1.75%	8.77
Class C	1,000.00	1,012.00	2.50%	12.51

Mississippi Tax-Free Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,032.00	0.75%	$3.79
Investor Class	1,000.00	1,030.10	1.00%	5.05
Class C	1,000.00	1,026.80	1.75%	8.82

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.13	0.75%	$3.77
Investor Class	1,000.00	1,019.89	1.00%	5.02
Class C	1,000.00	1,016.16	1.75%	8.77

Quantitative Long/Short Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,037.30	1.34%	$6.79
Investor Class	1,000.00	1,036.30	1.61%	8.15
Class C	1,000.00	1,032.50	2.35%	11.88

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.20	1.34%	$6.72
Investor Class	1,000.00	1,016.86	1.61%	8.07
Class C	1,000.00	1,013.18	2.35%	11.76

	Beginning Account Value 2/1/2016	Ending Account Value 7/31/2016	Annualized Expense Ratios	Expenses Paid During Period*
U.S. Small Cap Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,152.70	1.10%	$5.89
Investor Class	1,000.00	1,151.00	1.35%	7.22
Class C	1,000.00	1,147.50	2.10%	11.21

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.39	1.10%	$5.52
Investor Class	1,000.00	1,018.15	1.35%	6.77
Class C	1,000.00	1,014.42	2.10%	10.52

Value Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,103.90	1.02%	$5.34
Investor Class	1,000.00	1,102.70	1.27%	6.64
Class C	1,000.00	1,098.50	2.02%	10.54

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.79	1.02%	$5.12
Investor Class	1,000.00	1,018.55	1.27%	6.37
Class C	1,000.00	1,014.82	2.02%	10.12

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Schedule of Investments	July 31, 2016 (Unaudited)

Burkenroad Small Cap Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 98.7%
Aerospace & Defense — 1.5%
HEICO	160,000	$11,122
Total Aerospace & Defense		11,122
Banks — 13.4%
FCB Financial Holdings, Cl A*	220,000	7,693
First Financial Bankshares	290,000	9,909
International Bancshares	340,000	9,323
LegacyTexas Financial Group	300,000	8,556
Prosperity Bancshares	150,000	7,663
Renasant	290,000	9,344
ServisFirst Bancshares	190,000	9,620
Southside Bancshares	230,000	7,036
Synovus Financial	350,000	10,654
Trustmark	380,000	9,918
United Community Banks	520,000	10,005
Total Banks		99,721
Building & Construction — 1.5%
TopBuild*	300,000	11,328
Total Building & Construction		11,328
Commercial Services — 2.1%
Insperity	200,000	15,698
Total Commercial Services		15,698
Computer Software — 4.2%
Ebix	250,000	13,330
Manhattan Associates*	150,000	8,707
RealPage*	380,000	9,557
Total Computer Software		31,594
Computers & Services — 3.0%
Cardtronics*	250,000	10,997
Sykes Enterprises*	369,000	11,325
Total Computers & Services		22,322

Description	Shares	Value (000)
Data Processing & Outsourced Services — 1.3%
FTI Consulting*	230,000	$9,853
Total Data Processing & Outsourced Services		9,853
Electrical Utilities — 2.4%
Calpine*	550,000	7,557
El Paso Electric	220,000	10,490
Total Electrical Utilities		18,047
Electronic Components & Equipment — 1.4%
Tech Data*	135,000	10,521
Total Electronic Components & Equipment		10,521
Engineering Services — 4.8%
Comfort Systems USA	350,000	10,633
Dycom Industries*	185,000	17,399
MasTec*	300,000	7,335
Total Engineering Services		35,367
Entertainment — 1.5%
Six Flags Entertainment	200,000	11,278
Total Entertainment		11,278
Financial Services — 2.7%
Cash America International	300,000	12,855
Westwood Holdings Group	140,000	7,507
Total Financial Services		20,362
Food, Beverage & Tobacco — 6.9%
Cal-Maine Foods	200,000	8,380
Flowers Foods	430,000	7,908
Fresh Del Monte Produce	250,000	14,212
National Beverage*	200,000	11,472
Sanderson Farms	110,000	9,635
Total Food, Beverage & Tobacco		51,607
Gas & Natural Gas — 1.7%
Atmos Energy	156,000	12,447
Total Gas & Natural Gas		12,447
Hotels & Lodging — 1.3%
Marriott Vacations Worldwide	130,000	9,919
Total Hotels & Lodging		9,919
Household Products — 1.5%
Helen of Troy*	115,000	11,455
Total Household Products		11,455

Schedule of Investments

Burkenroad Small Cap Fund (concluded)

Description	Shares	Value (000)
Insurance — 6.6%
American National Insurance	80,000	$9,148
Amerisafe	210,000	12,291
Infinity Property & Casualty	120,000	9,845
Primerica	170,000	8,757
Universal Insurance Holdings	400,000	8,696
Total Insurance		48,737
Machinery — 1.6%
Alamo Group	180,000	12,083
Total Machinery		12,083
Manufacturing — 2.2%
AZZ	150,000	9,312
Dean Foods	370,000	6,831
Total Manufacturing		16,143
Materials — 1.0%
US Concrete*	110,000	7,095
Total Materials		7,095
Medical Products & Services — 5.5%
Atrion	18,400	8,773
Lexicon Pharmaceuticals*	629,160	10,268
Luminex*	400,000	8,572
US Physical Therapy	218,000	12,997
Total Medical Products & Services		40,610
Metals & Mining — 2.2%
Commercial Metals	550,000	9,097
Encore Wire	190,000	7,131
Total Metals & Mining		16,228
Paper & Paper Products — 3.8%
Graphic Packaging Holding	640,000	8,729
Neenah Paper	155,000	11,692
Schweitzer-Mauduit International	200,000	7,562
Total Paper & Paper Products		27,983
Petroleum & Fuel Products — 9.0%
Callon Petroleum*	600,000	6,834
Diamondback Energy*	110,000	9,657
Energen	200,000	9,476
McDermott International*	1,650,000	8,547
Newfield Exploration*	210,000	9,093
Patterson-UTI Energy	400,000	7,756
RPC	560,000	8,114
RSP Permian*	210,000	7,550
Total Petroleum & Fuel Products		67,027

Description	Shares	Value (000)
Petroleum Refining — 1.2%
Alon USA Energy	570,000	$4,030
Western Refining	220,000	4,587
Total Petroleum Refining		8,617
Real Estate Investment Trust — 5.1%
EastGroup Properties	140,000	10,307
Lamar Advertising, Cl A	160,000	10,857
Summit Hotel Properties	600,000	8,508
Whitestone, Cl B	500,000	8,085
Total Real Estate Investment Trust		37,757
Retail — 7.3%
Chuy’s Holdings*	240,000	8,093
Dave & Buster’s Entertainment*	230,000	10,235
GameStop, Cl A	220,000	6,809
Pool	100,000	10,228
Popeyes Louisiana Kitchen*	160,000	9,165
Ruth’s Hospitality Group	620,000	9,901
Total Retail		54,431
Semi-Conductors & Instruments — 2.0%
Cirrus Logic*	312,000	15,160
Total Semi-Conductors & Instruments		15,160
Total Common Stock (Cost $543,413 (000))		734,512
Cash Equivalent (A) — 1.5%
Federated Prime Obligations Fund, Cl I, 0.330%	10,737,944	10,738
Total Cash Equivalent (Cost $10,738 (000))		10,738
Total Investments — 100.2% (Cost $554,151 (000))		$745,250

Percentages are based on net assets of $744,025 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2016.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	July 31, 2016 (Unaudited)

Core Bond Fund

Percentages are based on total investments.

Description	Face Amount (000)	Value (000)
Corporate Bonds — 58.8%
Aerospace & Defense — 2.0%
Honeywell International
5.300%, 03/01/18	$1,400	$1,496
Orbital ATK
5.500%, 10/01/23	250	265
Rockwell Collins (A)
1.003%, 12/15/16	2,000	2,001
United Technologies
4.500%, 04/15/20	1,000	1,118
Total Aerospace & Defense		4,880
Automotive — 0.2%
General Motors Financial
5.250%, 03/01/26	250	279
Goodyear Tire & Rubber
5.000%, 05/31/26	250	264
Total Automotive		543
Banks — 6.0%
Bank of America MTN (A)
1.717%, 03/22/18	2,000	2,014
Branch Banking & Trust (A)
1.103%, 12/01/16	2,500	2,502
General Electric Capital MTN (A)
0.902%, 08/07/18	5,000	4,993
JPMorgan Chase
3.300%, 04/01/26	4,000	4,159
1.615%, 01/25/18 (A)	1,000	1,007
Total Banks		14,675
Building & Construction — 0.9%
CRH America
8.125%, 07/15/18	1,300	1,451
K Hovnanian Enterprises (B)
7.250%, 10/15/20	250	228

Description	Face Amount (000)	Value (000)
Building & Construction (continued)
PulteGroup
5.500%, 03/01/26	$250	$261
Standard Industries (B)
5.375%, 11/15/24	250	262
Total Building & Construction		2,202
Cable/Media — 0.3%
AMC Networks
5.000%, 04/01/24	250	254
Charter Communications Operating (B)
4.908%, 07/23/25	250	276
Sirius XM Radio (B)
6.000%, 07/15/24	250	266
Total Cable/Media		796
Chemicals — 0.6%
Blue Cube Spinco (B)
9.750%, 10/15/23	250	285
Dow Chemical
4.250%, 11/15/20	1,000	1,092
Total Chemicals		1,377
Computer Software — 0.1%
Interface Security Systems Holdings
9.250%, 01/15/18	250	248
Total Computer Software		248
Computers & Services — 6.5%
Apple
3.450%, 05/06/24	6,000	6,529
Cisco Systems
3.625%, 03/04/24	6,000	6,707
Diamond 1 Finance (B)
6.020%, 06/15/26	2,500	2,678
Total Computers & Services		15,914
Data Processing & Outsourced Services — 0.1%
Nielsen Finance (B)
5.000%, 04/15/22	250	258
Total Data Processing & Outsourced Services		258
Diversified Operations — 0.1%
INVISTA Finance (B)
4.250%, 10/15/19	250	248
Total Diversified Operations		248

Schedule of Investments

Core Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Drug Retail — 1.1%
CVS Health
2.875%, 06/01/26	$2,500	$2,577
Total Drug Retail		2,577
Electrical Utilities — 1.4%
Georgia Power (A)
1.026%, 08/15/16	2,000	2,000
Gulf Power
3.100%, 05/15/22	1,250	1,294
Total Electrical Utilities		3,294
Entertainment — 1.6%
International Game Technology (B)
6.500%, 02/15/25	250	264
Lee Enterprises (B)
9.500%, 03/15/22	250	253
Viacom
4.500%, 03/01/21	3,000	3,267
Total Entertainment		3,784
Financial Services — 13.6%
Ally Financial
5.750%, 11/20/25	250	260
American Honda Finance MTN (A)
1.157%, 10/07/16	2,000	2,002
American Honda Finance (B)
1.500%, 09/11/17	2,000	2,012
BP Capital Markets
1.270%, 09/26/18 (A)	3,550	3,545
1.052%, 11/07/16 (A)	2,000	2,001
Ford Motor Credit
3.000%, 06/12/17	3,000	3,039
Goldman Sachs Group (A)
1.952%, 04/30/18	3,000	3,025
Goldman Sachs Group MTN
6.000%, 06/15/20	2,000	2,289
Innovation Ventures (B)
9.500%, 08/15/19	208	217
John Deere Capital MTN
2.800%, 09/18/17	1,350	1,378
1.300%, 03/12/18	1,000	1,004
KCG Holdings (B)
6.875%, 03/15/20	250	242
Morgan Stanley MTN
5.550%, 04/27/17	970	1,002
1.995%, 04/25/18 (A)	3,000	3,035

Description	Face Amount (000)	Value (000)
Financial Services (continued)
Total Capital International (A)
1.200%, 08/10/18	$3,108	$3,103
Wachovia (A)
0.923%, 06/15/17	5,000	4,997
Total Financial Services		33,151
Food, Beverage & Tobacco — 2.7%
Carolina Beverage Group (B)
10.625%, 08/01/18	100	96
Coca-Cola
3.300%, 09/01/21	1,000	1,092
1.150%, 04/01/18	2,000	2,009
Land O’ Lakes (B)
6.000%, 11/15/22	300	318
PepsiCo
1.850%, 04/30/20	2,000	2,041
SABMiller Holdings (A) (B)
1.327%, 08/01/18	1,000	999
Total Food, Beverage & Tobacco		6,555
Gas & Natural Gas — 2.4%
Enbridge Energy Partners
6.500%, 04/15/18	5,125	5,432
Sabine Pass Liquefaction (B)
5.875%, 06/30/26	250	256
Williams Partners
6.125%, 07/15/22	250	256
Total Gas & Natural Gas		5,944
Hotels & Lodging — 0.1%
Royal Caribbean Cruises
5.250%, 11/15/22	250	269
Total Hotels & Lodging		269
Household Products — 1.1%
Newell Brands
4.200%, 04/01/26	2,500	2,731
Total Household Products		2,731
Industrials — 0.7%
General Electric Capital MTN (A)
1.480%, 04/15/20	1,745	1,763
Total Industrials		1,763
Information Technology — 1.3%
Microsoft
3.125%, 11/03/25	3,000	3,219
Total Information Technology		3,219

Schedule of Investments	July 31, 2016 (Unaudited)

Core Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Insurance — 2.2%
American International Group
4.875%, 06/01/22	$4,500	$5,046
Genworth Holdings MTN
6.515%, 05/22/18	250	251
Total Insurance		5,297
Manufacturing — 0.2%
ConAgra Foods
1.900%, 01/25/18	500	504
Total Manufacturing		504
Medical Products & Services — 3.4%
AbbVie
3.200%, 05/14/26	2,500	2,564
Amgen
3.625%, 05/22/24	3,000	3,264
Centene
6.125%, 02/15/24	250	269
CHS
5.125%, 08/01/21	250	249
Covenant Surgical Partners (B)
8.750%, 08/01/19	250	241
Humana
7.200%, 06/15/18	1,425	1,571
Tenet Healthcare
6.000%, 10/01/20	250	264
Total Medical Products & Services		8,422
Metals & Mining — 1.1%
Nucor
4.000%, 08/01/23	2,500	2,722
Total Metals & Mining		2,722
Paper & Related Products — 0.1%
Tembec Industries (B)
9.000%, 12/15/19	250	196
Total Paper & Related Products		196
Petroleum & Fuel Products — 0.8%
Devon Energy (A)
1.193%, 12/15/16	2,000	1,990
Total Petroleum & Fuel Products		1,990
Real Estate Investment Trust — 1.2%
GLP Capital
5.375%, 04/15/26	250	267

Description	Face Amount (000)	Value (000)
Real Estate Investment Trust (continued)
Welltower
4.250%, 04/01/26	$2,500	$2,712
Total Real Estate Investment Trust		2,979
Retail — 3.7%
Dollar Tree
5.750%, 03/01/23	250	270
Home Depot
3.750%, 02/15/24	6,000	6,741
International Lease Finance
5.875%, 08/15/22	250	285
L Brands
5.625%, 02/15/22	250	275
Levi Strauss
5.000%, 05/01/25	250	256
Target
5.375%, 05/01/17	1,000	1,033
Toys R Us Property II
8.500%, 12/01/17	250	250
Total Retail		9,110
Semi-Conductors & Instruments — 0.1%
Flextronics International
5.000%, 02/15/23	150	161
Jabil Circuit
4.700%, 09/15/22	150	153
Total Semi-Conductors & Instruments		314
Telecommunication Services — 0.1%
Level 3 Financing
5.375%, 08/15/22	250	263
Total Telecommunication Services		263
Telephones & Telecommunication — 2.5%
AT&T
5.800%, 02/15/19	2,800	3,098
5.200%, 03/15/20	1,500	1,681
Avaya (B)
9.000%, 04/01/19	250	190
Cincinnati Bell
8.375%, 10/15/20	204	211
Frontier Communications
8.750%, 04/15/22	350	362
GTE
6.840%, 04/15/18	445	478
Total Telephones & Telecommunication		6,020

Schedule of Investments

Core Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Transportation Services — 0.5%
PACCAR Financial MTN (A)
1.280%, 12/06/18	$1,000	$1,005
XPO Logistics (B)
7.875%, 09/01/19	250	259
Total Transportation Services		1,264
Wireless Telecommunication Services — 0.1%
Sprint Communications
8.375%, 08/15/17	250	259
Total Wireless Telecommunication Services		259
Total Corporate Bonds (Cost $139,823 (000))		143,768
Municipal Bonds — 18.4%
Arkansas State, Development Finance Authority, RB
5.210%, 04/01/23	1,020	1,113
Borough of North Slope Alaska, GO
5.126%, 06/30/20	1,000	1,143
City & County of San Francisco, California, GO
4.600%, 06/15/20	1,000	1,097
City of Austin, Texas, RB
5.086%, 11/15/25	500	589
City of Cape Coral, Florida, RB
6.369%, 10/01/24	1,500	1,776
City of Dallas, Texas, GO
4.589%, 02/15/21	1,000	1,139
4.489%, 02/15/20	500	558
4.389%, 02/15/19	500	543
City of Dallas, Texas, GO
4.660%, 02/15/24	1,000	1,116
City of Lafayette, Louisiana, Ser A, RB, AGM
7.230%, 03/01/34	1,000	1,136
City of New Orleans, Louisiana, GO
2.123%, 09/01/17	2,190	2,203
Clark County School District Finance, RB
5.200%, 06/01/26	2,000	2,129
County of Cumberland, North Carolina, RB
6.100%, 11/01/25	1,000	1,171
County of Guilford, North Carolina, GO
4.641%, 08/01/22	1,000	1,165
County of Pierce, Washington, GO
4.700%, 08/01/21	1,085	1,219
County of St. Louis, Missouri, RB
5.200%, 12/01/28	2,000	2,254

Description	Face Amount (000)	Value (000)
Municipal Bonds (continued)
Florida State Board of Education, Lottery Revenue, RB
5.541%, 07/01/21	$1,000	$1,128
5.391%, 07/01/20	400	451
Florida State Board of Education, Ser G, GO
4.650%, 06/01/20	1,500	1,656
JEA, Florida Bulk Power Supply System, RB
4.900%, 10/01/20	1,000	1,114
Jefferson & Madison Counties, Idaho, Joint School District No. 251 Rigby, GO, SCH BD GTY
5.250%, 09/01/26	1,830	1,973
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, AGM
6.080%, 12/15/25	2,500	3,007
Macomb Interceptor Drain District, GO
4.250%, 05/01/21	1,500	1,561
Metropolitan Transportation Authority, RB
4.546%, 11/15/17	1,000	1,045
Pennsylvania State, GO
4.450%, 02/15/20	1,500	1,646
Rollins College, RB, AGM
5.750%, 12/01/20	1,500	1,628
State of Louisiana, Ser B, GO
2.000%, 05/15/20	6,000	6,184
State of Louisiana, Ser D, GO
2.269%, 07/15/20	1,000	1,033
State of Mississippi, GO
1.351%, 11/01/17	1,000	1,009
State of Rhode Island, GO
4.663%, 04/01/21	1,000	1,113
Total Municipal Bonds (Cost $41,226 (000))		44,899
U.S. Government Mortgage-Backed Obligations — 10.7%
FHLMC
5.500%, 08/01/21	88	94
5.500%, 10/01/36	85	96
5.000%, 10/01/16	1	1
5.000%, 04/01/22	70	75
5.000%, 04/01/23	32	34
4.500%, 05/01/24	85	90
3.500%, 05/15/25	1,799	1,851
3.000%, 12/01/26	2,774	2,917
FNMA
6.500%, 01/01/32	42	49
6.000%, 08/01/35	165	190

Schedule of Investments	July 31, 2016 (Unaudited)

Core Bond Fund (continued)

Description	Face Amount (000)	Value (000)
U.S. Government Mortgage-Backed Obligations (continued)
FNMA (continued)
6.000%, 05/01/36	$60	$69
6.000%, 07/01/36	15	17
5.500%, 06/01/25	186	208
5.500%, 10/01/34	49	55
5.500%, 01/01/36	16	18
5.500%, 02/01/36	38	42
5.500%, 04/01/36	42	47
5.000%, 10/01/18	27	27
5.000%, 12/01/18	24	24
5.000%, 11/01/21	55	57
5.000%, 05/01/38	133	146
4.500%, 07/01/18	34	35
4.500%, 07/01/24	238	254
4.000%, 04/01/31	1,033	1,117
4.000%, 09/01/31	1,860	2,012
3.500%, 09/01/25	776	822
3.500%, 06/01/26	1,167	1,236
3.500%, 12/01/31	1,948	2,080
3.500%, 02/01/32	2,689	2,870
3.500%, 12/01/41	2,196	2,327
3.000%, 10/01/21	232	244
2.500%, 04/25/31	2,171	2,191
2.000%, 06/25/30	2,656	2,696
2.000%, 08/25/36	989	999
GNMA
7.500%, 12/20/29	1	1
6.500%, 03/15/31	6	7
6.500%, 07/15/31	160	184
6.000%, 05/15/28	1	1
6.000%, 09/15/34	129	148
6.000%, 11/15/34	26	30
6.000%, 12/15/34	49	57
5.500%, 01/15/36	280	317
5.500%, 04/15/36	150	171
5.000%, 09/15/17	10	11
5.000%, 12/15/17	14	14
5.000%, 10/15/18	3	3
5.000%, 11/15/18	1	1
5.000%, 01/15/19	64	68
5.000%, 04/15/33	3	3
5.000%, 06/15/33	17	19
5.000%, 04/15/38	164	183
4.500%, 02/15/20	81	84
Total U.S. Government Mortgage-Backed Obligations (Cost $25,012 (000))		26,292

Description	Shares/Face Amount (000)	Value (000)
Registered Investment Company — 4.8%
Open-End Fund — 4.8%
BlackRock High Yield Portfolio, Institutional Class	1,582,690	$11,838
Total Open-End Fund		11,838
Total Registered Investment Company (Cost $12,926 (000))		11,838
Commercial Paper (C) — 2.7%
Societe Generale, 0.601%, 08/01/2016	$6,500	6,500
Total Commercial Paper (Cost $6,500 (000))		6,500
U.S. Treasury Obligation — 2.1%
U.S. Treasury Note
1.625%, 05/15/26	5,000	5,075
Total U.S. Treasury Obligation (Cost $5,048 (000))		5,075
Convertible Bond (B) — 0.1%
Electrical Utilities — 0.1%
NRG Yield
3.500%, 02/01/19	250	250
Total Electrical Utilities		250
Total Convertible Bond (Cost $241 (000))		250
Cash Equivalent (D) — 2.8%
Federated Prime Obligations Fund, Cl I, 0.330%	6,904,667	6,905
Total Cash Equivalent (Cost $6,905 (000))		6,905
Total Investments — 100.4% (Cost $237,681 (000))		$245,527

Percentages are based on net assets of $244,620 (000).

(A)	Variable Rate Security — The rate reported is the rate in effect at July 31, 2016.
(B)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2016, the value of these securities amounted to $10,294 (000), representing 4.2% of the net assets.
(C)	The rate reported is the effective yield at time of purchase.
(D)	The rate reported is the 7-day effective yield as of July 31, 2016.

AGM — Assured Guaranty Municipal

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

Schedule of Investments

Core Bond Fund (concluded)

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

SCH BD GTY — School Bond Guaranty

Ser — Series

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	July 31, 2016 (Unaudited)

Diversified Income Fund

Percentages are based on total investments.

Description	Face Amount (000)	Value (000)
Corporate Bonds — 33.3%
Aerospace & Defense — 0.4%
Orbital ATK
5.500%, 10/01/23	$250	$265
Total Aerospace & Defense		265
Automotive — 2.2%
American Axle & Manufacturing
6.625%, 10/15/22	500	529
General Motors Financial
5.250%, 03/01/26	500	558
Titan International
6.875%, 10/01/20	250	231
Total Automotive		1,318
Banks — 0.9%
JPMorgan Chase (A),(B)
6.750%, 08/29/49	500	563
Total Banks		563
Building & Construction — 3.4%
Cemex Finance (C)
9.375%, 10/12/22	500	552
K Hovnanian Enterprises (C)
7.250%, 10/15/20	500	456
PulteGroup
5.500%, 03/01/26	500	522
Standard Industries (C)
5.375%, 11/15/24	500	524
Total Building & Construction		2,054

Description	Face Amount (000)	Value (000)
Cable/Media — 2.7%
AMC Networks
5.000%, 04/01/24	$500	$509
Charter Communications Operating (C)
4.908%, 07/23/25	500	552
Sirius XM Radio (C)
6.000%, 07/15/24	500	532
Total Cable/Media		1,593
Chemicals — 1.0%
Blue Cube Spinco (C)
9.750%, 10/15/23	500	571
Total Chemicals		571
Computer Software — 0.4%
Interface Security Systems Holdings
9.250%, 01/15/18	250	248
Total Computer Software		248
Data Processing & Outsourced Services — 0.1%
Nielsen Finance (C)
5.000%, 04/15/22	65	67
Total Data Processing & Outsourced Services		67
Entertainment — 1.7%
International Game Technology (C)
6.500%, 02/15/25	500	528
Lee Enterprises (C)
9.500%, 03/15/22	500	505
Total Entertainment		1,033
Financial Services — 3.3%
Ally Financial
5.750%, 11/20/25	500	520
Goldman Sachs Group (A) (B)
5.300%, 12/29/49	500	509
Innovation Ventures (C)
9.500%, 08/15/19	460	481
KCG Holdings (C)
6.875%, 03/15/20	500	484
Total Financial Services		1,994
Food, Beverage & Tobacco — 1.2%
Carolina Beverage Group (C)
10.625%, 08/01/18	200	192

Schedule of Investments

Diversified Income Fund (continued)

Description	Face Amount (000)	Value (000)
Food, Beverage & Tobacco (continued)
Land O’ Lakes (B) (C)
8.000%, 12/29/49	$500	$526
Total Food, Beverage & Tobacco		718
Gas & Natural Gas — 1.6%
Sabine Pass Liquefaction (C)
5.875%, 06/30/26	500	513
Teekay
8.500%, 01/15/20	500	430
Total Gas & Natural Gas		943
Industrials — 1.0%
General Electric (A) (B)
5.000%, 12/29/49	547	588
Total Industrials		588
Insurance — 0.9%
Prudential Financial (A)
5.375%, 05/15/45	500	519
Total Insurance		519
Machinery — 0.4%
Apex Tool Group (C)
7.000%, 02/01/21	250	225
Total Machinery		225
Medical Products & Services — 2.6%
Centene
6.125%, 02/15/24	500	537
CHS
5.125%, 08/01/21	250	249
Covenant Surgical Partners (C)
8.750%, 08/01/19	250	241
Tenet Healthcare
6.000%, 10/01/20	500	529
Total Medical Products & Services		1,556
Paper & Related Products — 0.6%
Tembec Industries (C)
9.000%, 12/15/19	500	391
Total Paper & Related Products		391
Real Estate Investment Trust — 0.9%
GLP Capital
5.375%, 04/15/26	500	533
Total Real Estate Investment Trust		533

Description	Face Amount (000)/Shares	Value (000)
Retail — 2.7%
Dollar Tree
5.750%, 03/01/23	$500	$540
International Lease Finance
5.875%, 08/15/22	500	570
Levi Strauss
5.000%, 05/01/25	500	511
Total Retail		1,621
Semi-Conductors & Instruments — 0.9%
Flextronics International
5.000%, 02/15/23	250	268
Jabil Circuit
4.700%, 09/15/22	250	256
Total Semi-Conductors & Instruments		524
Telecommunication Services — 0.9%
Level 3 Financing
5.375%, 08/15/22	500	525
Total Telecommunication Services		525
Telephones & Telecommunication — 2.2%
Avaya (C)
9.000%, 04/01/19	500	380
Cincinnati Bell
8.375%, 10/15/20	412	427
Frontier Communications
8.750%, 04/15/22	495	512
Total Telephones & Telecommunication		1,319
Transportation Services — 0.4%
XPO Logistics (C)
7.875%, 09/01/19	250	259
Total Transportation Services		259
Wireless Telecommunication Services — 0.9%
Sprint Communications
8.375%, 08/15/17	500	518
Total Wireless Telecommunication Services		518
Total Corporate Bonds (Cost $19,949 (000))		19,945
Common Stock — 28.0%
Automotive — 0.1%
General Motors	2,600	82
Total Automotive		82

Schedule of Investments	July 31, 2016 (Unaudited)

Diversified Income Fund (continued)

Description	Shares	Value (000)
Banks — 1.3%
City Holding	1,800	$84
First Financial Bancorp	4,544	97
New York Community Bancorp	4,753	69
Northwest Bancshares	6,920	103
People’s United Financial	5,358	81
TrustCo Bank NY	14,120	94
Trustmark	3,650	95
United Bankshares	2,194	84
Valley National Bancorp	8,811	80
Total Banks		787
Computers & Services — 0.2%
Comtech Telecommunications	3,049	40
Lexmark International, Cl A	2,730	100
Total Computers & Services		140
Consumer Electronics — 0.2%
Garmin	2,470	134
Total Consumer Electronics		134
Containers & Packaging — 0.2%
Greif, Cl A	2,730	110
Total Containers & Packaging		110
E-Commerce — 0.2%
PetMed Express	5,180	108
Total E-Commerce		108
Electrical Utilities — 2.0%
Ameren	2,025	106
Avista	2,565	112
Consolidated Edison	1,300	104
Duke Energy	1,150	98
Entergy	1,243	101
Exelon	2,645	99
FirstEnergy	2,500	87
Hawaiian Electric Industries*	2,800	87
Pinnacle West Capital	1,355	107
PPL	2,595	98
Public Service Enterprise	2,030	93
Southern	1,860	100
Total Electrical Utilities		1,192
Financial Services — 0.1%
Calamos Asset Management, Cl A	7,373	51
Total Financial Services		51

Description	Shares	Value (000)
Food, Beverage & Tobacco — 0.5%
Altria Group	1,548	$105
Philip Morris International	1,010	101
Universal	1,773	105
Total Food, Beverage & Tobacco		311
Forestry — 0.4%
Weyerhaeuser	6,760	221
Total Forestry		221
Gas & Natural Gas — 0.4%
Northwest Natural Gas	1,925	125
Spectra Energy	2,880	104
Total Gas & Natural Gas		229
Household Products — 0.2%
Tupperware Brands	1,510	95
Total Household Products		95
Industrials — 0.2%
Cummins	930	114
Total Industrials		114
Insurance — 0.2%
Safety Insurance Group	1,559	99
Total Insurance		99
Medical Products & Services — 0.7%
Meridian Bioscience	4,680	90
Quality Systems	4,800	59
Ventas	3,200	244
Total Medical Products & Services		393
Paper & Paper Products — 0.1%
Schweitzer-Mauduit International	2,388	90
Total Paper & Paper Products		90
Petroleum & Fuel Products — 0.6%
Chevron	990	101
ConocoPhillips	1,669	68
Helmerich & Payne	1,510	94
National Oilwell Varco	2,650	86
Total Petroleum & Fuel Products		349
Pharmaceuticals — 0.1%
Pfizer	2,440	90
Total Pharmaceuticals		90

Schedule of Investments

Diversified Income Fund (continued)

Description	Shares	Value (000)
Real Estate Investment Trust — 19.3%
Apple Hospitality	11,540	$235
Brandywine Realty Trust	13,640	230
Care Capital Properties	8,152	241
CBL & Associates Properties	21,840	268
Columbia Property Trust	10,210	248
Communications Sales & Leasing	8,600	267
Corporate Office Properties Trust	7,895	237
Corrections Corp of America	6,305	202
DDR	12,310	243
DiamondRock Hospitality	23,990	236
Digital Realty Trust	2,220	232
DuPont Fabros Technology	4,980	238
EastGroup Properties	3,320	244
EPR Properties	2,990	251
Gaming and Leisure Properties	6,420	230
GEO Group	6,365	220
HCP	6,460	253
Healthcare Realty Trust	6,685	242
Healthcare Trust of America, Cl A	7,030	239
Highwoods Properties	5	—
Hospitality Properties Trust	8,275	264
Host Hotels & Resorts	13,900	247
Iron Mountain	5,730	236
Kite Realty Group Trust	7,830	238
Lamar Advertising, Cl A	3,310	225
LaSalle Hotel Properties	9,280	256
Lexington Realty Trust	22,460	244
Liberty Property Trust	5,675	235
Medical Properties Trust	14,535	228
National Retail Properties	4,720	251
NorthStar Realty Finance	16,100	216
Omega Healthcare Investors	6,695	231
Outfront Media	9,630	224
Pebblebrook Hotel Trust	8,440	250
Piedmont Office Realty Trust, Cl A	10,720	235
Potlatch	6,160	236
Rayonier	8,190	223
Realty Income	3,525	252
Retail Properties of America, Cl A	13,460	237
RLJ Lodging Trust	10,550	251
Ryman Hospitality Properties	4,390	247
Senior Housing Properties Trust	11,300	251
Spirit Realty Capital	18,620	255
Sunstone Hotel Investors	17,760	236
Washington Real Estate Investment Trust	7,195	247
Welltower	3,065	243
WP Carey	3,300	240

Description	Shares	Value (000)
Real Estate Investment Trust (continued)
WP Glimcher	21,010	$266
Xenia Hotels & Resorts	13,390	241
Total Real Estate Investment Trust		11,561
Retail — 0.5%
GameStop, Cl A	2,900	89
Guess?	4,400	65
Mattel	3,710	124
Total Retail		278
Telephones & Telecommunication — 0.5%
AT&T	2,545	110
CenturyLink	3,025	95
Verizon Communications	1,800	100
Total Telephones & Telecommunication		305
Total Common Stock (Cost $14,328 (000))		16,739
Registered Investment Companies — 17.3%
Open-End Funds — 12.0%
BlackRock Funds II — Floating Rate Income Portfolio, Institutional Class	353,415	3,570
BlackRock High Yield Portfolio, Institutional Class	479,793	3,589
Total Open-End Funds		7,159
Exchange Traded Fund — 5.3%
Alerian MLP ETF	247,467	3,175
Total Exchange Traded Fund		3,175
Total Registered Investment Companies (Cost $10,099 (000))		10,334
Preferred Stock — 17.2%
Banks — 1.8%
Citigroup 6.300% (B)	20,000	536
Wells Fargo 5.700% (B)	20,000	538
Total Banks		1,074
Electrical Utilities — 0.9%
Entergy New Orleans 5.500%, 04/01/2066	20,000	539
Total Electrical Utilities		539
Financial Services — 2.5%
Morgan Stanley 6.875% (A) (B)	20,000	590
PPL Capital Funding 5.900%, 04/30/2073	22,900	613

Schedule of Investments	July 31, 2016 (Unaudited)

Diversified Income Fund (concluded)

Description	Shares	Value (000)
Financial Services (continued)
State Street 5.900% (A)(B)	10,000	$294
Total Financial Services		1,497
Insurance — 4.6%
Aegon 6.375% (B)	63	2
Allstate 5.625% (B)	20,000	550
American Financial Group 5.750%, 08/25/2042	23,010	603
AmTrust Financial Services 7.500% (B)	20,000	535
Hartford Financial Services Group 7.875%, 04/15/2042 (A)	18,240	572
Maiden Holdings North America 8.000%, 03/27/2042	19,000	496
Total Insurance		2,758
Internet — 0.9%
eBay 6.000%, 02/01/2056	20,000	535
Total Internet		535
Pipelines — 0.8%
NuStar Logistics 7.625%, 01/15/2043 (A)	19,490	496
Total Pipelines		496
Real Estate Investment Trust — 2.7%
DDR 6.250% (B)	20,000	518
Digital Realty Trust 5.875% (B)	20,000	523
Public Storage 5.400% (B)	20,000	536
Total Real Estate Investment Trust		1,577
Telephones & Telecommunication — 1.4%
Qwest 6.125%, 06/01/2053	33,141	858
Total Telephones & Telecommunication		858
Transportation Services — 0.7%
Costamare 7.625% (B)	20,000	412
Total Transportation Services		412
Wireless Telecommunication Services — 0.9%
United States Cellular 7.250%, 12/01/2063	20,000	547
Total Wireless Telecommunication Services		547
Total Preferred Stock (Cost $9,756 (000))		10,293

Description	Face Amount (000)/Shares	Value (000)
Convertible Bond (C) — 0.4%
Electrical Utilities — 0.4%
NRG Yield
3.500%, 02/01/19	$250	$250
Total Electrical Utilities		250
Total Convertible Bond (Cost $241 (000))		250
Cash Equivalent (D) — 3.1%
Federated Prime Obligations Fund, Cl I, 0.330%	1,846,802	1,847
Total Cash Equivalent (Cost $1,847 (000))		1,847
Total Investments — 99.3% (Cost $56,220 (000))		$59,408

Percentages are based on net assets of $59,816 (000).

*	Non-income producing security.
(A)	Variable Rate Security — The rate reported is the rate in effect at July 31, 2016.
(B)	Perpetual Maturity
(C)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2016, the value of these securities amounted to $8,229 (000), representing 13.8% of the net assets.
(D)	The rate reported is the 7-day effective yield as of July 31, 2016.

Cl — Class

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

Diversified International Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 92.7%
Australia — 0.8%
BHP Billiton ADR	82,805	$2,458
Total Australia		2,458
Austria — 5.4%
Conwert Immobilien Invest	234,758	3,863
Erste Group Bank	163,891	4,344
Schoeller-Bleckmann Oilfield Equipment	56,222	3,448
Voestalpine	126,078	4,444
Total Austria		16,099
Brazil — 2.5%
Banco Bradesco ADR	415,615	3,616
Qualicorp	572,800	3,783
Total Brazil		7,399
Canada — 2.6%
Magna International	115,876	4,469
Rogers Communications, Cl B	73,415	3,243
Total Canada		7,712
China — 2.1%
Anhui Conch Cement, Cl H	1,200,500	3,148
BYD, Cl H*	496,500	3,148
Total China		6,296
Colombia — 1.2%
Bancolombia ADR	104,164	3,558
Total Colombia		3,558
Czech Republic — 1.0%
Komercni Banka	77,725	3,055
Total Czech Republic		3,055

Description	Shares	Value (000)
France — 4.2%
Safran	61,259	$4,165
Societe Generale	93,869	3,207
Sodexo	44,988	5,270
Total France		12,642
Germany — 1.5%
Continental	21,734	4,557
Total Germany		4,557
Hong Kong — 3.1%
China Life Insurance, Cl H	2,608,000	5,942
Orient Overseas International	943,700	3,344
Total Hong Kong		9,286
India — 4.1%
HDFC Bank ADR	95,496	6,615
ICICI Bank ADR	728,244	5,520
Total India		12,135
Indonesia — 1.1%
Indofood Sukses Makmur	5,099,700	3,241
Total Indonesia		3,241
Ireland — 3.5%
Shire	162,691	10,522
Total Ireland		10,522
Italy — 1.8%
Prysmian	229,815	5,376
Total Italy		5,376
Japan — 6.1%
Denso	212,400	8,385
Hitachi	760,000	3,534
Secom	83,800	6,344
Total Japan		18,263
Mexico — 1.4%
Grupo Financiero Banorte, Cl O	779,400	4,272
Total Mexico		4,272
Netherlands — 1.0%
Royal Dutch Shell, Cl A	110,678	2,869
Total Netherlands		2,869
Norway — 4.6%
DNB	514,760	5,674
Norsk Hydro	891,550	3,814

Schedule of Investments	July 31, 2016 (Unaudited)

Diversified International Fund (concluded)

Description	Shares	Value (000)
Norway (continued)
StatoilHydro ADR	277,637	$4,417
Total Norway		13,905
Panama — 2.3%
Carnival	147,624	6,897
Total Panama		6,897
Singapore — 2.4%
DBS Group Holdings	371,000	4,256
United Industrial	1,411,600	2,869
Total Singapore		7,125
South Korea — 3.2%
Hyundai Mobis	21,780	4,958
Samsung Electronics	3,377	4,640
Total South Korea		9,598
Spain — 3.2%
Amadeus IT Holding, Cl A	204,495	9,603
Total Spain		9,603
Sweden — 1.7%
Getinge, Cl B	255,988	5,205
Total Sweden		5,205
Switzerland — 6.2%
Credit Suisse Group ADR	288,624	3,337
Novartis ADR	89,157	7,423
Roche Holding	31,090	7,963
Total Switzerland		18,723
Taiwan — 4.8%
Advanced Semiconductor Engineering	3,664,000	4,361
Hon Hai Precision Industry	1,986,000	5,469
Taiwan Semiconductor Manufacturing	864,000	4,669
Total Taiwan		14,499
Turkey — 1.3%
Akbank	1,564,329	4,028
Total Turkey		4,028
United Kingdom — 9.3%
Barclays	3,028,068	6,214
Diageo	260,368	7,471
HSBC Holdings	761,750	5,008
ITV	2,063,171	5,369
Rio Tinto ADR	119,513	3,922
Total United Kingdom		27,984

Description	Shares	Value (000)
United States — 10.3%
Core Laboratories	68,088	$7,953
Everest Re Group	30,860	5,833
ICON*	143,578	11,153
Teva Pharmaceutical Industries ADR	108,518	5,806
Total United States		30,745
Total Common Stock (Cost $246,473 (000))		278,052
Registered Investment Companies — 4.9%
Exchange Traded Funds — 4.9%
iShares MSCI EAFE Index Fund	191,426	11,106
iShares MSCI Emerging Markets ETF	101,842	3,690
Total Exchange Traded Funds		14,796
Registered Investment Companies (Cost $14,516 (000))		14,796
Cash Equivalents (A) — 1.3%
Dreyfus Government Cash Management, Institutional Class, 0.230%	2,585,976	2,586
Federated Prime Obligations Fund, Cl I, 0.330%	1,249,104	1,249
Total Cash Equivalents (Cost $3,835 (000))		3,835
Total Investments — 98.9% (Cost $264,824 (000))		$296,683

Percentages are based on net assets of $300,037 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2016.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

EAFE — Europe, Australasia and Far East

MSCI — Morgan Stanley Capital International

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

Dynamic Asset Allocation Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Registered Investment Companies — 99.1%
Exchange Traded Funds — 99.1%
Alerian MLP ETF	5,080	$65
First Trust North American Energy Infrastructure ETF	5,240	130
iShares 20+ Year Treasury Bond ETF	1,455	206
iShares Commodities Select Strategy ETF	2,470	77
iShares Core S&P 500 ETF	1,075	236
iShares Core U.S. Aggregate Bond ETF	1,805	204
iShares iBoxx High Yield Fund ETF	540	46
iShares iBoxx Investment Grade Corporate Bond ETF	570	71
iShares MSCI EAFE Index Fund	2,400	139
iShares MSCI EAFE Small-Capital ETF	905	46
iShares MSCI Emerging Markets ETF	4,310	156
iShares MSCI Frontier 100 ETF	1,845	46
iShares MSCI Global Gold Miners ETF	3,990	51
iShares Russell 2000 ETF	940	114
iShares U.S. Preferred Stock ETF	1,685	68
PowerShares Senior Loan Portfolio ETF	2,920	68
SPDR Barclays International Treasury Bond ETF	1,190	69
SPDR S&P Emerging Markets SmallCap ETF	1,115	46
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	4,780	90
Vanguard Global ex-U.S. Real Estate ETF	1,595	90
Vanguard REIT ETF	1,725	159
Total Exchange Traded Funds		2,177
Total Registered Investment Companies (Cost $2,031 (000))		2,177
Cash Equivalent (A) — 1.1%
Federated Prime Obligations Fund, Cl I, 0.330%	24,828	25
Total Cash Equivalent (Cost $25 (000))		25
Total Investments — 100.2% (Cost $2,056 (000))		$2,202

Percentages are based on net assets of $2,198 (000).

(A)	The rate reported is the 7-day effective yield as of July 31, 2016.

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	July 31, 2016 (Unaudited)

Government Money Market Fund

Percentages are based on total investments.

Description	Face Amount (000)/Shares	Value (000)
U.S. Treasury Obligations — 50.5%
United States Treasury Notes
0.875%, 09/15/16	$20,000	$20,014
0.375%, 10/31/16	15,000	14,996
United States Treasury Bills
0.273%, 08/18/16	85,000	84,989
0.241%, 08/25/16	20,000	19,997
Total U.S. Treasury Obligations (Cost $139,996 (000))		139,996
U.S. Government Agency Obligations — 30.6%
FFCB (A)
0.500%, 11/23/16	15,000	14,995
FHLB (B)
0.355%, 08/05/16	5,000	5,000
0.421%, 10/03/16	20,000	19,985
0.725%, 12/15/16	5,000	4,987
FHLMC (B)
0.340%, 09/20/16	25,000	24,988
FNMA (B)
0.280%, 10/07/16	15,000	14,992
Total U.S. Government Agency Obligations (Cost $84,947 (000))		84,947
Cash Equivalents (C) — 18.9%
Federated Government Obligations Fund, 0.270%	26,596,970	26,597
Federated Treasury Obligations Fund, Cl Institutional, 0.210%	25,724,332	25,724
Total Cash Equivalents (Cost $52,321 (000))		52,321
Total Investments — 100.0% (Cost $277,264 (000))		$277,264

Percentages are based on net assets of $277,309 (000).

(A) Variable Rate Security — The rate reported is the rate in effect at July 31, 2016.

(B) Discount Note — The rate reported is the effective yield at time of purchase.

(C) The rate reported is the 7-day effective yield as of July 31, 2016.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

Growth Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 98.2%
Aerospace & Defense — 1.5%
Honeywell International	19,000	$2,210
Total Aerospace & Defense		2,210
Airlines — 1.3%
Southwest Airlines	50,000	1,851
Total Airlines		1,851
Banks — 2.7%
Bank of Hawaii	33,000	2,275
Signature Bank NY*	14,000	1,683
Total Banks		3,958
Broadcasting, Newspapers and Advertising — 1.4%
Scripps Networks Interactive, Cl A	32,000	2,114
Total Broadcasting, Newspapers and Advertising		2,114
Building & Construction — 1.7%
Lennox International	16,000	2,509
Total Building & Construction		2,509
Cable/Media — 3.0%
Cable One	4,000	2,096
Comcast, Cl A	34,000	2,286
Total Cable/Media		4,382
Chemicals — 3.0%
PPG Industries	20,000	2,094
RPM International	42,000	2,279
Total Chemicals		4,373
Commercial Services — 1.4%
Waste Connections	28,000	2,085
Total Commercial Services		2,085
Computer Software — 3.1%
Citrix Systems*	24,000	2,139

Description	Shares	Value (000)
Computer Software (continued)
Synopsys*	43,000	$2,329
Total Computer Software		4,468
Computers & Services — 7.1%
CoreLogic*	59,000	2,376
Global Payments	27,000	2,016
Microsoft	37,000	2,097
Motorola Solutions	28,000	1,943
Total System Services	38,000	1,935
Total Computers & Services		10,367
Data Processing & Outsourced Services — 4.4%
Equifax	16,000	2,119
Fiserv*	20,000	2,207
Nielsen Holdings	39,000	2,101
Total Data Processing & Outsourced Services		6,427
Diversified Support Services — 1.5%
Copart*	42,000	2,118
Total Diversified Support Services		2,118
Drugs — 1.4%
Bristol-Myers Squibb	28,000	2,095
Total Drugs		2,095
Electrical Components & Equipment — 1.6%
Belden	32,000	2,343
Total Electrical Components & Equipment		2,343
Entertainment & Gaming — 1.5%
Activision Blizzard	53,000	2,128
Total Entertainment & Gaming		2,128
Financial Services — 4.3%
Intercontinental Exchange	7,000	1,849
MSCI, Cl A	29,000	2,495
T Rowe Price Group	27,000	1,909
Total Financial Services		6,253
Food, Beverage & Tobacco — 5.7%
Campbell Soup	34,000	2,117
Constellation Brands, Cl A	13,000	2,140
Dr Pepper Snapple Group	20,000	1,970
General Mills	29,000	2,085
Total Food, Beverage & Tobacco		8,312
Home Furnishings — 3.1%
Leggett & Platt	41,000	2,156
Mohawk Industries*	11,000	2,298
Total Home Furnishings		4,454

Schedule of Investments	July 31, 2016 (Unaudited)

Growth Fund (concluded)

Description	Shares	Value (000)
Industrials — 1.2%
Danaher	22,000	$1,792
Total Industrials		1,792
Information Technology — 1.4%
VeriSign*	24,000	2,079
Total Information Technology		2,079
Insurance — 1.5%
Old Republic International	110,000	2,132
Total Insurance		2,132
Insurance Brokers — 3.0%
Brown & Brown	60,000	2,199
Marsh & McLennan	33,000	2,170
Total Insurance Brokers		4,369
Machinery — 3.1%
IDEX	25,000	2,245
Illinois Tool Works	20,000	2,308
Total Machinery		4,553
Managed Health Care — 1.4%
UnitedHealth Group	14,000	2,005
Total Managed Health Care		2,005
Manufacturing — 3.3%
Acuity Brands	9,000	2,362
Post Holdings*	28,000	2,427
Total Manufacturing		4,789
Medical Products & Services — 10.3%
Becton Dickinson and	12,000	2,112
Charles River Laboratories International*	25,000	2,198
Edwards Lifesciences*	20,000	2,290
HCA Holdings*	25,000	1,928
Medtronic	23,000	2,016
VCA*	33,000	2,354
Waters*	14,000	2,225
Total Medical Products & Services		15,123
Paper & Paper Products — 1.5%
Avery Dennison	29,000	2,259
Total Paper & Paper Products		2,259
Real Estate Investment Trust — 5.9%
Equinix	6,000	2,237
Lamar Advertising, Cl A	31,000	2,104
Public Storage	8,500	2,031

Description	Shares	Value (000)
Real Estate Investment Trust (continued)
Simon Property Group	10,000	$2,270
Total Real Estate Investment Trust		8,642
Retail — 10.0%
Dollar General	23,000	2,179
Home Depot	16,000	2,212
Lowe’s	25,000	2,057
McDonald’s	17,000	2,000
Pool	21,000	2,148
TJX	26,000	2,124
Vista Outdoor*	39,000	1,952
Total Retail		14,672
Semi-Conductors & Instruments — 4.4%
Applied Materials	86,000	2,261
Broadcom	13,000	2,106
Microchip Technology	38,000	2,114
Total Semi-Conductors & Instruments		6,481
Telecommunication Services — 1.5%
Facebook, Cl A*	18,000	2,231
Total Telecommunication Services		2,231
Total Common Stock (Cost $122,182 (000))		143,574
Cash Equivalent (A) — 0.3%
Federated Prime Obligations Fund, Cl I, 0.330%	431,151	431
Total Cash Equivalent (Cost $431 (000))		431
Total Investments — 98.5% (Cost $122,613 (000))		$144,005

Percentages are based on net assets of $146,169 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2016.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

International Small Cap Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 95.0%
Australia — 9.3%
Australian Pharmaceutical Industries	15,700	$23
Aveo Group	81,400	216
Charter Hall Group	21,600	92
HFA Holdings	75,200	129
Reject Shop	6,300	61
Sandfire Resources NL	10,100	44
Sirtex Medical	1,700	41
TPG Telecom	7,600	74
Villa World	24,500	44
Vita Group	15,500	57
Vocus Communications	5,000	34
Total Australia		815
Belgium — 2.0%
AGFA-Gevaert*	16,600	60
Ion Beam Applications	2,400	113
Total Belgium		173
Canada — 5.4%
Alacer Gold*	11,400	29
Alaris Royalty	11,000	196
Centerra Gold	8,900	52
Fiera Capital, Cl A	3,100	30
High Arctic Energy Services	7,600	22
Kirkland Lake Gold*	4,900	42
Lucara Diamond	12,300	38
Sierra Wireless*	1,800	32
Supremex	8,100	31
Total Canada		472
France — 6.4%
Air France-KLM*	14,300	83
Faurecia	500	20

Description	Shares	Value (000)
France (continued)
Ipsen	700	$46
Peugeot*	13,000	196
Sopra Steria Group	1,600	188
Technicolor	5,000	31
Total France		564
Germany — 6.0%
ADVA Optical Networking*	11,887	106
AURELIUS Equity Opportunities & KGaA	3,408	208
Aurubis	2,661	138
Homag Group	1,842	77
Total Germany		529
Hong Kong — 4.9%
Hutchison Telecommunications Hong Kong Holdings	81,000	30
PCCW	101,000	73
Skyworth Digital Holdings	289,000	216
SmarTone Telecommunications Holdings	34,000	61
Tianneng Power International	79,000	54
Total Hong Kong		434
Ireland — 0.5%
Paddy Power Betfair	400	47
Total Ireland		47
Israel — 0.3%
Reit 1	9,705	31
Total Israel		31
Italy — 1.7%
Ascopiave	12,000	38
DiaSorin	1,800	113
Total Italy		151
Japan — 27.2%
Aisan Industry	6,900	50
Argo Graphics	4,000	72
Calsonic Kansei	2,000	16
Canon Electronics	10,400	160
Central Glass	5,000	22
Daiwabo Holdings	11,000	26
Geo Holdings	4,300	63
G-Tekt	2,600	40
Hitachi Kokusai Electric	8,000	130
Inaba Denki Sangyo	600	22
Ishihara Sangyo Kaisha*	20,000	13
Jafco	900	24

Schedule of Investments	July 31, 2016 (Unaudited)

International Small Cap Fund (continued)

Description	Shares	Value (000)
Japan (continued)
Janome Sewing Machine*	6,400	$37
JVC Kenwood	78,400	184
Kanematsu Electronics	1,800	34
Kasai Kogyo	11,200	113
Kyowa Exeo	7,400	97
Mimasu Semiconductor Industry	3,000	31
Mitsubishi Steel Manufacturing	16,000	27
Musashi Seimitsu Industry	1,400	29
NEC Networks & System Integration	1,000	19
Nippon Coke & Engineering	22,100	15
Nippon Light Metal Holdings	15,200	35
Nippon Road	12,000	50
Nissin	19,000	58
Nittetsu Mining	14,000	49
PanaHome	3,000	24
Punch Industry	4,600	36
San-Ai Oil	8,900	60
Sanyo Denki	12,500	60
Sanyo Special Steel	34,900	188
Sekisui Plastics	10,000	33
Shin-Etsu Polymer	9,600	62
Shinko Plantech	9,900	72
Shizuoka Gas	4,800	36
Take And Give Needs	3,400	13
Tatsuta Electric Wire and Cable	5,200	17
Tokai Rika	800	16
Tokyo Energy & Systems	2,000	23
Tokyo Tekko	8,000	30
Toyo Kohan	4,300	11
Unipres	900	15
YAMABIKO	4,400	35
Yamazen	4,800	42
Yorozu	9,800	155
Yurtec	8,000	48
Total Japan		2,392
Netherlands — 0.4%
AMG Advanced Metallurgical Group	2,300	33
Total Netherlands		33
Norway — 4.6%
AF Gruppen	9,000	167
Grieg Seafood	35,500	236
Total Norway		403
Portugal — 0.2%
Altri SGPS	5,300	21
Total Portugal		21

Description	Shares	Value (000)
Singapore — 4.1%
China Aviation Oil Singapore	32,000	$35
Mapletree Greater China Commercial Trust	45,000	36
Mapletree Industrial Trust	179,900	243
Yanlord Land Group	48,900	43
Total Singapore		357
South Korea — 1.3%
Hanwha General Insurance	5,135	32
Korea Petrochemical Industries	210	44
Poongsan	1,320	37
Total South Korea		113
Spain — 1.5%
CIE Automotive	1,900	37
Gamesa Tecnologica	4,300	91
Total Spain		128
Sweden — 1.9%
Axfood	2,200	40
Boliden	1,000	22
Fastighets Balder, Cl B*	1,300	36
Intrum Justitia	700	22
Probi	1,300	51
Total Sweden		171
Switzerland — 3.4%
Adecco Group	3,068	168
Lonza Group	715	135
Total Switzerland		303
United Kingdom — 13.2%
Beazley	37,400	197
Clinigen Group	3,700	33
Conviviality	13,400	38
Dart Group	3,600	23
Derwent London	1,400	53
Dialog Semiconductor*	1,607	53
GVC Holdings*	19,200	160
Indivior	10,800	42
Plus500	3,500	34
Rank Group	44,700	132
Savills	2,600	24
Segro	3,300	19
Spirent Communications	98,800	118
Stagecoach Group	66,300	178
Synthomer	6,400	31
Zoopla Property Group (A)	7,500	29
Total United Kingdom		1,164

Schedule of Investments

International Small Cap Fund (concluded)

Description	Shares	Value (000)
United States — 0.7%
OM Asset Management	2,478	$34
Orbotech*	1,000	29
Total United States		63
Total Common Stock (Cost $8,304 (000))		8,364
Cash Equivalents (B) — 5.4%
Federated Prime Obligations Fund, Cl I, 0.330%	349,580	350
Dreyfus Government Cash Management, Cl I, 0.230%	124,397	124
Total Cash Equivalents (Cost $474 (000))		474
Total Investments — 100.4% (Cost $8,778 (000))		$8,838

Percentages are based on net assets of $8,803 (000).

*	Non-income producing security.
(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2016, the value of these securities amounted to $29 (000), representing 0.3% of the net assets.
(B)	The rate reported is the 7-day effective yield as of July 31, 2016.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	July 31, 2016 (Unaudited)

Louisiana Tax-Free Income Fund

Percentages are based on total investments.

Description	Face Amount (000)	Value (000)
Municipal Bonds — 91.5%
Louisiana — 90.7%
Central Community School System, GO Callable 03/01/24 @ 100
4.000%, 03/01/30	$150	$167
Desoto Parish School Board, RB Callable 05/01/22 @ 100
3.500%, 05/01/32	370	392
East Ouachita Parish School District, Ser A, GO Callable 03/01/25 @ 100
4.000%, 03/01/26	100	115
Iberia Parishwide School District, GO Callable 03/01/24 @ 100
3.750%, 03/01/33	275	298
Lafayette, Consolidated Government, RB, AGM Callable 11/01/25 @ 100
3.750%, 11/01/31	50	54
Lafayette, Consolidated Government, RB Callable 11/01/20 @ 100
4.750%, 11/01/35	200	226
Lafayette, Parish Law Enforcement District, Limited Tax, GO Callable 03/01/22 @ 100
3.250%, 03/01/32	280	292
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB Callable 11/01/25 @ 100
5.000%, 11/01/32	250	307
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB Callable 10/01/24 @ 100
5.000%, 10/01/34	350	422

Description	Face Amount (000)	Value (000)
Louisiana (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB Callable 12/01/21 @ 100
4.125%, 12/01/32	$300	$325
Louisiana, Local Government Environmental Facilities & Community Development Authority, East Ascension Consolidation Project, RB, AMBAC Pre-Refunded @ 100
4.500%, 06/01/17 (A)	150	155
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM Callable 09/01/21 @ 100
4.625%, 09/01/41	300	329
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Student Project, RB, AGM Callable 10/01/20 @ 100
5.000%, 10/01/41	325	370
Louisiana, Local Government Environmental Facilities & Community Development Authority, Plaquemines Project, RB, AGM Callable 09/01/22 @ 100
4.000%, 09/01/37	200	214
Louisiana, Local Government Environmental Facilities & Community Development Authority, Southeastern Louisiana University Project, Ser A, RB, AGM Callable 10/01/20 @ 100
5.000%, 10/01/40	210	233
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM Callable 07/01/21 @ 100
4.900%, 07/01/41	175	195
Louisiana, Public Facilities Authority, Nineteenth Judicial District Court Project, RB, NATL Pre-Refunded @ 100
5.500%, 06/01/17 (A)	25	26
Louisiana, State Gasoline & Fuels Tax Revenue, Ser B, RB Callable 05/01/20 @ 100
5.000%, 05/01/37	165	188

Schedule of Investments

Louisiana Tax-Free Income Fund (concluded)

Description	Face Amount (000)	Value (000)
Louisiana (continued)
Louisiana, State Transportation Authority, Ser A, RB Callable 08/15/23 @ 100
4.500%, 08/15/43	$350	$395
Louisiana, State University & Agricultural & Mechanical College, Auxilary, Ser A, RB Callable 07/01/20 @ 100
5.000%, 07/01/35	100	113
Parish of Ascension Louisiana, RB, AGM Callable 04/01/18 @ 100
3.250%, 04/01/35	315	318
Parish of St. John the Baptist Louisiana, GO Callable 03/01/25 @ 100
3.500%, 03/01/30	110	119
Plaquemines Parish, Ser A, RB Callable 03/01/20 @ 101
4.550%, 03/01/28	115	127
St. Charles Parish School District No. 1, GO Callable 03/01/22 @ 100
3.000%, 03/01/30	300	309
St. Martin Parish School Board, GO, AGM Callable 03/01/21 @ 100
5.000%, 03/01/31	100	115
St. Tammany Parish Hospital Service District No. 2, GO Callable 03/01/22 @ 100
3.125%, 03/01/32	260	271
St. Tammany Parish Recreation District No. 14, GO Callable 04/01/24 @ 100
3.750%, 04/01/34	275	303
Tangipahoa Parish, Water District Project, RB, AMBAC Callable 04/01/17 @ 100
4.375%, 04/01/47	350	356
Terrebonne Parish, Hospital Service District No. 1 Project, General Medical Center Project, RB Callable 04/01/20 @ 100
5.000%, 04/01/28	150	167
Terrebonne Parish, Sales & Use Tax Project, RB, AGM Callable 04/01/21 @ 100
5.250%, 04/01/36	100	115
Town of Livingston Louisiana, RB Callable 08/01/21 @ 100
5.300%, 08/01/41	250	279

Description	Face Amount (000)/Shares	Value (000)
Louisiana (continued)
West Ouachita Parish School District, RB Callable 09/01/25 @ 100
3.750%, 09/01/34	$290	$320
Zachary Community School District No. 1, GO Callable 03/01/22 @ 100
3.500%, 03/01/32	200	212
Total Louisiana		7,827
Virgin Islands — 0.8%
Virgin Islands, Public Finance Authority, Matching Fund Loan Note Capital Project, Ser A-1, RB Callable 10/01/19 @ 100
5.000%, 10/01/39	70	70
Total Virgin Islands		70
Total Municipal Bonds (Cost $7,233 (000))		7,897
Cash Equivalent (B) — 7.4%
Federated Government Obligations Fund, Cl I, 0.270%	639,641	640
Total Cash Equivalent (Cost $640 (000))		640
Total Investments — 98.9% (Cost $7,873 (000))		$8,537

Percentages are based on net assets of $8,634 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of July 31, 2016.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	July 31, 2016 (Unaudited)

Microcap Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 97.0%
Agriculture — 1.4%
American Vanguard	6,435	$96
Total Agriculture		96
Automotive — 3.0%
Stoneridge*	6,300	105
Winnebago Industries	4,050	96
Total Automotive		201
Banks — 9.8%
Enterprise Financial Services	3,065	88
First Community Bancshares	4,620	105
First Defiance Financial	2,139	89
Home Bancorp	3,440	100
OFG Bancorp	9,950	106
Pacific Continental	5,500	80
Walker & Dunlop*	3,700	88
Total Banks		656
Beauty Products — 1.5%
Natural Health Trends	2,950	99
Total Beauty Products		99
Broadcasting, Newspapers and Advertising — 1.6%
Entercom Communications, Cl A	7,500	110
Total Broadcasting, Newspapers and Advertising		110
Building & Construction — 1.7%
Insteel Industries	3,200	111
Total Building & Construction		111
Casinos & Gaming — 1.5%
Monarch Casino & Resort*	4,306	100
Total Casinos & Gaming		100

Description	Shares	Value (000)
Chemicals — 4.4%
Chase	1,575	$95
Ciner Resources	3,220	98
Core Molding Technologies*	6,550	105
Total Chemicals		298
Commercial Services — 6.3%
Barrett Business Services	2,360	101
BG Staffing	5,830	123
Kelly Services, Cl A	4,900	100
TRC*	13,650	96
Total Commercial Services		420
Computers & Services — 4.7%
AstroNova	5,900	94
Bel Fuse, Cl B	6,256	128
USA Technologies*	20,300	96
Total Computers & Services		318
Data Processing & Outsourced Services — 2.8%
Mistras Group*	3,700	92
RPX*	9,193	93
Total Data Processing & Outsourced Services		185
Diversified Support Services — 1.3%
VSE	1,380	88
Total Diversified Support Services		88
Electrical Utilities — 2.8%
Spark Energy, Cl A	3,775	94
Unitil	2,160	94
Total Electrical Utilities		188
Entertainment — 3.6%
Golden Entertainment	6,950	95
Intrawest Resorts Holdings*	9,993	145
Total Entertainment		240
Financial Services — 9.9%
Ares Commercial Real Estate	7,600	97
Ellington Financial	5,100	88
Hennessy Advisors	2,650	92
International. FCStone*	3,310	96
Manning & Napier, Cl A	11,000	86
Nicholas Financial*	8,450	90
Regional Management*	6,200	117
Total Financial Services		666

Schedule of Investments

Microcap Fund (concluded)

Description	Shares	Value (000)
Home Furnishings — 1.3%
Hooker Furniture	3,695	$85
Total Home Furnishings		85
Household Products — 1.4%
Oil-Dri Corp of America	2,587	97
Total Household Products		97
Information Technology — 1.4%
Datalink*	11,350	97
Total Information Technology		97
Insurance — 8.5%
Ambac Financial Group*	5,750	104
EMC Insurance Group	3,411	95
Employers Holdings	3,250	93
Hallmark Financial Services*	8,621	91
Heritage Insurance Holdings	7,900	98
Kingstone	10,400	91
Total Insurance		572
Machinery — 4.8%
Eastern	5,450	96
Global Brass & Copper Holdings	3,820	108
Lydall*	2,650	119
Total Machinery		323
Medical Products & Services — 5.1%
Exactech*	4,620	125
FONAR*	5,330	119
Triple-S Management, Cl B*	3,875	96
Total Medical Products & Services		340
Petroleum & Fuel Products — 3.9%
Mitcham Industries*	22,900	77
Natural Gas Services Group*	4,000	100
Sanchez Production Partners	8,355	86
Total Petroleum & Fuel Products		263
Petroleum Refining — 1.5%
REX American Resources*	1,500	99
Total Petroleum Refining		99
Printing & Publishing — 1.2%
Ennis	4,675	81
Total Printing & Publishing		81
Retail — 6.5%
Carrols Restaurant Group*	7,035	85
El Pollo Loco Holdings*	7,100	94

Description	Shares	Value (000)
Retail (continued)
Huttig Building Products*	15,400	$86
Ruth’s Hospitality Group	5,072	81
Transcat*	9,040	93
Total Retail		439
Telecommunication Services — 3.7%
ARI Network Services*	20,280	104
MeetMe*	21,900	141
Total Telecommunication Services		245
Telephones & Telecommunication — 1.4%
Hawaiian Telcom Holdco*	4,187	93
Total Telephones & Telecommunication		93
Total Common Stock (Cost $5,835 (000))		6,510
Cash Equivalent (A) — 2.7%
Federated Prime Obligations Fund, Cl I, 0.330%	182,962	183
Total Cash Equivalent (Cost $183 (000))		183
Total Investments — 99.7% (Cost $6,018 (000))		$6,693

Percentages are based on net assets of $6,710 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2016.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	July 31, 2016 (Unaudited)

Mississippi Tax-Free Income Fund

Percentages are based on total investments.

Description	Face Amount (000)	Value (000)
Municipal Bonds — 94.1%
Mississippi — 91.4%
Clinton Public School District, GO Callable 10/01/21 @ 100
2.750%, 10/01/28	$200	$210
County of Lauderdale Mississippi, GO Callable 11/01/25 @ 100
3.250%, 11/01/31	250	269
Callable 11/01/25 @ 100
3.000%, 11/01/30	100	106
Jackson, State University Educational Building Project, Ser A-1, RB Callable 03/01/20 @ 100
5.000%, 03/01/34	645	725
Mississippi, Development Bank, Biloxi Project, Ser A, RB, AMBAC Callable 11/01/16 @ 100
4.650%, 11/01/27	440	445
Mississippi, Development Bank, Columbus Infrastructure Building Project, RB, AGM Callable 12/01/20 @ 100
4.500%, 12/01/30	100	113
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB
5.000%, 08/01/19	200	223
Mississippi, Development Bank, Flowood Refunding Project, RB Callable 11/01/21 @ 100
4.125%, 11/01/31	950	1,054
Mississippi, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/24	200	248
5.250%, 01/01/34	1,200	1,680
Mississippi, Development Bank, Hinds Community College District Project, RB, AGC Pre-Refunded @ 100
5.375%, 10/01/19 (A)	50	57

Description	Face Amount (000)	Value (000)
Mississippi (continued)
Mississippi, Development Bank, Hinds Community College Project, RB, AGM Callable 04/01/21 @ 100
5.125%, 04/01/41	$400	$452
Mississippi, Development Bank, Jackson Public School District Project, RB Callable 04/01/23 @ 100
5.000%, 04/01/28	575	686
Mississippi, Development Bank, Jackson Water & Sewer Project, RB, AGM Callable 09/01/22 @ 100
3.500%, 09/01/34	700	737
Mississippi, Development Bank, Jones County Junior College Project, RB, AGC Pre-Refunded @ 100
5.000%, 03/01/19 (A)	75	83
Mississippi, Development Bank, Jones County Junior College Project, RB, BAM Callable 05/01/26 @ 100
3.500%, 05/01/35	200	208
Mississippi, Development Bank, Jones County Rest Home Project, RB, AGM Callable 04/01/21 @ 100
5.500%, 04/01/30	385	452
Callable 04/01/21 @ 100
5.250%, 04/01/27	305	356
Callable 04/01/21 @ 100
5.125%, 04/01/26	50	58
Mississippi, Development Bank, Magnolia Regional Health Center Project, Ser A, RB
5.500%, 10/01/21	400	471
Mississippi, Development Bank, Marshall Country Industrial Development Authority, RB Callable 01/01/25 @ 100
3.750%, 01/01/35	200	214
Mississippi, Development Bank, Pearl Capital Improvement Project, RB, AGM Callable 12/01/21 @ 100
4.000%, 12/01/31	455	494
Mississippi, Development Bank, Pearl River Community College Project, RB, AGM Callable 09/01/22 @ 100
3.375%, 09/01/36	900	935
Mississippi, Development Bank, Tax Increment Financing Project, TA Callable 05/01/19 @ 100
4.500%, 05/01/24	120	131

Schedule of Investments

Mississippi Tax-Free Income Fund (concluded)

Description	Face Amount (000)	Value (000)
Mississippi (continued)
Mississippi, Development Bank, Water & Sewer Project, RB, AGC Pre-Refunded @ 100
5.250%, 07/01/30 (A)	$230	$269
Mississippi, Development Bank, Water & Sewer Project, RB, AGM Callable 03/01/22 @ 100
3.500%, 03/01/32	400	422
Mississippi, State Capital Improvement Project, Ser A, GO Callable 10/01/21 @ 100
4.000%, 10/01/36	900	976
Callable 10/01/21 @ 100
3.750%, 10/01/31	910	979
Mississippi, State University Educational Building, RB Callable 08/01/21 @ 100
5.000%, 08/01/41	705	816
Oxford, School District, School Improvement Project, GO Callable 04/01/21 @ 100
4.500%, 04/01/31	500	561
University of Mississippi Educational Building, Medical Center Educational Building, Ser A, RB Callable 06/01/22 @ 100
4.000%, 06/01/41	250	267
University of Southern Mississippi, Ser A, RB Callable 03/01/25 @ 100
3.250%, 03/01/33	500	526
Total Mississippi		15,223
Virgin Islands — 2.7%
Virgin Islands, Public Finance Authority, Matching Fund Loan Note Capital Project, Ser A-1, RB Callable 10/01/19 @ 100
5.000%, 10/01/39	350	352
Virgin Islands, Public Finance Authority, Matching Fund Loan Note Project, Ser A, RB Callable 10/01/20 @ 100
5.000%, 10/01/29	100	100
Total Virgin Islands		452
Total Municipal Bonds (Cost $14,188 (000))		15,675

Description	Shares	Value (000)
Cash Equivalent (B) — 4.2%
Federated Government Obligations Fund, Cl I, 0.270%	707,589	$708
Total Cash Equivalent (Cost $708 (000))		708
Total Investments — 98.3% (Cost $14,896 (000))		$16,383

Percentages are based on net assets of $16,664 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of July 31, 2016.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	July 31, 2016 (Unaudited)

Quantitative Long/Short Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 60.0%
Advertising Agencies — 0.6%
Omnicom Group (A)	12,700	$1,045
Total Advertising Agencies		1,045
Aerospace & Defense — 1.1%
Huntington Ingalls Industries (A)	5,850	1,010
Northrop Grumman	4,270	925
Total Aerospace & Defense		1,935
Automotive — 1.4%
Gentex	53,000	937
Standard Motor Products	22,400	939
Superior Industries International	18,400	562
Total Automotive		2,438
Banks — 3.0%
Brookline Bancorp (A)	75,000	854
City Holding (A)	14,900	696
Fulton Financial	75,800	1,035
Independent Bank (A)	20,280	1,018
NBT Bancorp	29,200	871
Talmer Bancorp, Cl A (A)	35,900	754
Total Banks		5,228

Description	Shares	Value (000)
Building & Construction — 0.5%
Simpson Manufacturing	23,000	$938
Total Building & Construction		938
Cable/Media — 0.6%
Comcast, Cl A	15,600	1,049
Total Cable/Media		1,049
Chemicals — 1.5%
Balchem (A)	13,300	849
Innospec	17,600	885
Stepan	14,300	920
Total Chemicals		2,654
Commercial Services — 0.6%
Insperity	14,500	1,138
Total Commercial Services		1,138
Computer Software — 0.5%
Synopsys*	17,850	967
Total Computer Software		967
Computers & Services — 3.5%
Bel Fuse, Cl B	15,000	307
Broadridge Financial Solutions (A)	17,679	1,197
Cadence Design Systems* (A)	45,800	1,102
Cardtronics*	21,500	946
Digi International*	30,000	333
F5 Networks*	3,600	444
NETGEAR*	18,500	951
Sykes Enterprises*	28,000	859
Total Computers & Services		6,139
Containers & Packaging — 0.6%
AptarGroup (A)	14,200	1,110
Total Containers & Packaging		1,110
Data Processing & Outsourced Services — 0.6%
Fiserv* (A)	10,250	1,131
Total Data Processing & Outsourced Services		1,131
Diversified Support Services — 1.3%
Cintas (A)	10,630	1,141
Viad (A)	32,000	1,114
Total Diversified Support Services		2,255
E-Commerce — 0.6%
PetMed Express	48,000	995
Total E-Commerce		995

Schedule of Investments

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)
Electrical Components & Equipment — 0.5%
Rogers*	12,800	$876
Total Electrical Components & Equipment		876
Electrical Utilities — 0.6%
CMS Energy (A)	23,000	1,039
Total Electrical Utilities		1,039
Electronic Components & Equipment — 1.0%
Cognex	19,800	894
Tech Data*	11,300	881
Total Electronic Components & Equipment		1,775
Engineering Services — 1.2%
Comfort Systems USA (A)	30,900	939
EMCOR Group	21,000	1,169
Total Engineering Services		2,108
Entertainment — 1.5%
Cinemark Holdings	24,000	903
John Wiley & Sons, Cl A	16,000	923
Time Warner	11,300	866
Total Entertainment		2,692
Entertainment & Gaming — 0.6%
Activision Blizzard	24,700	992
Total Entertainment & Gaming		992
Environmental Services — 0.5%
Waste Management	14,100	932
Total Environmental Services		932
Financial Services — 0.5%
Nasdaq (A)	11,440	810
Total Financial Services		810
Food, Beverage & Tobacco — 3.1%
ConAgra Foods	18,700	874
Dr Pepper Snapple Group (A)	10,220	1,007
General Mills	13,600	978
JM Smucker	5,300	817
Sanderson Farms	10,900	955
Tyson Foods, Cl A (A)	12,000	883
Total Food, Beverage & Tobacco		5,514
Health Care Services — 0.5%
Quest Diagnostics	9,900	855
Total Health Care Services		855

Description	Shares	Value (000)
Home Furnishings — 0.9%
Ethan Allen Interiors	33,000	$1,146
La-Z-Boy, Cl Z	14,600	441
Total Home Furnishings		1,587
Hotels & Lodging — 0.2%
Marcus	18,500	410
Total Hotels & Lodging		410
Household Products — 1.0%
Helen of Troy*	8,350	832
Stanley Black & Decker (A)	7,600	925
Total Household Products		1,757
Hypermarkets & Super Centers — 0.5%
Wal-Mart Stores	12,400	905
Total Hypermarkets & Super Centers		905
Industrials — 1.0%
Carlisle	8,700	899
General Electric (A)	27,700	862
Total Industrials		1,761
Insurance — 5.7%
Alleghany*	1,810	984
Allstate	12,700	868
American Financial Group (A)	13,800	1,009
Aspen Insurance Holdings	19,450	894
Assurant (A)	8,100	672
Hanover Insurance Group (A)	11,500	947
Navigators Group (A)	5,420	508
Old Republic International	49,000	950
Selective Insurance Group (A)	19,370	758
Travelers	6,500	755
United Insurance Holdings	50,500	801
WR Berkley	15,500	902
Total Insurance		10,048
Machinery — 0.5%
Illinois Tool Works	8,300	958
Total Machinery		958
Managed Health Care — 1.3%
Aetna (A)	9,330	1,075
UnitedHealth Group (A)	8,450	1,210
Total Managed Health Care		2,285
Manufacturing — 0.5%
Mondelez International, Cl A	19,200	844
Total Manufacturing		844

Schedule of Investments	July 31, 2016 (Unaudited)

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)
Medical Products & Services — 7.0%
Baxter International (A)	21,100	$1,013
CR Bard	4,200	940
DaVita HealthCare Partners*	5,200	403
Dentsply Sirona	10,800	692
Emergent Biosolutions* (A)	24,000	801
Express Scripts Holding*	11,300	859
HealthEquity*	13,200	390
Laboratory Corp of America Holdings*	6,700	935
Quality Systems	57,800	710
Stryker (A)	10,200	1,186
Teleflex (A)	6,650	1,199
Universal Health Services, Cl B (A)	7,740	1,002
VCA* (A)	15,290	1,091
Waters*	6,750	1,073
Total Medical Products & Services		12,294
Metals & Mining — 0.6%
Newmont Mining (A)	24,800	1,091
Total Metals & Mining		1,091
Office Furniture & Fixtures — 0.5%
SYNNEX	8,600	865
Total Office Furniture & Fixtures		865
Paper & Paper Products — 0.5%
Sonoco Products	17,800	907
Total Paper & Paper Products		907
Pharmaceuticals — 2.0%
Johnson & Johnson	7,600	952
McKesson	4,300	837
Merck (A)	15,300	897
Pfizer (A)	24,800	915
Total Pharmaceuticals		3,601
Real Estate Investment Trust — 1.4%
Duke Realty	38,500	1,109
Post Properties (A)	16,690	1,061
Urstadt Biddle Properties, Cl A	14,500	358
Total Real Estate Investment Trust		2,528
Retail — 4.1%
American Eagle Outfitters	59,500	1,066
Big Lots (A)	16,000	851
Cato, Cl A (A)	23,000	823
Darden Restaurants (A)	15,290	941
Genesco*	13,100	910
Sturm Ruger	13,300	904

Description	Shares	Value (000)
Retail (continued)
UniFirst	7,050	$824
Vista Outdoor*	17,500	876
Total Retail		7,195
Semi-Conductors & Instruments — 5.0%
Cirrus Logic* (A)	31,800	1,545
Cohu	41,750	441
Intel	26,900	938
Kla-Tencor	11,800	893
Kulicke & Soffa Industries*	68,500	860
Mercury Systems*	32,100	832
Plexus* (A)	20,000	919
Power Integrations	17,000	970
Rudolph Technologies*	60,500	1,066
Tessera Technologies	12,000	386
Total Semi-Conductors & Instruments		8,850
Telephones & Telecommunication — 0.3%
ATN International	7,740	569
Total Telephones & Telecommunication		569
Wholesale — 0.6%
Henry Schein*	5,740	1,039
Total Wholesale		1,039
Total Common Stock (Cost $92,343 (000))		106,109
Cash Equivalents (B) — 44.7%
Federated Prime Obligations Fund, Cl I, 0.330%	23,945,000	23,945
AIM Short-Term Investment Money Market, Institutional Class, 0.320%	23,926,666	23,927
Fidelity Institutional Prime Money Market Fund, Cl A, 0.450%	23,791,868	23,792
Federated Government Obligations Fund, Cl I, 0.270%	7,253,280	7,253
Total Cash Equivalents (Cost $78,917 (000))		78,917
Total Investments — 104.7% (Cost $171,260 (000))		$185,026

Percentages are based on net assets of $176,767 (000).
Securities Sold Short — (6.3)%
Common Stock — (6.3)%
Aerospace & Defense — (0.2)%
Hexcel	(5,140)	$(222)
Total Aerospace & Defense		(222)

Schedule of Investments

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)
Apparel & Textiles — (0.1)%
Oxford Industries	(3,610)	$(206)
Total Apparel & Textiles		(206)
Automotive — (0.8)%
Asbury Automotive Group*	(3,780)	(230)
Delphi Automotive	(3,230)	(219)
Lithia Motors, Cl A	(2,700)	(233)
Monro Muffler Brake	(3,400)	(213)
Motorcar Parts of America*	(8,020)	(225)
Strattec Security	(4,780)	(213)
Total Automotive		(1,333)
Banks — (0.2)%
BankUnited	(6,680)	(201)
PennyMac Financial Services, Cl A*	(16,260)	(205)
Total Banks		(406)
Beauty Products — (0.2)%
USANA Health Sciences*	(1,730)	(238)
Total Beauty Products		(238)
Broadcasting, Newspapers and Advertising — (0.1)%
EW Scripps, Cl A*	(12,300)	(209)
Total Broadcasting, Newspapers and Advertising		(209)
Building & Construction — (0.2)%
M/I Homes*	(10,710)	(242)
Total Building & Construction		(242)
Chemicals — (0.1)%
Calgon Carbon	(15,510)	(214)
Total Chemicals		(214)
Commercial Services — (0.1)%
GP Strategies*	(9,780)	(205)
Total Commercial Services		(205)
Computers & Services — (0.3)%
Palo Alto Networks*	(1,750)	(229)
Zebra Technologies, Cl A*	(4,340)	(230)
Total Computers & Services		(459)
Consumer Electronics — (0.1)%
Harman International Industries	(2,780)	(230)
Total Consumer Electronics		(230)
Consumer Products — (0.1)%
Nike, Cl B	(3,750)	(208)
Total Consumer Products		(208)

Description	Shares	Value (000)
Drugs — (0.1)%
Pacira Pharmaceuticals*	(5,900)	$(214)
Total Drugs		(214)
E-Commerce — (0.1)%
Netflix*	(2,200)	(201)
Total E-Commerce		(201)
Engineering Services — (0.1)%
Primoris Services	(11,700)	(211)
Total Engineering Services		(211)
Food, Beverage & Tobacco — (0.1)%
Hormel Foods	(5,980)	(223)
Total Food, Beverage & Tobacco		(223)
Hotels & Lodging — (0.1)%
Norwegian Cruise Line Holdings*	(5,270)	(224)
Total Hotels & Lodging		(224)
Information Technology — (0.2)%
EPAM Systems*	(3,160)	(222)
Virtusa*	(7,710)	(210)
Total Information Technology		(432)
Insurance — (0.1)%
Federated National Holding	(10,180)	(213)
Total Insurance		(213)
Leasing & Renting — (0.1)%
Haverty Furniture	(11,880)	(219)
Total Leasing & Renting		(219)
Machinery — (0.1)%
Proto Labs*	(3,720)	(205)
Total Machinery		(205)
Manufacturing — (0.1)%
Roper Industries	(1,260)	(214)
Total Manufacturing		(214)
Medical Products & Services — (0.5)%
Acadia Healthcare*	(4,080)	(231)
Addus HomeCare*	(11,020)	(208)
Alexion Pharmaceuticals*	(1,730)	(222)
Haemonetics*	(7,240)	(219)
Total Medical Products & Services		(880)
Metals & Mining — (0.4)%
Allegheny Technologies	(13,700)	(244)

Schedule of Investments	July 31, 2016 (Unaudited)

Quantitative Long/Short Fund (concluded)

Description	Shares	Value (000)
Metals & Mining (continued)
Compass Minerals International	(3,010)	$(209)
Southern Copper	(8,220)	(214)
Total Metals & Mining		(667)
Paper & Paper Products — (0.1)%
KapStone Paper and Packaging	(14,970)	(214)
Total Paper & Paper Products		(214)
Retail — (1.2)%
Buffalo Wild Wings*	(1,600)	(269)
Chipotle Mexican Grill, Cl A*	(540)	(229)
Fiesta Restaurant Group*	(8,920)	(199)
Hanesbrands	(8,175)	(218)
HSN	(4,210)	(215)
Kona Grill*	(19,270)	(241)
Polaris Industries	(2,410)	(238)
Red Robin Gourmet Burgers*	(4,460)	(216)
Starbucks	(3,780)	(219)
Total Retail		(2,044)
Telecommunication Services — (0.1)%
comScore*	(7,870)	(204)
Total Telecommunication Services		(204)
Transportation Services — (0.4)%
ArcBest	(12,100)	(227)
Covenant Transportation Group, Cl A*	(10,180)	(229)
Echo Global Logistics*	(9,020)	(223)
Total Transportation Services		(679)
Total Common Stock (Proceeds $(11,255))		(11,216)
Total Securities sold short — (6.3)% (Proceeds $(11,255))		$(11,216)

Percentages are based on Net Assets of $176,767.

*	Non-income producing security.
(A)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.
(B)	The rate reported is the 7-day effective yield as of July 31, 2016.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

U.S. Small Cap Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 98.4%
Aerospace & Defense — 1.8%
Huntington Ingalls Industries	1,370	$237
Total Aerospace & Defense		237
Automotive — 4.6%
Cooper Tire & Rubber	5,080	167
Gentex	10,520	186
Superior Industries International	8,600	263
Total Automotive		616
Banks — 1.5%
WSFS Financial	5,660	199
Total Banks		199
Building & Construction — 8.6%
Gibraltar Industries*	7,560	266
Granite Construction	3,980	198
Owens Corning	3,870	205
Patrick Industries*	4,090	264
Universal Forest Products	2,060	223
Total Building & Construction		1,156
Casinos & Gaming — 1.4%
Boyd Gaming*	9,470	186
Total Casinos & Gaming		186
Chemicals — 1.6%
Trinseo	4,460	222
Total Chemicals		222
Computers & Services — 5.2%
Global Payments	2,800	209
InterDigital	3,940	233
Lumentum Holdings*	8,400	254
Total Computers & Services		696

Description	Shares	Value (000)
Containers & Packaging — 3.3%
AptarGroup	2,550	$199
Berry Plastics Group*	6,020	247
Total Containers & Packaging		446
Correctional Institutions — 1.4%
Corrections Corp of America	5,840	187
Total Correctional Institutions		187
Drugs — 1.5%
Prestige Brands Holdings*	3,790	203
Total Drugs		203
Electrical Utilities — 3.4%
Avista	4,640	202
Pinnacle West Capital	3,180	251
Total Electrical Utilities		453
Entertainment — 1.9%
Isle of Capri Casinos*	13,290	249
Total Entertainment		249
Financial Services — 4.7%
Cash America International	5,820	249
E*TRADE Financial*	6,970	175
KCG Holdings, Cl A*	14,170	215
Total Financial Services		639
Food, Beverage & Tobacco — 2.8%
Cal-Maine Foods	4,600	192
Sanderson Farms	2,110	185
Total Food, Beverage & Tobacco		377
Gas & Natural Gas — 1.7%
UGI	5,200	235
Total Gas & Natural Gas		235
Home Furnishings — 1.4%
Leggett & Platt	3,680	194
Total Home Furnishings		194
Information Technology — 1.2%
Hackett Group	12,390	166
Total Information Technology		166
Insurance — 12.0%
Amerisafe	4,180	245
AmTrust Financial Services	6,750	161
FBL Financial Group, Cl A	3,000	187
Hanover Insurance Group	2,530	208

Schedule of Investments	July 31, 2016 (Unaudited)

U.S. Small Cap Fund (concluded)

Description	Shares	Value (000)
Insurance (continued)
James River Group Holdings	6,340	$214
Maiden Holdings	12,890	180
Reinsurance Group of America, Cl A	2,270	225
RenaissanceRe Holdings	1,720	202
Total Insurance		1,622
Machinery — 5.4%
Alamo Group	3,870	260
Global Brass & Copper Holdings	8,510	241
Kadant	4,160	228
Total Machinery		729
Medical Products & Services — 3.2%
United Therapeutics*	1,350	163
VCA*	3,780	270
Total Medical Products & Services		433
Metals & Mining — 1.8%
Stillwater Mining*	16,050	246
Total Metals & Mining		246
Petroleum & Fuel Products — 5.5%
Callon Petroleum*	16,660	190
Patterson-UTI Energy	9,050	175
QEP Resources	9,920	181
RPC	13,680	198
Total Petroleum & Fuel Products		744
Printing & Publishing — 1.6%
Deluxe	3,230	218
Total Printing & Publishing		218
Real Estate Investment Trust — 1.5%
Highwoods Properties	3,700	206
Total Real Estate Investment Trust		206
Retail — 6.9%
Abercrombie & Fitch, Cl A	6,100	126
Children’s Place	2,950	247
Denny’s*	17,620	197
Nautilus*	8,400	158
UniFirst	1,750	204
Total Retail		932
Semi-Conductors & Instruments — 6.7%
Cirrus Logic*	4,910	238
Photronics*	18,850	182
Rudolph Technologies*	15,270	269

Description	Shares	Value (000)
Semi-Conductors & Instruments (continued)
Tessera Technologies	6,460	$208
Total Semi-Conductors & Instruments		897
Telephones & Telecommunication — 2.8%
IDT, Cl B	14,010	214
Stamps.com*	2,140	162
Total Telephones & Telecommunication		376
Transportation Services — 1.6%
Douglas Dynamics	8,080	217
Total Transportation Services		217
Water Utilities — 1.4%
California Water Service Group	5,660	191
Total Water Utilities		191
Total Common Stock (Cost $11,195 (000))		13,272
Cash Equivalent (A) — 1.3%
Federated Prime Obligations Fund, Cl I, 0.330%	173,983	174
Total Cash Equivalent (Cost $174 (000))		174
Total Investments — 99.7% (Cost $11,369 (000))		$13,446

Percentages are based on net assets of $13,488 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2016.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

Value Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 98.4%
Advertising Agencies — 1.2%
Interpublic Group	82,000	$1,891
Total Advertising Agencies		1,891
Aerospace & Defense — 4.9%
L-3 Communications Holdings	12,000	1,820
Northrop Grumman	8,000	1,733
Orbital ATK	20,000	1,742
Raytheon	16,000	2,233
Total Aerospace & Defense		7,528
Airlines — 0.8%
JetBlue Airways*	71,000	1,301
Total Airlines		1,301
Automotive — 2.1%
General Motors	50,000	1,577
Thor Industries	21,000	1,607
Total Automotive		3,184
Banks — 13.6%
Bank of New York Mellon	40,000	1,576
BB&T	45,000	1,659
Capital One Financial	21,000	1,409
Fifth Third Bancorp	80,000	1,518
Fulton Financial	110,000	1,501
Huntington Bancshares	157,000	1,491
JPMorgan Chase	26,000	1,663
Morgan Stanley	50,000	1,437
PacWest Bancorp	36,000	1,489
PNC Financial Services Group	20,000	1,653
SunTrust Banks	50,000	2,115
Synovus Financial	68,000	2,070
Wells Fargo	30,000	1,439
Total Banks		21,020

Description	Shares	Value (000)
Broadcasting, Newspapers and Advertising — 0.8%
TEGNA	54,000	$1,183
Total Broadcasting, Newspapers and Advertising		1,183
Chemicals — 2.8%
Albemarle	18,000	1,515
Dow Chemical	29,000	1,556
Eastman Chemical	20,000	1,305
Total Chemicals		4,376
Commercial Services — 0.9%
ManpowerGroup	21,000	1,457
Total Commercial Services		1,457
Computer & Electronics Retail — 1.0%
Best Buy	47,000	1,579
Total Computer & Electronics Retail		1,579
Computer Software — 1.0%
Mentor Graphics	71,000	1,516
Total Computer Software		1,516
Computers & Services — 4.4%
Cisco Systems	53,000	1,618
Convergys	76,000	2,025
Corning	85,000	1,889
Western Digital	25,000	1,188
Total Computers & Services		6,720
Electrical Utilities — 2.1%
Entergy	22,000	1,791
Exelon	40,000	1,491
Total Electrical Utilities		3,282
Electronic Components & Equipment — 1.2%
Arrow Electronics*	28,000	1,862
Total Electronic Components & Equipment		1,862
Engineering Services — 2.4%
AECOM*	59,000	2,094
Quanta Services*	65,000	1,664
Total Engineering Services		3,758
Entertainment — 1.1%
Meredith	30,000	1,634
Total Entertainment		1,634
Financial Services — 2.6%
Discover Financial Services	27,000	1,535

Schedule of Investments	July 31, 2016 (Unaudited)

Value Fund (continued)

Description	Shares	Value (000)
Financial Services (continued)
Nasdaq	35,000	$2,477
Total Financial Services		4,012
Food, Beverage & Tobacco — 1.0%
Tyson Foods, Cl A	21,000	1,546
Total Food, Beverage & Tobacco		1,546
Gas Utilities — 0.9%
Sempra Energy	13,000	1,454
Total Gas Utilities		1,454
Homebuilding — 1.0%
PulteGroup	75,000	1,588
Total Homebuilding		1,588
Household Products — 1.2%
Whirlpool	10,000	1,924
Total Household Products		1,924
Hypermarkets & Super Centers — 1.0%
Wal-Mart Stores	21,000	1,532
Total Hypermarkets & Super Centers		1,532
Industrials — 1.1%
Carlisle	16,000	1,653
Total Industrials		1,653
Insurance — 12.9%
American Financial Group	20,000	1,462
Cincinnati Financial	32,000	2,390
Endurance Specialty Holdings	22,000	1,488
Hanover Insurance Group	24,000	1,976
Hartford Financial Services Group	37,000	1,474
Progressive	60,000	1,951
Reinsurance Group of America, Cl A	20,000	1,985
Torchmark	27,000	1,670
Travelers	17,000	1,976
Unum Group	50,000	1,671
WR Berkley	31,000	1,804
Total Insurance		19,847
Machinery — 1.9%
Crane	26,000	1,620
ITT	43,000	1,363
Total Machinery		2,983
Managed Health Care — 0.9%
Aetna	12,000	1,383
Total Managed Health Care		1,383

Description	Shares	Value (000)
Medical Products & Services — 3.1%
Express Scripts Holding*	16,000	$1,217
Laboratory Corp of America Holdings*	13,000	1,814
Universal Health Services, Cl B	13,000	1,684
Total Medical Products & Services		4,715
Metals & Mining — 2.1%
Reliance Steel & Aluminum	20,000	1,569
Steel Dynamics	64,000	1,716
Total Metals & Mining		3,285
Paper & Paper Products — 1.1%
Sonoco Products	32,000	1,630
Total Paper & Paper Products		1,630
Petroleum & Fuel Products — 4.6%
Baker Hughes	33,000	1,579
Energen	32,000	1,516
Noble	145,000	1,070
Oceaneering International	49,000	1,366
QEP Resources	85,000	1,547
Total Petroleum & Fuel Products		7,078
Petroleum Refining — 3.3%
Hess	26,000	1,395
Marathon Petroleum	28,000	1,103
Phillips 66	18,000	1,369
Valero Energy	23,000	1,202
Total Petroleum Refining		5,069
Pharmaceuticals — 1.0%
Johnson & Johnson	12,000	1,503
Total Pharmaceuticals		1,503
Printing & Publishing — 1.0%
Xerox	150,000	1,545
Total Printing & Publishing		1,545
Retail — 7.4%
American Eagle Outfitters	91,000	1,631
Big Lots	29,000	1,542
Cabela’s*	29,000	1,497
Cheesecake Factory	29,000	1,500
Foot Locker	35,000	2,087
GameStop, Cl A	50,000	1,548
PVH	16,000	1,617
Total Retail		11,422

Schedule of Investments

Value Fund (concluded)

Description	Shares	Value (000)
Semi-Conductors & Instruments — 4.0%
First Solar*	30,000	$1,400
Intel	46,000	1,604
Jabil Circuit	70,000	1,425
QUALCOMM	28,000	1,752
Total Semi-Conductors & Instruments		6,181
Telephones & Telecommunication — 3.1%
AT&T	34,000	1,472
Harris	20,000	1,732
Verizon Communications	28,000	1,552
Total Telephones & Telecommunication		4,756
Transportation Services — 2.1%
CH Robinson Worldwide	21,000	1,462
Oshkosh	31,000	1,708
Total Transportation Services		3,170
Travel Services — 0.8%
Carnival	28,000	1,308
Total Travel Services		1,308
Total Common Stock (Cost $134,177 (000))		151,875
Cash Equivalent (A) — 0.6%
Federated Prime Obligations Fund, Cl I, 0.330%	886,199	886
Total Cash Equivalent (Cost $886 (000))		886
Total Investments — 99.0% (Cost $135,063 (000))		$152,761

Percentages are based on net assets of $154,313 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2016.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1)	As of July 31, 2016 (Unaudited)

	Burkenroad Small Cap Fund	Core Bond Fund	Diversified Income Fund
Assets:
Investments in securities at value (Cost $554,151, $237,681 and $56,220, respectively)	$745,250	$245,527	$59,408
Cash	—	—	2
Receivable for capital shares sold	637	25	42
Accrued income	201	1,863	461
Prepaid expenses	44	30	27

Total Assets	746,132	247,445	59,940

Liabilities:
Payable for investment securities purchased	—	2,535	—
Payable for capital shares redeemed	1,058	97	69
Payable due to Adviser	583	111	30
Shareholder servicing fees payable	202	6	2
Payable due to Administrator	39	13	3
Payable due to Custodian	40	13	3
Payable due to Transfer Agent	31	13	7
Payable for distribution fees	56	1	—
Payable due to Trustees	8	3	1
Chief Compliance Officer fees payable	5	1	—
Other accrued expenses	85	32	9

Total Liabilities	2,107	2,825	124

Net Assets	$744,025	$244,620	$59,816

Net Assets:
Paid-in Capital	$578,893	$241,182	$67,030
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(951)	33	(1,399)
Accumulated net realized loss on investments	(25,016)	(4,441)	(9,003)
Net unrealized appreciation on investments	191,099	7,846	3,188

Net Assets	$744,025	$244,620	$59,816

Institutional Class Shares:
Net Assets	$7,563	$209,235	$50,202
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	127,281	12,860,466	3,693,919
Net Asset Value, Offering and Redemption Price Per Share	$59.42	$16.27	$13.59

Investor Class Shares(2):
Net Assets	$678,932	$33,696	$8,575
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	11,429,691	2,075,931	631,878
Net Asset Value Per Share	$59.40	$16.23	$13.57

Class C Shares:
Net Assets	n/a	$1,689	$1,039
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	n/a	103,458	76,762
Net Asset Value, Offering and Redemption Price Per Share	n/a	$16.33	$13.54

Class D Shares:
Net Assets	$57,530	n/a	n/a
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	999,876	n/a	n/a
Net Asset Value, Offering and Redemption Price Per Share	$57.54	n/a	n/a

“n/a” designates that the Fund does not offer this class.

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
(2)	Effective May 31, 2016 Class A shares were redesignated as Investor Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (continued)

	Diversified International Fund		Dynamic Asset Allocation Fund		Government Money Market Fund
Assets:
Investments in securities at value (Cost $264,824, $2,056 and $277,264, respectively)	$296,683		$2,202		$277,264
Foreign currency (Cost $265, $0 and $0, respectively)	269		—		—
Receivable for investment securities sold	2,662		174		—
Accrued income	91		—		101
Receivable for capital shares sold	15		—		—
Receivable from Adviser	—		2		—
Tax reclaim receivable	760		—		—
Prepaid expenses	31		5		40

Total Assets	300,511		2,383		277,405

Liabilities:
Payable for investment securities purchased	—		176		—
Payable for capital shares redeemed	100		—		—
Payable due to Adviser	237		—		35
Shareholder servicing fees payable	3		—		2
Payable due to Administrator	16		—		11
Payable due to Custodian	63		—		14
Payable due to Transfer Agent	14		6		20
Income distribution payable	—		—		1
Chief Compliance Officer fees payable	2		—		2
Payable due to Trustees	3		1		3
Unrealized loss on spot currency contracts	2		—		—
Other accrued expenses	34		2		8

Total Liabilities	474		185		96

Net Assets	$300,037		$2,198		$277,309

Net Assets:
Paid-in Capital	$294,794		$2,370		$277,330
Undistributed (distributions in excess of) net investment income	2,577		2		(3)
Accumulated net realized loss on investments	(29,164)		(320)		(18)
Net unrealized appreciation on investments (including foreign currency)	31,830		146		—

Net Assets	$300,037		$2,198		$277,309

Institutional Class Shares:
Net Assets	$286,796		$1,057		$85,084
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	14,588,904		71,514		85,084,743
Net Asset Value, Offering and Redemption Price Per Share	$19.66		$14.77	*	$1.00

Institutional Sweep Class Shares:
Net Assets	n/a		n/a		$1,184
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	n/a		n/a		1,185,058
Net Asset Value Per Share	n/a		n/a		$1.00

Investor Class Shares(2):
Net Assets	$13,120		$807		$191,041
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	668,661		54,787		191,057,413
Net Asset Value Per Share	$19.62		$14.74	*	$1.00

Class C Shares:
Net Assets	$121		$334		n/a
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,327		22,843		n/a
Net Asset Value, Offering and Redemption Price Per Share	$19.06	*	$14.64	*	n/a

“n/a” designates that the Fund does not offer this class or the Fund does not impose a sales charge.

* Net Assets divided by Shares do not calculate to the stated NAV because Net Assets amounts are shown rounded.

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
(2)	Effective May 31, 2016 Class A shares were redesignated as Investor Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (continued)	As of July 31, 2016 (Unaudited)

	Growth Fund	International Small Cap Fund		Louisiana Tax-Free Income Fund
Assets:
Investments in securities at value (Cost $122,613, $8,778 and $7,873, respectively)	$144,005	$8,838		$8,537
Foreign currency (Cost $0, $5 and $0, respectively)	—	5		—
Receivable for capital shares sold	12	—		—
Receivable for investment securities sold	2,232	—		—
Tax reclaim receivable	5	11		—
Accrued income	62	7		102
Shareholder servicing fees receivable	8	—		—
Prepaid expenses	27	6		6

Total Assets	146,351	8,867		8,645

Liabilities:
Payable for investment securities purchased	—	15		—
Payable for capital shares redeemed	39	35		1
Payable due to Adviser	99	6		—
Payable due to Transfer Agent	10	6		6
Payable due to Administrator	7	1		—
Payable due to Custodian	8	—		1
Shareholder servicing fees payable	—	—		1
Payable due to Trustees	2	—		—
Chief Compliance Officer fees payable	1	—		—
Other accrued expenses	16	1		2

Total Liabilities	182	64		11

Net Assets	$146,169	$8,803		$8,634

Net Assets:
Paid-in Capital	$116,929	$9,088		$8,353
Undistributed net investment income	14	32		9
Accumulated net realized gain (loss) on investments	7,834	(377)		(392)
Net unrealized appreciation on investments	21,392	60		664

Net Assets	$146,169	$8,803		$8,634

Institutional Class Shares:
Net Assets	$120,821	$8,289		$4,428
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,255,585	588,011		252,450
Net Asset Value, Offering and Redemption Price Per Share	$19.31	$14.10		$17.54

Investor Class Shares(2):
Net Assets	$24,740	$511		$4,206
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,347,323	36,343		239,829
Net Asset Value Per Share	$18.36	$14.07	*	$17.54

Class C Shares:
Net Assets	$608	$3		$—
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	39,702	185		12
Net Asset Value, Offering and Redemption Price Per Share	$15.31	$13.95	*	$17.57	*

*	Net Assets divided by Shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.
(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
(2)	Effective May 31, 2016 Class A shares were redesignated as Investor Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (continued)

	Microcap Fund	Mississippi Tax-Free Income Fund		Quantitative Long/Short Fund
Assets:
Investments in securities at value (Cost $6,018, $14,896 and $171,260, respectively)	$6,693	$16,383		$185,026
Deposits held at Prime Broker	—	—		11,550
Receivable for investment securities sold	—	98		—
Receivable for capital shares sold	16	203		187
Accrued income	13	—		36
Prepaid expenses	4	7		31

Total Assets	6,726	16,691		196,830

Liabilities:
Payable for Securities sold short (Proceeds $0, $0 and $11,255, respectively)	—	—		11,216
Payable for investment securities purchased	—	—		320
Payable due to Adviser	4	4		128
Payable due to Prime Broker	—	—		8,094
Payable due to Transfer Agent	6	6		11
Payable due to Administrator	1	1		9
Payable for capital shares redeemed	3	10		244
Payable due to Custodian	—	—		2
Shareholder servicing fees payable	—	3		16
Payable due to Trustees	1	1		2
Payable for distribution fees	—	—		3
Chief Compliance Officer fees payable	—	—		1
Other accrued expenses	1	2		17

Total Liabilities	16	27		20,063

Net Assets	$6,710	$16,664		$176,767

Net Assets:
Paid-in Capital	$6,284	$16,028		$167,326
Undistributed net investment income (accumulated net investment loss)	(2)	13		(616)
Accumulated net realized loss on investments	(247)	(864)		(3,748)
Net unrealized appreciation on investments (including securities sold short)	675	1,487		13,805

Net Assets	$6,710	$16,664		$176,767

Institutional Class Shares:
Net Assets	$5,885	$8,255		$95,488
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	374,118	481,188		5,366,624
Net Asset Value, Offering and Redemption Price Per Share	$15.73	$17.16		$17.79

Investor Class Shares(2):
Net Assets	$788	$8,376		$77,003
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	50,261	488,104		4,420,228
Net Asset Value Per Share	$15.68	$17.16		$17.42

Class C Shares:
Net Assets	$37	$33		$4,276
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,376	1,895		263,603
Net Asset Value, Offering and Redemption Price Per Share	$15.54 *	$17.19	*	$16.22

*	Net Assets divided by Shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.
(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

(2) Effective May 31, 2016 Class A shares were redesignated as Investor Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (concluded)	As of July 31, 2016 (Unaudited)

	U.S. Small Cap Fund		Value Fund
Assets:
Investments in securities at value (Cost $11,369 and $135,063, respectively)	$13,446		$152,761
Cash	—		12
Receivable for investment securities sold	—		1,633
Receivable for capital shares sold	68		17
Tax reclaim receivable			2
Accrued income	5		105
Prepaid expenses	3		21

Total Assets	13,522		154,551

Liabilities:
Payable due to Adviser	7		104
Payable due to Transfer Agent	6		10
Payable due to Administrator	1		8
Payable for capital shares redeemed	18		78
Payable due to Custodian	1		9
Shareholder servicing fees payable	—		8
Payable due to Trustees	—		2
Payable for distribution fees	—		1
Chief Compliance Officer fees payable	—		1
Other accrued expenses	1		17

Total Liabilities	34		238

Net Assets	$13,488		$154,313

Net Assets:
Paid-in Capital	$12,400		$135,583
Undistributed net investment income	7		30
Accumulated net realized gain (loss) on investments	(996)		1,002
Net unrealized appreciation on investments	2,077		17,698

Net Assets	$13,488		$154,313

Institutional Class Shares:
Net Assets	$12,057		$119,118
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	725,981		5,377,389
Net Asset Value, Offering and Redemption Price Per Share	$16.61		$22.15

Investor Class Shares(2):
Net Assets	$1,261		$34,281
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	76,261		1,557,440
Net Asset Value Per Share	$16.54		$22.01

Class C Shares:
Net Assets	$170		$914
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	10,425		43,156
Net Asset Value, Offering and Redemption Price Per Share	$16.26	*	$21.17	*

*	Net Assets divided by Shares do not calculate to the stated NAV because Net Assets amounts are shown rounded.
(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
(2)	Effective May 31, 2016 Class A shares were redesignated as Investor Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000)

	Burkenroad Small Cap Fund	Core Bond Fund	Diversified Income Fund	Diversified International Fund
Investment Income:
Interest income	$—	$3,395	$635	$—
Dividend income	4,671	330	201	5,462
Less: Foreign Taxes Withheld	—	—	—	(517)

Total Investment Income	4,671	3,725	836	4,945

Expenses:
Investment advisory fees	3,309	697	196	1,489
Administration fees	222	76	18	97
Shareholder servicing fees — Investor Class	804	43	11	17
Shareholder servicing fees — Class C	n/a	2	1	—
Shareholder servicing fees — Class D	70	n/a	n/a	n/a
Distribution fees — Class C	n/a	6	4	—
Distribution fees — Class D	70	n/a	n/a	n/a
Transfer agent fees	78	39	23	45
Custodian fees	105	36	8	179
Trustees’ fees	18	6	1	8
Chief Compliance Officer fees	6	2	1	2
Registration fees	29	29	18	23
Professional fees	91	32	8	41
Printing fees	57	19	5	25
Insurance and other expenses	17	18	7	10

Total Expenses	4,876	1,005	301	1,936

Less: Investment advisory fees waived	—	(53)	(32)	—

Total Net Expenses	4,876	952	269	1,936

Net Investment Income (Loss)	(205)	2,773	567	3,009

Net realized gain (loss) from security transactions	(15,700)	(181)	(643)	5,100
Net realized loss from foreign currency transactions	—	—	—	(170)
Net change in unrealized appreciation (depreciation) on investments	114,616	5,981	5,957	27,034
Net change in unrealized appreciation (depreciation) on foreign currency	—	—	—	11

Net Realized and Unrealized Gain on investments	98,916	5,800	5,314	31,975

Increase in Net Assets Resulting from Operations	$98,711	$8,573	$5,881	$34,984

“n/a” designates that the Fund does not offer this class.

Amounts shown as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) (continued)	For the six month period ended July 31, 2016 (Unaudited)

	Dynamic Asset Allocation Fund	Government Money Market Fund	Growth Fund	International Small Cap Fund
Investment Income:
Interest income	$—	$457	$—	$1
Dividend income	18	—	846	147
Less: Foreign Taxes Withheld	—	—	—	(13)

Total Investment Income	18	457	846	135

Expenses:
Investment advisory fees	7	561	560	45
Administration fees	1	89	44	3
Shareholder servicing fees — Institutional Sweep Class	n/a	2	n/a	n/a
Shareholder servicing fees — Investor Class	1	246	31	1
Shareholder servicing fees — Class C	1	n/a	1	—
Distribution fees — Investor Class	—	246	—	—
Distribution fees — Class C	1	n/a	2	—
Custodian fees	—	42	21	1
Transfer agent fees	18	49	30	18
Trustees’ fees	—	7	4	—
Chief Compliance Officer fees	—	2	1	—
Offering costs	—	—	—	1
Professional fees	—	25	18	1
Printing fees	1	23	12	1
Registration fees	1	5	20	1
Insurance and other expenses	2	59	4	2

Total Expenses	33	1,356	748	74

Less: Investment advisory fees waived	(7)	(338)	—	(10)
Less: Reimbursement from Adviser	(10)	—	—	—
Less: Administration fees waived	—	(86)	—	—
Less: Shareholder servicing fees reimbursed by Adviser — Institutional Sweep Class	—	(1)	—	—
Less: Shareholder servicing fees reimbursed by Adviser — Investor Class	—	(241)	—	—
Less: Distribution fees waived — Class A	—	(245)	—	—

Total Net Expenses	16	445	748	64

Net Investment Income	2	12	98	71

Net realized gain (loss) from security transactions	83	7	5,031	(166)
Net realized loss from foreign currency	—	—	—	(13)
Net change in unrealized appreciation (depreciation) on investments	176	—	8,375	495

Net Realized and Unrealized Gain on investments	259	7	13,406	316

Increase in Net Assets Resulting from Operations	$261	$19	$13,504	$387

“n/a” designates that the Fund does not offer this class.

Amounts shown as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) (continued)

	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund
Investment Income:
Interest income	$166	$—	$292
Dividend income	—	59	—

Total Investment Income	166	59	292

Expenses:
Investment advisory fees	28	30	49
Administration fees	3	2	5
Shareholder servicing fees — Investor Class	6	1	10
Transfer agent fees	19	19	19
Custodian fees	1	1	2
Trustees’ fees	—	1	—
Registration fees	3	2	4
Professional fees	1	1	2
Printing fees	1	1	1
Insurance and other expenses	4	2	4

Total Expenses	66	60	96

Less: Investment advisory fees waived	(26)	(12)	(27)
Less: Reimbursement from Adviser	—	—	—

Total Net Expenses	40	48	69

Net Investment Income	126	11	223

Net realized gain from security transactions	112	85	24
Net change in unrealized appreciation (depreciation) on investments	20	755	258

Net Realized and Unrealized Gain on investments	132	840	282

Increase in Net Assets Resulting from Operations	$258	$851	$505

Amounts shown as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) (concluded)	For the six month period ended July 31, 2016 (Unaudited)

	Quantitative Long/Short Fund	U.S. Small Cap Fund	Value Fund
Investment Income:
Dividend income	$1,332	$77	$1,738

Total Investment Income	1,332	77	1,738

Expenses:
Investment advisory fees	879	48	608
Administration fees	55	4	48
Shareholder servicing fees — Investor Class	99	1	45
Shareholder servicing fees — Class C	5	—	1
Distribution fees — Class C	15	1	4
Transfer agent fees	33	19	31
Custodian fees	6	2	23
Trustees’ fees	4	—	4
Chief Compliance Officer fees	2	—	1
Prime Broker interest expense	72	—	—
Dividend expense on securities sold short	40	—	—
Registration fees	27	2	22
Professional fees	24	2	20
Printing fees	14	1	13
Insurance and other expenses	5	1	4

Total Expenses	1,280	81	824

Less: Investment advisory fees waived	—	(13)	—
Less: Reimbursement from Adviser	—	—	—

Total Net Expenses	1,280	68	824

Net Investment Income	52	9	914

Net realized gain (loss) from security transactions	(2,923)	(295)	786
Net realized loss on securities sold short	(1,436)	—	—
Net change in unrealized appreciation (depreciation) on investments	11,253	2,014	13,500
Net change in unrealized appreciation (depreciation) on securities sold short	(581)	—	—

Net Realized and Unrealized Gain on investments	6,313	1,719	14,286

Increase in Net Assets Resulting from Operations	$6,365	$1,728	$15,200

Amounts shown as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	Burkenroad Small Cap Fund
	02/01/16 to 07/31/16	02/01/15 to 01/31/16
Investment Activities:
Net investment income (loss)	$(205)	$(82)
Net realized gain (loss) from investments, realized gain distributions from investment company shares and foreign currency transactions	(15,700)	(922)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	114,616	(29,607)

Net Increase (Decrease) in Net Assets Resulting from Operations	98,711	(30,611)

Dividends and Distributions to Shareholders From:
Net investment income:
Institutional Class Shares	—	n/a
Investor Class Shares(2)	—	—
Class C Shares	n/a	n/a
Realized Capital Gains
Investor Class Shares(2)	—	(5,315)
Class D Shares	—	(468)
Return of Capital
Institutional Class Shares	—	n/a
Investor Class Shares(2)	—	—
Class C Shares	n/a	n/a

Total Dividends and Distributions	—	(5,783)

Capital Share Transactions(1):
Institutional Class Shares:
Shares issued	7,457	n/a
Shares reinvested	—	n/a
Shares redeemed	(120)	n/a

Net Institutional Class Shares Transactions	7,337	n/a

Investor Class Shares(2):
Shares issued	80,342	208,146
Shares reinvested	—	4,746
Shares redeemed	(121,989)	(241,089)

Net Investor Class Shares Transactions	(41,647)	(28,197)

Class C Shares:
Shares issued	n/a	n/a
Shares reinvested	n/a	n/a
Shares redeemed	n/a	n/a

Net Class C Shares Transactions	n/a	n/a

Class D Shares:
Shares issued	5,412	22,463
Shares reinvested	—	435
Shares redeemed	(10,906)	(15,810)

Net Class D Shares Transactions	(5,494)	7,088

Total Increase (Decrease) in Net Assets from Capital Share Transactions	(39,804)	(21,109)

Total Increase (Decrease) in Net Assets	58,907	(57,503)

Net Assets:
Beginning of year or period	685,118	742,621

End of year or period	$744,025	$685,118

Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	$(951)	$(746)

“n/a”	designates that the Fund does not offer this class.
(1)	For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.
(2)	Effective May 31, 2016 Class A shares were redesignated as Investor Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.
*	Commenced operations on May 29, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

For the six month period ended July 31, 2016 (Unaudited) and the year or period ended January 31, 2016

Core Bond Fund		Diversified Income Fund		Diversified International Fund		Dynamic Asset Allocation Fund
02/01/16 to 07/31/16	02/01/15 to 01/31/16	02/01/16 to 07/31/16	02/01/15 to 01/31/16	02/01/16 to 07/31/16	02/01/15 to 01/31/16	02/01/16 to 07/31/16	05/29/15* to 01/31/16

$2,773	$5,946	$567	$2,792	$3,009	$4,617	$2	$3
(181)	(3,386)	(643)	(6,013)	4,930	(24,854)	83	(403)
5,981	(5,473)	5,957	(3,105)	27,045	(38,941)	176	(30)

8,573	(2,913)	5,881	(6,326)	34,984	(59,178)	261	(430)

(2,411)	(5,099)	(1,115)	(2,549)	—	(4,145)	—	(2)
(361)	(845)	(188)	(607)	—	(117)	—	(1)
(11)	(27)	(19)	(60)	—	—	—	—

—	—	—	—	—	—	—	—
n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

—	—	—	(301)	—	—	—	—
—	—	—	(73)	—	—	—	—
—	—	—	(8)	—	—	—	—

(2,783)	(5,971)	(1,322)	(3,598)	—	(4,262)	—	(3)

18,516	31,374	7,492	13,223	12,569	87,564	190	1,299
1,520	3,042	264	705	—	2,599	—	1
(13,404)	(56,041)	(1,823)	(17,835)	(49,722)	(181,193)	—	(389)

6,632	(21,625)	5,933	(3,907)	(37,153)	(91,030)	190	911

2,862	10,564	471	8,565	822	6,941	125	2,875
352	812	139	532	—	105	—	1
(5,712)	(16,005)	(1,251)	(11,082)	(3,511)	(31,848)	(19)	(2,049)

(2,498)	(4,629)	(641)	(1,985)	(2,689)	(24,802)	106	827

170	281	15	131	2	2	—	413
9	22	17	62	—	—	—	—
(200)	(794)	(190)	(419)	(8)	(59)	(77)	—

(21)	(491)	(158)	(226)	(6)	(57)	(77)	413

n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

4,113	(26,745)	5,134	(6,118)	(39,848)	(115,889)	219	2,151

9,903	(35,629)	9,693	(16,042)	(4,864)	(179,329)	480	1,718

234,717	270,346	50,123	66,165	304,901	484,230	1,718	—

$244,620	$234,717	$59,816	$50,123	$300,037	$304,901	$2,198	$1,718

$33	$43	$(1,399)	$(644)	$2,577	$(432)	$2	$—

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) (continued)

	Government Money Market Fund		Growth Fund
	02/01/16 to 07/31/16	02/01/15 to 01/31/16	02/01/16 to 07/31/16	02/01/15 to 01/31/16
Investment Activities:
Net investment income (loss)	$12	$30	$98	$56
Net realized gain (loss) from investments, realized gain distributions from investment company shares and foreign currency transactions	7	—	5,031	10,199
Net change in unrealized appreciation (depreciation) on investments and foreign currency	—	—	8,375	(12,799)

Net Increase (Decrease) in Net Assets Resulting from Operations	19	30	13,504	(2,544)

Dividends and Distributions to Shareholders From:
Net investment income:
Institutional Class Shares	(4)	(9)	—	(157)
Investor Class Shares(2)	(8)	(21)	—	—
Class C Shares	n/a	n/a	—	—
Realized Capital Gains
Institutional Class Shares	—	—	—	(10,474)
Investor Class Shares(2)	—	—	—	(2,554)
Class C Shares	n/a	n/a	—	(68)

Total Dividends and Distributions	(12)	(30)	—	(13,253)

Capital Share Transactions(1):
Institutional Class Shares:
Shares issued	68,339	146,160	8,122	20,103
Shares reinvested	2	4	—	10,544
Shares redeemed	(64,833)	(155,959)	(8,394)	(24,298)

Net Institutional Class Shares Transactions	3,508	(9,795)	(272)	6,349

Institutional Sweep Class Shares
Shares issued	797	5,322	n/a	n/a
Shares reinvested	—	—	n/a	n/a
Shares redeemed	(873)	(5,370)	n/a	n/a

Net Institutional Sweep Class Shares Transactions	(76)	(48)	n/a	n/a

Investor Class Shares(2):
Shares issued	149,678	369,661	1,111	4,351
Shares reinvested	15	16	—	2,473
Shares redeemed	(186,212)	(362,465)	(3,756)	(7,826)

Net Investor Class Shares Transactions	(36,519)	7,212	(2,645)	(1,002)

Class C Shares:
Shares issued	n/a	n/a	9	42
Shares reinvested	n/a	n/a	—	67
Shares redeemed	n/a	n/a	(27)	(189)

Net Class C Shares Transactions	n/a	n/a	(18)	(80)

Total Increase (Decrease) in Net Assets from Capital Share Transactions	(33,087)	(2,631)	(2,935)	5,267

Total Increase (Decrease) in Net Assets	(33,080)	(2,631)	10,569	(10,530)

Net Assets:
Beginning of year or period	310,389	313,020	135,600	146,130

End of year or period	$277,309	$310,389	$146,169	$135,600

Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	$(3)	$(3)	$14	$(84)

“n/a”	designates that the Fund does not offer this class.
(1)	For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.
(2)	Effective May 31, 2016 Class A shares were redesignated as Investor Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.
*	Commenced operations on May 29, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

For the six month period ended July 31, 2016 (Unaudited) and the year or period ended January 31, 2016

International Small Cap Fund		Louisiana Tax-Free Income Fund		Microcap Fund		Mississippi Tax-Free Income Fund
02/01/16 to 07/31/16	05/29/15* to 01/31/16	02/01/16 to 07/31/16	02/01/15 to 01/31/16	02/01/16 to 07/31/16	05/29/15* to 01/31/16	02/01/16 to 07/31/16	02/01/15 to 01/31/16

$71	$(14)	$126	$289	$11	$(13)	$223	$484

(179)	(217)	112	83	85	(332)	24	136

495	(435)	20	(144)	755	(80)	258	(345)

387	(666)	258	228	851	(425)	505	275

—	(6)	(67)	(147)	—	—	(112)	(240)
—	—	(59)	(141)	—	—	(107)	(245)
—	—	—	—	—	—	—	(1)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	(6)	(126)	(288)	—	—	(219)	(486)

1,121	8,388	262	573	831	5,573	336	281
—	1	10	19	—	—	3	13
(298)	(673)	(812)	(801)	(165)	(763)	(154)	(859)

823	7,716	(540)	(209)	666	4,810	185	(565)

n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

118	762	248	396	49	1,282	671	553
—	—	51	125	—	—	90	210
(212)	(122)	(899)	(1,089)	(348)	(214)	(940)	(2,717)

(94)	640	(600)	(568)	(299)	1,068	(179)	(1,954)

—	3	—	—	—	61	—	135
—	—	—	—	—	—	—	1
—	—	—	(28)	(18)	(4)	—	(107)

—	3	—	(28)	(18)	57	—	29

729	8,359	(1,140)	(805)	349	5,935	6	(2,490)

1,116	7,687	(1,008)	(865)	1,200	5,510	292	(2,701)

7,687	—	9,642	10,507	5,510	—	16,372	19,073

$8,803	$7,687	$8,634	$9,642	$6,710	$5,510	$16,664	$16,372

$32	$(39)	$9	$9	$(2)	$(13)	$13	$9

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) (concluded)
For the six month period ended July 31, 2016 (Unaudited) and the year ended January 31, 2016

	Quantitative Long/Short Fund		U.S. Small Cap Fund		Value Fund
	02/01/16 to 07/31/16	02/01/15 to 01/31/16	02/01/16 to 07/31/16	02/01/15 to 01/31/16	02/01/16 to 07/31/16	02/01/15 to 01/31/16
Investment Activities:
Net investment income (loss)	$52	$(791)	$9	$11	$914	$1,610
Net realized gain (loss) from investments (including securities sold short), realized gain distributions from investment company shares and foreign currency transactions	(4,359)	3,033	(295)	(160)	786	8,294
Net change in unrealized appreciation (depreciation) on investments (including securities sold short) and foreign currency	10,672	(5,872)	2,014	(95)	13,500	(21,969)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,365	(3,630)	1,728	(244)	15,200	(12,065)

Dividends and Distributions to Shareholders From:
Net investment income:
Institutional Class Shares	—	—	—	(17)	(719)	(1,539)
Investor Class Shares(2)	—	—	—	—	(182)	(459)
Class C Shares	—	—	—	—	(1)	(3)
Realized Capital Gains
Institutional Class Shares	—	(1,952)	—	—	—	(13,485)
Investor Class Shares(2)	—	(1,776)	—	—	—	(4,839)
Class C Shares	—	(101)	—	—	—	(125)

Total Dividends and Distributions	—	(3,829)	—	(17)	(902)	(20,450)

Capital Share Transactions(1):
Institutional Class Shares:
Shares issued	19,132	22,719	1,974	4,947	10,231	20,624
Shares reinvested	—	1,922	—	7	497	14,488
Shares redeemed	(5,462)	(7,219)	(908)	(1,922)	(10,065)	(27,714)

Net Institutional Class Shares Transactions	13,670	17,422	1,066	3,032	663	7,398

Investor Class Shares(2):
Shares issued	19,735	64,420	65	602	1,419	6,524
Shares reinvested	—	1,676	—	—	177	5,102
Shares redeemed	(20,996)	(29,554)	(206)	(881)	(8,468)	(13,621)

Net Investor Class Shares Transactions	(1,261)	36,542	(141)	(279)	(6,872)	(1,995)

Class C Shares:
Shares issued	549	2,726	20	46	12	29
Shares reinvested	—	93	—	—	1	116
Shares redeemed	(224)	(222)	(1)	(53)	(125)	(161)

Net Class C Shares Transactions	325	2,597	19	(7)	(112)	(16)

Total Increase (Decrease) in Net Assets from Capital Share Transactions	12,734	56,561	944	2,746	(6,321)	5,387

Total Increase (Decrease) in Net Assets	19,099	49,102	2,672	2,485	7,977	(27,128)

Net Assets:
Beginning of year or period	157,668	108,566	10,816	8,331	146,336	173,464

End of year or period	$176,767	$157,668	$13,488	$10,816	$154,313	$146,336

Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	$(616)	$(668)	$7	$(2)	$30	$18

“n/a”	designates that the Fund does not offer this class.
(1)	For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.
(2)	Effective May 31, 2016 Class A shares were redesignated as Investor Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

This page intentionally left blank.

Financial Highlights

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2016 (Unaudited) and the years or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Burkenroad Small Cap Fund
INSTITUTIONAL CLASS SHARES
2016**	$57.19	$(0.07)	$2.30	$2.23	$—	$—	$—	$59.42
INVESTOR CLASS SHARES*
2016**	$51.65	$(0.01)	$7.76	$7.75	$—	$—	$—	$59.40
2016	54.22	0.00	(2.15)	(2.15)	—	(0.42)	(0.42)	51.65
2015	55.57	(0.11)	(0.04)	(0.15)	—	(1.20)	(1.20)	54.22
2014	44.64	(0.30)	11.44	11.14	—	(0.21)	(0.21)	55.57
2013	38.02	0.61 (1)	6.93	7.54	(0.54)	(0.38)	(0.92)	44.64
2012	36.84	(0.04)	3.99	3.95	—	(2.77)	(2.77)	38.02
CLASS D SHARES
2016**	$50.10	$(0.07)	$7.51	$7.44	$—	$—	$—	$57.54
2016	52.74	(0.14)	(2.08)	(2.22)	—	(0.42)	(0.42)	50.10
2015	54.22	(0.25)	(0.03)	(0.28)	—	(1.20)	(1.20)	52.74
2014	43.66	(0.42)	11.19	10.77	—	(0.21)	(0.21)	54.22
2013	37.21	0.43 (1)	6.85	7.28	(0.45)	(0.38)	(0.83)	43.66
2012	36.20	(0.13)	3.91	3.78	—	(2.77)	(2.77)	37.21

(1)

For the year ended January 31, 2013, Net Investment Income (Loss) per share reflects special dividends which amounted to $0.59 and $0.58 per share for Class A and Class D, respectively. Excluding the special dividends, the ratio of Net Investment Income to Average Net Assets would have been 0.04% and (0.37)% for Class A and Class D, respectively.

(2)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	Effective May 31, 2016 Class A Shares were redesignated Investor Class Shares. This share class name change had no effect on the Fund’s operations or investment policy.
**	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2016 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

3.90%	$7,563	1.15%	1.15%	(0.67)%	17%

15.02%	$678,932	1.37%	1.37%	(0.04)%	17%
(4.01)	629,950	1.37	1.37	0.01	39
(0.34)	691,396	1.35	1.35	(0.18)	53
24.97	628,798	1.40 (2)	1.37	(0.58)	28
20.04	216,757	1.40	1.42	1.50 (1)	37
11.39	82,735	1.40	1.48	(0.10)	25

14.85%	$57,530	1.62%	1.62%	(0.28)%	17%
(4.25)	55,168	1.62	1.62	(0.26)	39
(0.59)	51,225	1.60	1.60	(0.44)	53
24.68	46,714	1.65 (2)	1.62	(0.83)	28
19.76	16,973	1.65	1.67	1.09 (1)	37
11.12	10,818	1.65	1.73	(0.36)	25

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2016 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Core Bond Fund
INSTITUTIONAL CLASS SHARES
2016**	$15.88	$0.19	$0.39	$0.58	$(0.19)	$—	$(0.19)	$16.27
2016	16.43	0.38	(0.55)	(0.17)	(0.38)	—	(0.38)	15.88
2015	16.41	0.36	0.07	0.43	(0.37)	(0.04)	(0.41)	16.43
2014	16.75	0.33	(0.33)	—	(0.34)	—	(0.34)	16.41
2013	16.62	0.41	0.13	0.54	(0.41)	—	(0.41)	16.75
2012	16.01	0.54	0.65	1.19	(0.54)	(0.04)	(0.58)	16.62
INVESTOR CLASS SHARES*
2016**	$15.85	$0.17	$0.38	$0.55	$(0.17)	$—	$(0.17)	$16.23
2016	16.40	0.34	(0.55)	(0.21)	(0.34)	—	(0.34)	15.85
2015	16.37	0.32	0.08	0.40	(0.33)	(0.04)	(0.37)	16.40
2014	16.72	0.29	(0.34)	(0.05)	(0.30)	—	(0.30)	16.37
2013	16.58	0.37	0.14	0.51	(0.37)	—	(0.37)	16.72
2012	15.98	0.50	0.64	1.14	(0.50)	(0.04)	(0.54)	16.58
CLASS C SHARES
2016**	$15.94	$0.11	$0.39	$0.50	$(0.11)	$—	$(0.11)	$16.33
2016	16.49	0.22	(0.55)	(0.33)	(0.22)	—	(0.22)	15.94
2015	16.46	0.20	0.07	0.27	(0.20)	(0.04)	(0.24)	16.49
2014	16.80	0.17	(0.35)	(0.18)	(0.16)	—	(0.16)	16.46
2013	16.67	0.23	0.15	0.38	(0.25)	—	(0.25)	16.80
2012	16.06	0.37	0.67	1.04	(0.39)	(0.04)	(0.43)	16.67

†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	Effective May 31, 2016 Class A Shares were redesignated Investor Class Shares. This share class name change had no effect on the Fund’s operations or investment policy.
**	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2016 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.67%	$209,235	0.75%	0.80%	2.36%	14%
(1.01)	197,679	0.75	0.80	2.36	12
2.64	226,763	0.75	0.77	2.20	38
0.01	238,482	0.75	0.78	2.00	22
3.27	193,279	0.75	0.80	2.28	24
7.59	132,639	0.75	0.83	3.31	26

3.48%	$33,696	1.00%	1.05%	2.11%	14%
(1.26)	35,366	1.00	1.05	2.11	12
2.46	41,348	1.00	1.02	1.93	38
(0.30)	42,652	1.00	1.03	1.76	22
3.08	43,971	1.00	1.05	2.05	24
7.27	55,430	1.00	1.08	3.07	26

3.14%	$1,689	1.75%	1.80%	1.36%	14%
(2.00)	1,672	1.75	1.80	1.36	12
1.67	2,235	1.75	1.77	1.17	38
(1.06)	2,981	1.75	1.78	1.04	22
2.31	9,633	1.75	1.80	1.22	24
6.54	2,311	1.75	1.83	2.24	26

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2016 (Unaudited) and the years or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Dividends and Distributions
Diversified Income Fund
INSTITUTIONAL CLASS SHARES
2016**	$12.56	$0.13	$1.21	$1.34	$(0.31)	$—	$—	$(0.31)
2016	14.79	0.64	(2.05)	(1.41)	(0.73)	(0.09)	—	(0.82)
2015	15.49	0.56	(0.32)	0.24	(0.66)	(0.18)	(0.10)	(0.94)
2014	15.50	0.77	(0.01)	0.76	(0.76)	—	(0.01)	(0.77)
2013#	15.00	0.18	0.48	0.66	(0.16)	—	—	(0.16)
INVESTOR CLASS SHARES*
2016**	$12.54	$0.12	$1.20	$1.32	$(0.29)	$—	$—	$(0.29)
2016	14.78	0.60	(2.04)	(1.44)	(0.72)	(0.08)	—	(0.80)
2015	15.50	0.55	(0.36)	0.19	(0.65)	(0.16)	(0.10)	(0.91)
2014	15.50	0.74	—	0.74	(0.73)	—	(0.01)	(0.74)
2013#	15.00	0.23	0.42	0.65	(0.15)	—	—	(0.15)
CLASS C SHARES
2016**	$12.51	$0.07	$1.20	$1.27	$(0.24)	$—	$—	$(0.24)
2016	14.77	0.49	(2.04)	(1.55)	(0.63)	(0.08)	—	(0.71)
2015	15.48	0.42	(0.33)	0.09	(0.57)	(0.13)	(0.10)	(0.80)
2014	15.50	0.60	0.01	0.61	(0.62)	—	(0.01)	(0.63)
2013#	15.00	0.17	0.45	0.62	(0.12)	—	—	(0.12)

#	Commenced operations on September 26, 2012. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Total return and portfolio turnover rates are for the period indicated and have not been annualized.
*	Effective May 31, 2016 Class A Shares were redesignated Investor Class Shares. This share class name change had no effect on the Fund’s operations or investment policy.
**	All ratios for the period have been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2016 (Unaudited)

Net Asset Value, End of Period	Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate††

$13.59	10.77%	$50,202	0.90%	1.02%	2.08%	31%
12.56	(9.90)	40,448	0.90	1.00	4.56	77
14.79	1.37	52,046	0.90	0.99	3.56	77
15.49	5.06	53,949	0.90	0.98	4.98	74
15.50	4.44	33,018	0.90	2.77	3.33	9

$13.57	10.65%	$8,575	1.15%	1.27%	1.85%	31%
12.54	(10.11)	8,557	1.15	1.25	4.28	77
14.78	1.08	12,563	1.15	1.24	3.47	77
15.50	4.87	10,931	1.15	1.23	4.74	74
15.50	4.37	3,757	1.15	4.56	4.34	9

$13.54	10.26%	$1,039	1.90%	2.02%	1.06%	31%
12.51	(10.85)	1,118	1.90	2.00	3.53	77
14.77	0.43	1,556	1.90	2.00	2.66	77
15.48	4.00	1,180	1.90	1.99	3.89	74
15.50	4.16	312	1.90	5.38	3.20	9

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2016 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Diversified International Fund
INSTITUTIONAL CLASS SHARES
2016**	$17.57	$0.18	$1.91	$2.09	$—	$—	$—	$19.66
2016	21.02	0.23	(3.42)	(3.19)	(0.26)	—	(0.26)	17.57
2015	21.55	0.19	(0.54)	(0.35)	(0.18)	—	(0.18)	21.02
2014	21.28	0.14	0.28	0.42	(0.12)	(0.03)	(0.15)	21.55
2013	18.59	0.11	2.79	2.90	(0.08)	(0.13)	(0.21)	21.28
2012	20.68	0.18	(2.03)	(1.85)	(0.12)	(0.12)	(0.24)	18.59
INVESTOR CLASS SHARES*
2016**	$17.56	$0.16	$1.90	$2.06	$—	$—	$—	$19.62
2016	20.94	0.22	(3.45)	(3.23)	(0.15)	—	(0.15)	17.56
2015	21.47	0.14	(0.55)	(0.41)	(0.12)	—	(0.12)	20.94
2014	21.21	0.10	0.25	0.35	(0.06)	(0.03)	(0.09)	21.47
2013	18.53	0.07	2.78	2.85	(0.04)	(0.13)	(0.17)	21.21
2012	20.64	0.27	(2.17)	(1.90)	(0.09)	(0.12)	(0.21)	18.53
CLASS C SHARES
2016**	$17.12	$0.09	$1.85	$1.94	$—	$—	$—	$19.06
2016	20.41	0.03	(3.31)	(3.28)	(0.01)	—	(0.01)	17.12
2015	20.97	(0.04)	(0.52)	(0.56)	—	—	—	20.41
2014	20.81	(0.02)	0.21	0.19	—	(0.03)	(0.03)	20.97
2013	18.30	(0.07)	2.71	2.64	—	(0.13)	(0.13)	20.81
2012	20.42	0.09	(2.09)	(2.00)	—	(0.12)	(0.12)	18.30

(1)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charge.
*	Effective May 31, 2016 Class A Shares were redesignated Investor Class Shares. This share class name change had no effect on the Fund’s operations or investment policy.
**	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2016 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

11.90%	$286,796	1.26%		1.26%	1.99%	24%
(15.27)	290,492	1.24		1.24	1.09	15
(1.66)	439,801	1.20		1.20	0.83	21
1.91	297,393	1.22		1.22	0.67	19
15.68	260,248	1.25		1.25	0.59	12
(8.87)	155,340	1.37	(1)	1.32	0.96	9

11.73%	$13,120	1.51%		1.51%	1.75%	24%
(15.50)	14,295	1.49		1.49	1.05	15
(1.93)	44,232	1.45		1.45	0.61	21
1.63	46,364	1.47		1.47	0.49	19
15.42	47,075	1.50		1.50	0.40	12
(9.13)	27,192	1.65	(1)	1.57	1.38	9

11.33%	$121	2.26%		2.26%	1.00%	24%
(16.08)	114	2.24		2.24	0.13	15
(2.67)	197	2.20		2.20	(0.19)	21
0.90	183	2.21		2.21	(0.08)	19
14.48	307	2.25		2.25	(0.39)	12
(9.76)	221	2.39	(1)	2.32	0.44	9

Financial Highlights (continued)

For a Share Outstanding Throughout the Period

For the six month period ended July 31, 2016 (Unaudited) and the period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Dynamic Asset Allocation Fund
INSTITUTIONAL CLASS SHARES
2016**	$12.83	$0.03	$1.91	$1.94	$—	$—	$—	$14.77
2016#	15.00	0.06	(2.21)	(2.15)	(0.02)	—	(0.02)	12.83
INVESTOR CLASS SHARES*
2016**	$12.81	$0.02	$1.91	$1.93	$—	$—	$—	$14.74
2016#	15.00	—	(2.18)	(2.18)	(0.01)	—	(0.01)	12.81
CLASS C SHARES
2016**	$12.77	$(0.04)	$1.91	$1.87	$—	$—	$—	$14.64
2016#	15.00	(0.06)	(2.17)	(2.23)	—	—	—	12.77

#	Commenced operations May 29, 2015. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Total return and portfolio turnover rates are for the period indicated and have not been annualized.
*	Effective May 31, 2016 Class A Shares were redesignated Investor Class Shares. This share class name change had no effect on the Fund’s operations or investment policy.
**	All ratios for the period have been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2016 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate††

15.12%	$1,057	1.40%	3.20%	0.47%	125%
(14.31)	750	1.40	3.00	0.62	379

15.07%	$807	1.65%	3.45%	0.30%	125%
(14.54)	604	1.65	2.99	(0.04)	379

14.64%	$334	2.40%	4.20%	(0.55)%	125%
(14.87)	364	2.40	3.77	(0.63)	379

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2016 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains on Investments	Total from Investment Operations	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Period
Government Money Market Fund
INSTITUTIONAL CLASS SHARES
2016**	$1.00	$—	$—	$—	$—	$—	$1.00
2016	1.00	—	—	—	—	—	1.00
2015	1.00	—	—	—	—	—	1.00
2014	1.00	—	—	—	—	—	1.00
2013	1.00	—	—	—	—	—	1.00
2012	1.00	—	—	—	—	—	1.00
INSTITUTIONAL SWEEP CLASS SHARES
2016**	$1.00	$—	$—	$—	$—	$—	$1.00
2016	1.00	—	—	—	—	—	1.00
2015	1.00	—	—	—	—	—	1.00
2014	1.00	—	—	—	—	—	1.00
2013	1.00	—	—	—	—	—	1.00
2012	1.00	—	—	—	—	—	1.00
INVESTOR CLASS SHARES*
2016**	$1.00	$—	$—	$—	$—	$—	$1.00
2016	1.00	—	—	—	—	—	1.00
2015	1.00	—	—	—	—	—	1.00
2014	1.00	—	—	—	—	—	1.00
2013	1.00	—	—	—	—	—	1.00
2012	1.00	—	—	—	—	—	1.00

*	Effective May 31, 2016 Class A Shares were redesignated Investor Class Shares. This share class name change had no effect on the Fund’s operations or investment policy.
**	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2016 (Unaudited)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

0.01%	$85,084	0.31%	0.62%	0.02%	n/a
0.01	81,571	0.11	0.60	0.01	n/a
0.01	91,365	0.06	0.58	0.01	n/a
0.01	111,197	0.09	0.58	0.01	n/a
0.01	101,794	0.15	0.58	0.01	n/a
0.01	145,908	0.13	0.59	0.01	n/a

0.01%	$1,184	0.32%	0.86%	0.01%	n/a
0.01	1,260	0.09	0.85	0.01	n/a
0.01	1,307	0.06	0.82	0.01	n/a
0.01	11,965	0.09	0.83	0.01	n/a
0.01	120,259	0.15	0.83	0.01	n/a
0.01	139,064	0.13	0.84	0.01	n/a

0.01%	$191,041	0.32%	1.12%	0.01%	n/a
0.01	227,558	0.12	1.10	0.01	n/a
0.01	220,348	0.06	1.08	0.01	n/a
0.01	242,158	0.09	1.08	0.01	n/a
0.01	351,108	0.15	1.08	0.01	n/a
0.01	295,004	0.13	1.09	0.01	n/a

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2016 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Growth Fund
INSTITUTIONAL CLASS SHARES
2016**	$17.57	$0.02	$1.72	$1.74	$—	$—	$—	$19.31
2016	19.74	0.02	(0.32)	(0.30)	(0.02)	(1.85)	(1.87)	17.57
2015	19.59	0.02	2.88	2.90	(0.01)	(2.74)	(2.75)	19.74
2014	19.40	0.03	4.19	4.22	(0.02)	(4.01)	(4.03)	19.59
2013	16.87	0.09	2.53	2.62	(0.09)	—	(0.09)	19.40
2012	16.28	(0.01)	0.60	0.59	—	—	—	16.87
INVESTOR CLASS SHARES*
2016**	$16.72	$(0.01)	$1.65	$1.64	$—	$—	$—	$18.36
2016	18.90	(0.03)	(0.30)	(0.33)	—	(1.85)	(1.85)	16.72
2015	18.90	(0.03)	2.77	2.74	—	(2.74)	(2.74)	18.90
2014	18.86	(0.02)	4.07	4.05	—	(4.01)	(4.01)	18.90
2013	16.41	0.05	2.45	2.50	(0.05)	—	(0.05)	18.86
2012	15.87	(0.05)	0.59	0.54	—	—	—	16.41
CLASS C SHARES
2016**	$14.00	$(0.06)	$1.37	$1.31	$—	$—	$—	$15.31
2016	16.23	(0.15)	(0.23)	(0.38)	—	(1.85)	(1.85)	14.00
2015	16.69	(0.16)	2.44	2.28	—	(2.74)	(2.74)	16.23
2014	17.17	(0.16)	3.69	3.53	—	(4.01)	(4.01)	16.69
2013	15.01	(0.08)	2.24	2.16	—	—	—	17.17
2012	14.63	(0.15)	0.53	0.38	—	—	—	15.01

(1)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	Effective May 31, 2016 Class A Shares were redesignated Investor Class Shares. This share class name change had no effect on the Fund’s operations or investment policy.
**	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2016 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

9.90%	$120,821	1.02%		1.02%	0.19%	70%
(2.10)	109,955	1.02		1.02	0.10	130
14.41	116,313	1.00		1.00	0.11	101
22.17	109,022	1.01		1.01	0.16	94
15.54	110,640	1.03		1.03	0.49	84
3.62	64,758	1.07	(1)	1.06	(0.08)	86

9.81%	$24,740	1.27%		1.27%	(0.06)%	70%
(2.38)	25,073	1.27		1.27	(0.15)	130
14.07	29,084	1.25		1.25	(0.14)	101
21.91	24,614	1.26		1.26	(0.09)	94
15.22	23,581	1.28		1.28	0.27	84
3.40	30,045	1.32	(1)	1.31	(0.33)	86

9.36%	$608	2.02%		2.02%	(0.81)%	70%
(3.08)	572	2.02		2.02	(0.89)	130
13.16	733	2.00		2.00	(0.90)	101
21.01	540	2.01		2.01	(0.85)	94
14.39	456	2.03		2.03	(0.52)	84
2.60	424	2.04	(1)	2.06	(1.05)	86

Financial Highlights (continued)

For a Share Outstanding Throughout the Period

For the six month period ended July 31, 2016 (Unaudited) and the period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
International Small Cap Fund
INSTITUTIONAL CLASS SHARES
2016**	$13.47	$0.12	$0.51	$0.63	$—	$—	$—	$14.10
2016#	15.00	(0.03)	(1.49)	(1.52)	(0.01)	—	(0.01)	13.47
INVESTOR CLASS SHARES*
2016**	$13.46	$0.10	$0.51	$0.61	$—	$—	$—	$14.07
2016#	15.00	(0.05)	(1.49)	(1.54)	—	—	—	13.46
CLASS C SHARES
2016**	$13.39	$0.05	$0.51	$0.56	$—	$—	$—	$13.95
2016#	15.00	(0.13)	(1.48)	(1.61)	—	—	—	13.39

#	Commenced operations May 29, 2015. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Total return and portfolio turnover rates are for the period indicated and have not been annualized.
*	Effective May 31, 2016 Class A Shares were redesignated Investor Class Shares. This share class name change had no effect on the Fund’s operations or investment policy.
**	All ratios for the period have been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2016 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

4.68%	$8,289	1.55%	1.80%	1.70%	40%
(10.12)	7,102	1.55	2.27	(0.30)	29

4.53%	$511	1.80%	2.04%	1.51%	40%
(10.27)	582	1.80	2.55	(0.55)	29

4.18%	$3	2.55%	2.82%	0.71%	40%
(10.73)	3	2.55	12.35	(1.37)	29

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2016 (Unaudited) and the years or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Louisiana Tax-Free Income Fund
INSTITUTIONAL CLASS SHARES
2016**	$17.29	$0.25	$0.25	$0.50	$(0.25)	$—	$(0.25)	$17.54
2016	17.37	0.51	(0.08)	0.43	(0.51)	—	(0.51)	17.29
2015	15.66	0.51	1.72	2.23	(0.52)	—	(0.52)	17.37
2014	17.35	0.54	(1.66)	(1.12)	(0.55)	(0.02)	(0.57)	15.66
2013	17.09	0.56	0.27	0.83	(0.55)	(0.02)	(0.57)	17.35
2012#	15.00	0.62	2.03	2.65	(0.55)	(0.01)	(0.56)	17.09
INVESTOR CLASS SHARES*
2016**	$17.28	$0.23	$0.26	$0.49	$(0.23)	$—	$(0.23)	$17.54
2016	17.37	0.47	(0.09)	0.38	(0.47)	—	(0.47)	17.28
2015	15.65	0.47	1.73	2.20	(0.48)	—	(0.48)	17.37
2014	17.35	0.50	(1.67)	(1.17)	(0.51)	(0.02)	(0.53)	15.65
2013	17.08	0.51	0.28	0.79	(0.50)	(0.02)	(0.52)	17.35
2012#	15.00	0.58	2.02	2.60	(0.51)	(0.01)	(0.52)	17.08
CLASS C SHARES
2016**	$17.29	$0.31	$0.22	$0.53	$(0.25)	$—	$(0.25)	$17.57
2016	17.36	0.35	0.05	0.40	(0.47)	—	(0.47)	17.29
2015	15.65	0.35	1.81	2.16	(0.45)	—	(0.45)	17.36
2014‡	16.94	0.41	(1.31)	(0.90)	(0.37)	(0.02)	(0.39)	15.65

#	Commenced operations February 1, 2011. Ratios for the period have been annualized.
‡	Commenced operations May 31, 2013. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
(1)	Total return and portfolio turnover are for period indicated and have not been annualized.
(2)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, ratios would have been 1.75%.
(3)	Portfolio turnover is for the Fund for the full year.
*	Effective May 31, 2016 Class A Shares were redesignated Investor Class Shares. This share class name change had no effect on the Fund’s operations or investment policy.
**	All ratios for the period have been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2016 (Unaudited)

Total Return††		Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

2.91%		$4,428	0.75%		1.32%	2.87%	5%
2.56		4,902	0.75		1.32	2.99	16
14.43		5,137	0.75		1.34	3.09	19
(6.44)		4,841	0.75		1.21	3.38	3
4.90		6,623	0.75		1.12	3.24	1
17.98	(1)	3,758	0.75		2.16	3.85	6	(1)

2.84%		$4,206	1.00%		1.57%	2.62%	5%
2.25		4,740	1.00		1.57	2.74	16
14.21		5,341	1.00		1.59	2.85	19
(6.73)		8,069	1.00		1.44	3.10	3
4.71		13,314	1.00		1.37	2.98	1
17.65	(1)	6,899	1.00		2.28	3.60	6	(1)

3.08%		$—	0.02	%(2)	0.02%	3.55%	5%
2.39		—	1.55	(2)	2.12	2.03	16
13.98		29	1.75		2.36	2.07	19
(5.22	)(1)	—	—	(2)	— (2)	4.00	3	(3)

Financial Highlights (continued)

For a Share Outstanding Throughout the Period

For the six month period ended July 31, 2016 (Unaudited) and the period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Microcap Fund
INSTITUTIONAL CLASS SHARES
2016**	$13.72	$0.03	$1.98	$2.01	$—	$—	$—	$15.73
2016#	15.00	(0.04)	(1.24)	(1.28)	—	—	—	13.72
INVESTOR CLASS SHARES*
2016**	$13.70	$0.01	$1.97	$1.98	$—	$—	$—	$15.68
2016#	15.00	(0.06)	(1.24)	(1.30)	—	—	—	13.70
CLASS C SHARES
2016**	$13.63	$(0.04)	$1.95	$1.91	$—	$—	$—	$15.54
2016#	15.00	(0.13)	(1.24)	(1.37)	—	—	—	13.63

#	Commenced operations May 29, 2015. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Total return and portfolio turnover rates are for the period indicated and have not been annualized.
*	Effective May 31, 2016 Class A Shares were redesignated Investor Class Shares. This share class name change had no effect on the Fund’s operations or investment policy.
**	All ratios for the period have been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2016 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

14.65%	$5,885	1.50%	1.90%	0.46%	95%
(8.53)	4,491	1.50	2.48	(0.39)	153

14.45%	$788	1.75%	2.14%	0.12%	95%
(8.67)	969	1.75	2.70	(0.62)	153

14.01%	$37	2.50%	2.89%	(0.62)%	95%
(9.13)	50	2.50	3.90	(1.32)	153

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2016 (Unaudited) and the years or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Mississippi Tax-Free Income Fund
INSTITUTIONAL CLASS SHARES
2016**	$16.86	$0.24	$0.30	$0.54	$(0.24)	$—	$(0.24)	$17.16
2016	17.01	0.49	(0.15)	0.34	(0.49)	—	(0.49)	16.86
2015	15.51	0.50	1.51	2.01	(0.51)	—	(0.51)	17.01
2014	17.21	0.53	(1.61)	(1.08)	(0.54)	(0.08)	(0.62)	15.51
2013	17.01	0.57	0.24	0.81	(0.56)	(0.05)	(0.61)	17.21
2012#	15.00	0.60	1.95	2.55	(0.53)	(0.01)	(0.54)	17.01
INVESTOR CLASS SHARES*
2016**	$16.87	$0.21	$0.30	$0.51	$(0.22)	$—	$(0.22)	$17.16
2016	17.01	0.45	(0.14)	0.31	(0.45)	—	(0.45)	16.87
2015	15.51	0.46	1.51	1.97	(0.47)	—	(0.47)	17.01
2014	17.21	0.50	(1.62)	(1.12)	(0.50)	(0.08)	(0.58)	15.51
2013	17.01	0.52	0.24	0.76	(0.51)	(0.05)	(0.56)	17.21
2012#	15.00	0.57	1.95	2.52	(0.50)	(0.01)	(0.51)	17.01
CLASS C SHARES
2016**	$16.89	$0.15	$0.30	$0.45	$(0.15)	$—	$(0.15)	$17.19
2016	17.01	0.32	(0.13)	0.19	(0.31)	—	(0.31)	16.89
2015	15.51	0.62	1.39	2.01	(0.51)	—	(0.51)	17.01
2014‡	16.86	0.41	(1.32)	(0.91)	(0.36)	(0.08)	(0.44)	15.51

#	Commenced operations February 1, 2011. Ratios for the period have been annualized.
‡	Commenced operations on May 31, 2013. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
(1)	Total return and portfolio turnover are for the period indicated and have not been annualized.
(2)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations. Under normal asset levels, ratios would have been 1.75%.
(3)	Portfolio turnover is for the Fund for the full year.
*	Effective May 31, 2016 Class A Shares were redesignated Investor Class Shares. This share class name change had no effect on the Fund’s operations or investment policy.
**	All ratios for the period have been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2016 (Unaudited)

Total Return††		Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.20%		$8,255	0.75%	1.08%	2.78%	1%
2.11		7,931	0.75	1.10	2.97	6
13.15		8,580	0.75	1.04	3.07	3
(6.28)		7,943	0.75	0.97	3.34	5
4.81		8,369	0.75	0.91	3.31	7
17.32	(1)	7,200	0.75	1.31	3.78	22	(1)

3.01%		$8,376	1.00%	1.33%	2.53%	1%
1.91		8,409	1.00	1.35	2.72	6
12.86		10,493	1.00	1.29	2.82	3
(6.51)		18,381	1.00	1.20	3.07	5
4.55		37,101	1.00	1.16	3.05	7
17.07	(1)	23,229	1.00	1.50	3.53	22	(1)

2.68%		$33	1.75%	2.08%	1.78%	1%
1.14		32	1.75	2.07	1.98	6
13.15		—	— (2)	— (2)	3.79	3
(5.34	)(1)	—	— (2)	— (2)	3.97	5	(3)

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2016 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Quantitative Long/Short Fund
INSTITUTIONAL CLASS SHARES
2016**	$17.15	$0.02	$0.62	$0.64	$—	$—	$—	$17.79
2016	17.87	(0.09)	(0.18)	(0.27)	—	(0.45)	(0.45)	17.15
2015	17.06	(0.01)	1.83	1.82	—	(1.01)	(1.01)	17.87
2014	17.59	(0.05)	2.84	2.79	(0.03)	(3.29)	(3.32)	17.06
2013	15.88	0.03	1.68	1.71	—	—	—	17.59
2012	15.37	(0.11)	0.62	0.51	—	—	—	15.88
INVESTOR CLASS SHARES*
2016**	$16.81	$—	$0.61	$0.61	$—	$—	$—	$17.42
2016	17.57	(0.13)	(0.18)	(0.31)	—	(0.45)	(0.45)	16.81
2015	16.83	(0.04)	1.79	1.75	—	(1.01)	(1.01)	17.57
2014	17.41	(0.10)	2.81	2.71	—	(3.29)	(3.29)	16.83
2013	15.75	(0.01)	1.67	1.66	—	—	—	17.41
2012	15.29	(0.15)	0.61	0.46	—	—	—	15.75
CLASS C SHARES
2016**	$15.71	$(0.06)	$0.57	$0.51	$—	$—	$—	$16.22
2016	16.58	(0.25)	(0.17)	(0.42)	—	(0.45)	(0.45)	15.71
2015	16.04	(0.17)	1.72	1.55	—	(1.01)	(1.01)	16.58
2014	16.85	(0.24)	2.72	2.48	—	(3.29)	(3.29)	16.04
2013	15.36	(0.14)	1.63	1.49	—	—	—	16.85
2012	15.02	(0.26)	0.60	0.34	—	—	—	15.36

(1)

Expense ratio includes the advisory fee at the annual rate of 1.20% of the Fund’s average daily net assets and a performance fee adjustment, if applicable, that increases/decreases the total fee +0.40%/-0.40%. The effective advisory fee rate for the years ended January 31, 2016, 2015, 2014, 2013, and 2012 was 1.15%, 0.84%, 0.96%, 0.90%, and 1.41%, respectively. The effective advisory fee rate for the six month period ended July 31, 2016 was 1.02%. Expense limitations are applied before giving effect to performance incentive adjustments.

(2)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
(3)

Expense ratio includes interest and dividend expense related to short sales. Excluding such interest and dividend expense, the ratio of expenses to average net assets for the years or periods presented would be:

	Institutional Class Shares	Class A Shares	Class C Shares
2016**	1.21%	1.48%	2.22%
2016	1.35%	1.63%	2.40%
2015	1.07%	1.31%	2.08%
2014	1.21%	1.48%	2.23%
2013	1.27%	1.51%	2.31%
2012	1.88%	2.14%	2.89%
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charge.
*	Effective May 31, 2016 Class A Shares were redesignated Investor Class Shares. This share class name change had no effect on the Fund’s operations or investment policy.
**	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2016 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(1)(3)		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

3.73%	$95,488	1.34%		1.34%	0.19%	61%
(1.59)	78,415	1.64		1.64	(0.47)	159
10.59	64,494	1.47		1.47	(0.03)	151
15.97	52,055	1.61		1.61	(0.24)	223
10.77	49,029	1.65	(2)	1.57	0.17	107
3.32	37,938	2.03	(2)	1.96	(0.70)	86

3.63%	$77,003	1.61%		1.61%	(0.05)%	61%
(1.85)	75,436	1.92		1.92	(0.74)	159
10.32	42,614	1.70		1.70	(0.25)	151
15.70	18,640	1.88		1.88	(0.54)	223
10.54	4,993	1.89	(2)	1.83	(0.07)	107
3.01	5,027	2.29	(2)	2.22	(0.96)	86

3.25%	$4,276	2.35%		2.35%	(0.81)%	61%
(2.63)	3,817	2.69		2.69	(1.50)	159
9.58	1,458	2.47		2.47	(1.04)	151
14.82	631	2.63		2.63	(1.32)	223
9.70	21	2.69	(2)	2.60	(0.92)	107
2.26	34	3.04	(2)	2.97	(1.70)	86

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2016 (Unaudited) and the years or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
U.S. Small Cap Fund
INSTITUTIONAL CLASS SHARES
2016**	$14.41	$0.01		$2.19	$2.20	$—	$—	$—	$16.61
2016	14.50	0.03		(0.09)	(0.06)	(0.03)	—	(0.03)	14.41
2015	14.32	0.04		0.15	0.19	(0.01)	—	(0.01)	14.50
2014#	15.00	(0.01)		(0.67)	(0.68)	—	—	—	14.32
INVESTOR CLASS SHARES*
2016**	$14.37	$(0.01	)(2)	$2.18	$2.17	$—	$—	$—	$16.54
2016	14.47	(0.01)		(0.09)	(0.10)	—	—	—	14.37
2015	14.32	(0.02)		0.17	0.15	—	—	—	14.47
2014#	15.00	(0.01)		(0.67)	(0.68)	—	—	—	14.32
CLASS C SHARES
2016**	$14.17	$(0.06	)(2)	$2.15	$2.09	$—	$—	$—	$16.26
2016	14.38	(0.11)		(0.10)	(0.21)	—	—	—	14.17
2015	14.32	(0.12)		0.18	0.06	—	—	—	14.38
2014#	15.00	—		(0.68)	(0.68)	—	—	—	14.32

#	Commenced operations December 31, 2013. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Total return and portfolio turnover rates are for the period indicated and have not been annualized.
(1)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, ratios would have been 2.10%.
(2)

The amount shown for the six month period ended July 31, 2016, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

n/m	— Not meaningful. Ratio is not meaningful due to low level of net assets.
*	Effective May 31, 2016 Class A Shares were redesignated Investor Class Shares. This share class name change had no effect on the Fund’s operations or investment policy.
**	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2016 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

15.27%	$12,057	1.10%	1.32%	0.16%	32%
(0.45)	9,454	1.10	1.44	0.15	61
1.32	6,704	1.10	2.18	0.27	71
(4.53)	78	1.10	n/m	(0.61)	4

15.10%	$1,261	1.35%	1.57%	(0.08)%	32%
(0.69)	1,232	1.35	1.71	(0.10)	61
1.05	1,489	1.35	4.63	(0.14)	71
(4.53)	586	1.31	n/m	(0.71)	4

14.75%	$170	2.10%	2.32%	(0.84)%	32%
(1.46)	130	2.07 (1)	2.46	(0.76)	61
0.42	138	2.10	4.78	(0.85)	71
(4.53)	—	0.12 (1)	n/m	0.36	4

Financial Highlights (concluded)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2016 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Value Fund
INSTITUTIONAL CLASS SHARES
2016**	$20.19	$0.13	$1.96	$2.09	$(0.13)	$—	$(0.13)	$22.15
2016	25.13	0.26	(2.02)	(1.76)	(0.31)	(2.87)	(3.18)	20.19
2015	27.57	0.26	1.70	1.96	(0.20)	(4.20)	(4.40)	25.13
2014	24.37	0.23	5.82	6.05	(0.31)	(2.54)	(2.85)	27.57
2013	21.31	0.27	2.98	3.25	(0.19)	—	(0.19)	24.37
2012	21.19	0.30	0.13	0.43	(0.31)	—	(0.31)	21.31
INVESTOR CLASS SHARES*
2016**	$20.06	$0.11	$1.95	$2.06	$(0.11)	$—	$(0.11)	$22.01
2016	24.99	0.19	(2.00)	(1.81)	(0.25)	(2.87)	(3.12)	20.06
2015	27.45	0.18	1.71	1.89	(0.15)	(4.20)	(4.35)	24.99
2014	24.28	0.16	5.79	5.95	(0.24)	(2.54)	(2.78)	27.45
2013	21.23	0.22	2.97	3.19	(0.14)	—	(0.14)	24.28
2012	21.11	0.25	0.12	0.37	(0.25)	—	(0.25)	21.23
CLASS C SHARES*
2016**	$19.30	$0.03	$1.87	$1.90	$(0.03)	$—	$(0.03)	$21.17
2016	24.16	0.01	(1.93)	(1.92)	(0.07)	(2.87)	(2.94)	19.30
2015	26.73	(0.03)	1.66	1.63	—	(4.20)	(4.20)	24.16
2014	23.74	(0.07)	5.67	5.60	(0.07)	(2.54)	(2.61)	26.73
2013	20.80	0.05	2.91	2.96	(0.02)	—	(0.02)	23.74
2012	20.69	0.09	0.12	0.21	(0.10)	—	(0.10)	20.80

†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	Effective May 31, 2016 Class A Shares were redesignated Investor Class Shares. This share class name change had no effect on the Fund’s operations or investment policy.
**	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2016 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

10.39%	$119,118	1.02%	1.02%	1.26%	35%
(7.85)	107,686	1.01	1.01	1.03	97
6.25	124,065	0.98	0.98	0.88	83
24.95	132,625	0.99	0.99	0.82	65
15.36	112,163	1.01	1.01	1.22	71
2.05	95,450	1.03	1.03	1.44	63

10.27%	$34,281	1.27%	1.27%	1.04%	35%
(8.10)	37,714	1.26	1.26	0.77	97
6.00	48,230	1.23	1.23	0.63	83
24.61	51,687	1.24	1.24	0.57	65
15.10	49,081	1.26	1.26	0.99	71
1.80	66,167	1.28	1.28	1.17	63

9.85%	$914	2.02%	2.02%	0.28%	35%
(8.76)	936	2.01	2.01	0.02	97
5.21	1,169	1.98	1.98	(0.12)	83
23.62	1,127	1.98	1.98	(0.29)	65
14.26	4,823	2.01	2.01	0.22	71
1.04	4,994	2.03	2.03	0.43	63

Notes to Financial Statements

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 39 funds. The financial statements included herein relate to the Trust’s Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Hancock Horizon Burkenroad Small Cap Fund (the “Burkenroad Small Cap Fund”), the Hancock Horizon Core Bond Fund (the “Core Bond Fund”), the Hancock Horizon Diversified Income Fund (the “Diversified Income Fund”), the Hancock Horizon Diversified International Fund (the “Diversified International Fund”), the Hancock Horizon Dynamic Asset Allocation Fund (the “Dynamic Asset Allocation Fund”), the Hancock Horizon Government Money Market Fund (the “Government Money Market Fund”), the Hancock Horizon Growth Fund (the “Growth Fund”), the Hancock Horizon International Small Cap Fund (the “International Small Cap Fund”), the Hancock Horizon Louisiana Tax-Free Income Fund (the “Louisiana Tax-Free Income Fund”), the Hancock Horizon Microcap Fund (the “Microcap Fund”), the Hancock Horizon Mississippi Tax-Free Income Fund (the “Mississippi Tax-Free Income Fund”), the Hancock Horizon Quantitative Long/Short Fund (the “Quantitative Long/Short Fund”), the Hancock Horizon U.S. Small Cap Fund (the “U.S. Small Cap Fund”) and the Hancock Horizon Value Fund (the “Value Fund”) (each a “Fund” and collectively the “Funds”). Each Fund, except for the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund, is diversified. The Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund are non-diversified. The financial statements of the remaining funds in the Trust are presented separately. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

Effective May 31, 2016 Class A Shares were redesignated as Investor Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair

July 31, 2016 (Unaudited)

value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: a security’s trading has been halted or suspended; a security has been de-listed from a national exchange; a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or a security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2016, there were no fair valued securities in the Funds.

The Government Money Market Fund values its investments using the amortized cost method, as permitted by Rule 2a-7 of the 1940 Act, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a

Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Horizon Advisers (the “Adviser”) or a sub-adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Diversified International Fund and International Small Cap Fund use MarkIt Fair Value. (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and may request that a meeting of the Committee be held.

Notes to Financial Statements (continued)

If a local market in which the Diversified International Fund or International Small Cap Fund owns securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above. As of July 31, 2016, the International Small Cap Fund valued certain securities in accordance with the procedures described above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at July 31, 2016 (000):

	Level 1	Level 2	Level 3	Total
Burkenroad Small Cap Fund
Investments in Securities
Common Stock	$734,512	$—	$—	$734,512
Cash Equivalent	10,738	—	—	10,738

Total Investments in Securities	$745,250	$—	$—	$745,250

Core Bond Fund
Investments in Securities
Corporate Bonds	$—	$143,768	$—	$143,768
Municipal Bonds	—	44,899	—	44,899
U.S. Government Mortgage-Backed Obligations	—	26,292	—	26,292
Registered Investment Company	11,838	—	—	11,838
Commercial Paper	—	6,500	—	6,500
U.S. Treasury Obligation	—	5,075	—	5,075
Convertible Bond	—	250	—	250
Cash Equivalent	6,905	—	—	6,905

Total Investments in Securities	$18,743	$226,784	$—	$245,527

Diversified Income Fund
Investments in Securities
Corporate Bonds	$—	$19,945	$—	$19,945
Common Stock	16,739	—	—	16,739
Registered Investment Companies	10,334	—	—	10,334
Preferred Stock	10,293	—	—	10,293
Convertible Bond	—	250	—	250
Cash Equivalent	1,847	—	—	1,847

Total Investments in Securities	$39,213	$20,195	$—	$59,408

Diversified International Fund
Investments in Securities
Common Stock
Australia	$2,458	$—	$—	$2,458
Austria	16,099	—	—	16,099
Brazil	7,399	—	—	7,399
Canada	7,712	—	—	7,712
China	6,296	—	—	6,296
Colombia	3,558	—	—	3,558
Czech Republic	3,055	—	—	3,055
France	12,642	—	—	12,642
Germany	4,557	—	—	4,557
Hong Kong	9,286	—	—	9,286
India	12,135	—	—	12,135
Indonesia	3,241	—	—	3,241
Ireland	10,522	—	—	10,522
Italy	5,376	—	—	5,376

July 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3	Total
Japan	$18,263	$—	$—	$18,263
Mexico	4,272	—	—	4,272
Netherlands	2,869	—	—	2,869
Norway	13,905	—	—	13,905
Panama	6,897	—	—	6,897
Singapore	7,125	—	—	7,125
South Korea	9,598	—	—	9,598
Spain	9,603	—	—	9,603
Sweden	5,205	—	—	5,205
Switzerland	18,723	—	—	18,723
Taiwan	14,499	—	—	14,499
Turkey	4,028	—	—	4,028
United Kingdom	27,984	—	—	27,984
United States	30,745	—	—	30,745

Total Common Stock	278,052	—	—	278,052

Registered Investment Companies	14,796	—	—	14,796
Cash Equivalents	3,835	—	—	3,835

Total Investments in Securities	$296,683	$—	$—	$296,683

Dynamic Asset Allocation Fund
Investments in Securities
Registered Investment Companies	$2,177	$—	$—	$2,177
Cash Equivalent	25	—	—	25

Total Investments in Securities	$2,202	$—	$—	$2,202

Government Money Market Fund
Investments in Securities
U.S. Treasury Obligations	$—	$139,996	$—	$139,996
U.S. Government Agency Obligations	—	84,947	—	84,947
Cash Equivalent	52,321	—	—	52,321

Total Investments in Securities	$52,321	$224,943	$—	$277,264

Growth Fund
Investments in Securities
Common Stock	$143,574	$—	$—	$143,574
Cash Equivalent	431	—	—	431

Total Investments in Securities	$144,005	$—	$—	$144,005

International Small Cap Fund
Investments in Securities
Common Stock
Australia	$815	$—	$—	$815
Belgium	173	—	—	173
Canada	472	—	—	472
France	564	—	—	564
Germany	529	—	—	529
Hong Kong	434	—	—	434

	Level 1	Level 2		Level 3	Total
Ireland	$47	$—		$—	$47
Israel	—	31	†	—	31
Italy	151	—		—	151
Japan	2,392	—		—	2,392
Netherlands	33	—		—	33
Norway	403	—		—	403
Portugal	21	—		—	21
Singapore	357	—		—	357
South Korea	113	—		—	113
Spain	128	—		—	128
Sweden	171	—		—	171
Switzerland	303	—		—	303
United Kingdom	1,164	—		—	1,164
United States	63	—		—	63

Total Common Stock	8,333	31		—	8,364

Cash Equivalents	474	—		—	474

Total Investments in Securities	$8,807	$31		$—	$8,838

Louisiana Tax-Free Income Fund
Investments in Securities
Municipal Bonds	$—	$7,897		$—	$7,897
Cash Equivalent	640	—		—	640

Total Investments in Securities	$640	$7,897		$—	$8,537

Microcap Fund
Investments in Securities
Common Stock	$6,510	$—		$—	$6,510
Cash Equivalent	183	—		—	183

Total Investments in Securities	$6,693	$—		$—	$6,693

Mississippi Tax-Free Income Fund
Investments in Securities
Municipal Bonds	$—	$15,675		$—	$15,675
Cash Equivalent	708	—		—	708

Total Investments in Securities	$708	$15,675		$—	$16,383

Quantitative Long/Short Fund
Assets
Investments in Securities
Common Stock	$106,109	$—		$—	$106,109
Cash Equivalents	78,917	—		—	78,917

Total Investments in Securities	$185,026	$—		$—	$185,026

Liabilities
Securities Sold Short
Common Stock	$(11,216)	$—		$—	$(11,216)

Total Securities Sold Short	$(11,216)	$—		$—	$(11,216)

Notes to Financial Statements (continued)

	Level 1	Level 2	Level 3	Total
U.S. Small Cap Fund
Investments in Securities
Common Stock	$13,272	$—	$—	$13,272
Cash Equivalent	174	—	—	174

Total Investments in Securities	$13,446	$—	$—	$13,446

Value Fund
Investments in Securities
Common Stock	$151,875	$—	$—	$151,875
Cash Equivalent	886	—	—	886

Total Investments in Securities	$152,761	$—	$—	$152,761

†	Represents securities trading outside the United States, the values of which were adjusted as a result of foreign market closure.

For the six month period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. This does not include transfers between Level 1 investments and Level 2 investments due to the Diversified International Fund and International Small Cap Fund utilizing international fair value pricing during the year.

For the six month period ended July 31, 2016, there were no Level 3 securities.

For the six month period ended July 31, 2016, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six month period ended July 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended July 31, 2016, the Funds did not incur any interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and are included in interest income. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Investments in REITs – Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Translation – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the closing rate on the date of valuation. The Funds do not isolate that portion of

July 31, 2016 (Unaudited)

realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Repurchase Agreements – The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated securities that are of comparable quality to securities that are rated in the highest rating category by an NRSRO, as determined by the Adviser. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.

TBA Purchase Commitments – The Fixed Income Funds may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets.

Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Short Sales – The Quantitative Long/Short Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or prime broker interest expense. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty broker, Goldman, Sachs & Co., and pledged securities held at the custodian, U.S. Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Open Rate plus 150 basis points on the amount of any shortfall in the required cash margin.

Notes to Financial Statements (continued)

The Fund had prime brokerage borrowings throughout the six month period ended July 31, 2016 as follows:

Maximum Amount Borrowed	Average Outstanding Balance	Effective Interest Rate paid	Interest Paid
$8,166,992	$7,158,580	1.23%	$46,956

Expenses – Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes of Shares – Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared daily and paid monthly for the Government Money Market Fund, declared and paid monthly for the Core Bond Fund, the Diversified Income Fund, the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund, declared and paid quarterly for the Value Fund, declared and paid annually for the Burkenroad Small Cap Fund, the Diversified International Fund, the Dynamic Asset Allocation Fund, the Growth Fund, the International Small Cap Fund, the Microcap Fund, the Quantitative Long/Short Fund and the U.S. Small Cap Fund. Net realized gains on sales of securities, if any, are distributed to shareholders at least annually.

Offering Costs – Offering Costs, including costs of printing initial prospectuses, legal and registration fees are capitalized and amortized over twelve months from the inception date. As of July 31, 2016, the Dynamic Asset Allocation Fund, the International Small Cap Fund and the Microcap Fund have no offering costs remaining to be amortized.

3.	Agreements and other Transactions with Affiliates:

Advisory Agreement

Horizon Advisers (the “Adviser”), an unincorporated division of Hancock, serves as investment adviser to each Fund within the Trust. For its services, the Adviser is entitled to a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows:

Assets	Burkenroad Small Cap Fund*	Core Bond Fund*	Diversified Income Fund*	Diversified International Fund*	Dynamic Asset Allocation Fund*
$0 – $100 million	n/a	n/a	n/a	1.00%	n/a
Over $100 million	n/a	n/a	n/a	0.90%	n/a
$0 – $500 million	0.95%	0.55%	0.70%	n/a	0.70%
$501 million – $1 billion	0.90%	0.50%	0.65%	n/a	0.65%
over $1 billion	0.85%	0.45%	0.60%	n/a	0.60%

Assets	Government Money Market Fund*	Growth Fund*	International Small Cap Fund*	Louisiana Tax-Free Income Fund*	Microcap Fund*
$0 – $500 million	0.40%	0.80%	1.10%	0.60%	1.00%
$501 million – $1 billion	0.35%	0.75%	1.05%	0.55%	0.95%
over $1 billion	0.30%	0.70%	1.00%	0.50%	0.90%

Assets	Mississippi Tax-Free Income Fund*	Quantitative Long/Short Fund*(1)	U.S. Small Cap Fund*	Value Fund*
$0 – $500 million	0.60%	1.20%	0.80%	0.80%
$501 million – $1 billion	0.55%	1.15%	0.75%	0.75%
over $1 billion	0.50%	1.10%	0.70%	0.70%

“n/a” designates the Fund does not offer this class.

*	Prior to May 31, 2016, the advisory fee was 0.95% for the Burkenroad Small Cap Fund, 0.60% for the Core Bond Fund, 0.70% for the Diversified Income Fund, 1.00% for the Diversified International Fund, 0.70% for the Dynamic Asset Allocation Fund, 0.40% for the Government Money Market Fund, 0.80% for the Growth Fund, 1.10% for the International Small Cap Fund, 0.60% for the Louisiana Tax-Free Income Fund, 1.00% for the Microcap Fund, 0.60% for the Mississippi Tax-Free Income Fund, 1.20% for the Quantitative Long/Short Fund, 0.80% for the U.S. Small Cap Fund, and 0.80% for the Value Fund.
(1)

The advisory fee paid to the Adviser for providing services to the Quantitative Long/Short Fund consists of a basic annual fee rate of 1.20% of the Fund’s average daily net assets for the first $500 million in assets, 1.15% of the Fund’s average daily net assets for the next $500 million in assets, and 1.10% of the Fund’s average daily net assets for assets over $1 billion (the “Basic Fee”), and a potential performance adjustment (“Performance Adjustment”) of 0.40% of the Fund’s average daily net assets during the 12 month period ending on each monthly Performance Adjustment calculation date (a “Performance Period”). The Performance Adjustment is subtracted from the Basic Fee if the Fund’s Institutional Class Shares underperform the S&P Composite 1500 Index by 200 basis points or more during a Performance Period, and is added to the Basic Fee if the Fund’s Institutional Class Shares outperform the S&P Composite 1500 Index by 200 basis points or more during a Performance Period. Because the Performance Adjustment is based on the performance of the Fund relative to the performance of the S&P Composite 1500 Index, the Adviser could receive a positive Performance Adjustment even during Performance Periods when the Fund’s performance is negative.

July 31, 2016 (Unaudited)

During the six month period ended July 31, 2016, the Quantitative Long/Short Fund’s advisory fees, before waivers, were adjusted in accordance with the policy described above, as follows:

Base Advisory Fee	Performance Adjustment	Net Advisory Fees Before Waivers	Effective Rate
$1,031,403	$(152,093)	$879,310	1.02%

The Adviser has agreed to waive all or a portion of its fee so that the total annual expenses (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) of each Fund will not exceed the following as a percentage of average net assets:

	Burkenroad Small Cap Fund*	Core Bond Fund*	Diversified Income Fund*	Diversified International Fund*	Dynamic Asset Allocation Fund*
Institutional Class Shares	1.15%	0.75%	0.90%	1.50%	1.40%
Investor Class Shares	1.40%	1.00%	1.15%	1.75%	1.65%
Class C Shares	n/a	1.75%	1.90%	2.50%	2.40%
Class D Shares	1.65%	n/a	n/a	n/a	n/a

	Government Money Market Fund*	Growth Fund**	International Small Cap Fund*	Louisiana Tax-Free Income Fund*	Microcap Fund*
Institutional Class Shares	0.58%	1.10%	1.55%	0.75%	1.50%
Institutional Sweep Class Shares	0.83%	n/a	n/a	n/a	n/a
Investor Class Shares	1.08%	1.35%	1.80%	1.00%	1.75%
Class C Shares	n/a	2.10%	2.55%	1.75%	2.50%

	Mississippi Tax-Free Income Fund*	Quantitative Long/Short Fund*		U.S. Small Cap Fund*	Value Fund**
Institutional Class Shares	0.75%	1.70	%(1)	1.10%	1.10%
Investor Class Shares	1.00%	1.95	%(1)	1.35%	1.35%
Class C Shares	1.75%	2.70	%(1)	2.10%	2.10%

“n/a” designates that the Fund does not offer this class.

*	The Adviser has contractually agreed to waive fees and reimburse expenses through May 31, 2017.
**	The Adviser has voluntarily agreed to waive fees and reimburse expenses. This may discontinue at any time.
(1)

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep the Net Expenses (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses), before giving effect to any performance incentive adjustment, from exceeding 1.70%, 1.95%, and 2.70% of the Fund’s average daily net assets of the Institutional Class, Class A and Class C Shares, respectively, until May 2017 (the “Expense Limits”). Since the Expense Limits are applied before giving effect to performance incentive adjustments, the percentages shown as Net Expenses for each class of shares may be up to 0.40% higher or lower than the Expense Limit for that class because Net Expenses reflect performance incentive adjustments, if any.

In addition, the Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Government Money Market Fund in order to limit the one-day net income yield of the Institutional Class Shares, Institutional Sweep Class Shares and Class A Shares of the Fund to not less than 0.01% of the average daily net assets.

The Adviser may seek reimbursement for Advisory Fees waived or limited and other expenses paid by the Adviser during the preceding three-year period, pursuant to the Expense Limitation Agreement. Reimbursement by a Fund of the Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of each Fund to exceed the total operating expense limitation.

As of July 31, 2016, fees previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement are as follows:

Fiscal Year	Subject to Repayment until July 31:	Core Bond Fund	Diversified Income Fund	Dynamic Asset Allocation Fund(1)
2014	2017	$79,384	$48,651	$ n/a
2015	2018	67,255	62,989	n/a
2016	2019	114,848	61,809	29,071

	Total	$261,487	$173,449	$29,071

Fiscal Year	Subject to Repayment until July 31:	Government Money Market Fund	International Small Cap Fund(1)	Louisiana Tax-Free Income Fund
2014	2017	$1,799,444	$ n/a	$73,403
2015	2018	1,490,026	n/a	68,981
2016	2019	1,257,670	31,933	57,806

	Total	$4,547,140	$31,933	$200,190

Fiscal Year	Subject to Repayment until July 31:	Microcap Fund(1)	Mississippi Tax-Free Income Fund	U.S. Small Cap Fund
2014	2017	$ n/a	$72,691	$8,600
2015	2018	n/a	67,635	86,593
2016	2019	29,777	59,268	36,045

	Total	$29,777	$199,594	$131,238

(1)	Commenced operations on May 29, 2015.

The Adviser oversees EARNEST Partners, LLC (“EARNEST” or the “Sub-Adviser”), the sub-adviser to the

Notes to Financial Statements (continued)

Diversified International Fund, and GlobeFlex Capital, L.P. (“GlobeFlex” or the “Sub-Adviser” and, together with EARNEST, the “Sub-Advisers”), the sub-adviser to the International Small Cap Fund to ensure compliance with the investment policies and guidelines of each Fund, and monitors each Sub-Adviser’s adherence to its investment style. The Adviser pays EARNEST out of the advisory fee it receives from the Diversified International Fund and pays GlobeFlex out of the advisory fee it receives from the International Small Cap Fund. The Board supervises the Adviser and the Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.

Administration Agreement

SEI Investments Global Funds Services (“the Administrator”) is the Administrator of the Trust. SEI Investments Management Corporation (“SEI Investments”), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator.

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six month period ended July 31, 2016, the Funds were charged as follows for these services:

Fund Name	Administration Fee Charged
Burkenroad Small Cap Fund	$222,289
Core Bond Fund	75,902
Diversified Income Fund	17,746
Diversified International Fund	96,628
Dynamic Asset Allocation Fund	593
Government Money Market Fund	88,992
Growth Fund	43,994
International Small Cap Fund	2,627
Louisiana Tax-Free Income Fund	2,913
Microcap Fund	1,913
Mississippi Tax-Free Income Fund	5,230
Quantitative Long/Short Fund	54,540
U.S. Small Cap Fund	3,847
Value Fund	48,213

For the six month period ended July 31, 2016, the Adviser waived $86,147 of the Administration Fee charged to the Government Money Market Fund.

Transfer Agent and Custodian Agreement

Hancock serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock is paid an annual fee of $12,000 for each class of each Fund and 0.0175% of the average daily net assets of the Funds.

Hancock Bank serves as custodian to the Funds (except for the Quantitative Long/Short Fund), and for such services is paid an annual fee from the Funds’ assets of 0.03% of each Fund’s average daily net assets, subject to a minimum of $250 per month per Fund.

U.S. Bank serves as custodian to the Quantitative Long/Short Fund and for such services is paid an annual fee based on the Fund’s average daily net assets. BNY Mellon serves as sub-custodian to the Diversified International Fund, and for such services is paid an annual fee based on the Fund’s average daily net assets.

Distribution Agreement

The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company, have entered into a distribution agreement. As provided in the distribution agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds.

The following table summarizes the agreement:

	Burkenroad Small Cap Fund	Core Bond Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund
Class C Shares	n/a	0.75%	0.75%	0.75%	0.75%
Class D Shares	0.25%	n/a	n/a	n/a	n/a

	Government Money Market Fund	Growth Fund	International Small Cap Fund	Louisiana Tax-Free Income Fund	Microcap Fund
Class A Shares	0.25%	—	—	—	—
Class C Shares	n/a	0.75%	0.75%	0.75%	0.75%

July 31, 2016 (Unaudited)

	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund	U.S. Small Cap Fund	Value Fund
Class C Shares	0.75%	0.75%	0.75%	0.75%

“—” designates that no fees are charged to this class.

“n/a” designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six month period ended July 31, 2016, Hancock Investment Securities, Inc. received distribution fees in the amount of $2,456 and $79,783 for the Burkenroad Small Cap Fund and Government Money Market Fund, respectively.

The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds.

The following table summarizes the agreement:

	Burkenroad Small Cap Fund	Core Bond Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund
Class A Shares	0.25%	0.25%	0.25%	0.25%	0.25%
Class C Shares	n/a	0.25%	0.25%	0.25%	0.25%
Class D Shares	0.25%	n/a	n/a	n/a	n/a

	Government Money Market Fund	Growth Fund	International Small Cap Fund	Louisiana Tax-Free Income Fund	Microcap Fund
Institutional Sweep Class Shares	0.25%	n/a	n/a	n/a	n/a
Class A Shares	0.25%	0.25%	0.25%	0.25%	0.25%
Class C Shares	n/a	0.25%	0.25%	0.25%	0.25%

	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund	U.S. Small Cap Fund	Value Fund
Class A Shares	0.25%	0.25%	0.25%	0.25%
Class C Shares	0.25%	0.25%	0.25%	0.25%

“n/a” designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six month period ended July 31, 2016, Hancock Investment Securities, Inc. received shareholder servicing fees in the amount of $50,509, $702, $34, $81,304, $166, $120, $26, $12 and $183 for the Burkenroad Small Cap Fund, Core Bond Fund, Diversified Income Fund, Government Money Market Fund, Growth Fund, Diversified International Fund, Quantitative Long/Short Fund, U.S. Small Cap Fund and Value Fund, respectively.

Other

Certain officers and a trustee of the Trust are also officers of the Administrator and/or the Distributor. Such officers and trustee are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

Notes to Financial Statements (continued)

4.	Share Transactions:

Shares issued, reinvested and redeemed for the Funds were as follows (000):

For the six month period ended July 31, 2016 (Unaudited) and the year or period ended January 31, 2015.

	Burkenroad Small Cap Fund		Core Bond Fund		Diversified Income Fund		Diversified International Fund		Dynamic Asset Allocation Fund
	02/01/16 to 07/31/16	02/01/15 to 01/31/16	02/01/16 to 07/31/16	02/01/15 to 01/31/16	02/01/16 to 07/31/16	02/01/15 to 01/31/16	02/01/16 to 07/31/16	02/01/15 to 01/31/16	02/01/16 to 07/31/16	05/29/15* to 01/31/16
Institutional Class Shares:
Shares issued	129	n/a	1,154	1,946	595	969	697	4,380	13	89
Shares reinvested	—	n/a	94	189	20	51	—	135	—	—
Shares redeemed	(2)	n/a	(834)	(3,489)	(140)	(1,319)	(2,643)	(8,908)	—	(30)

Total Institutional Class Shares Transactions	127	n/a	414	(1,354)	475	(299)	(1,946)	(4,393)	13	59

Investor Class Shares(1):
Shares issued	1,468	3,643	178	657	36	594	45	333	9	203
Shares reinvested	—	86	22	51	11	38	—	5	—	—
Shares redeemed	(2,234)	(4,284)	(356)	(998)	(97)	(800)	(191)	(1,636)	(1)	(156)

Total Investor Class Shares Transactions	(766)	(555)	(156)	(290)	(50)	(168)	(146)	(1,298)	8	47

Class C Shares:
Shares issued	n/a	n/a	10	17	1	9	—	—	—	28
Shares reinvested	n/a	n/a	1	1	1	5	—	—	—	—
Shares redeemed	n/a	n/a	(12)	(49)	(14)	(30)	—	(3)	(5)	—

Total Class C Shares Transactions	n/a	n/a	(1)	(31)	(12)	(16)	—	(3)	(5)	28

Class D Shares:
Shares issued	100	408	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Shares reinvested	—	8	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Shares redeemed	(201)	(286)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Total Class D Shares Transactions	(101)	130	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Net Change in Capital Shares	(740)	(425)	257	(1,675)	413	(483)	(2,092)	(5,694)	16	134

“n/a” designates that the Fund does not offer this class.

(1)	Effective May 31, 2016 Class A shares were redesignated as Investor Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.
*	Commenced operations on May 29, 2015.

Amounts designated as “—” are 0 shares or have been rounded to 0 shares.

July 31, 2016 (Unaudited)

	Government Money Market Fund		Growth Fund		International Small Cap Fund		Louisiana Tax-Free Income Fund		Microcap Fund
	02/01/16 to 07/31/16	02/01/15 to 01/31/16	02/01/16 to 07/31/16	02/01/15 to 01/31/16	02/01/16 to 07/31/16	05/29/15* to 01/31/16	02/01/16 to 07/31/16	02/01/15 to 01/31/16	02/01/16 to 07/31/16	05/29/15* to 01/31/16
Institutional Class Shares:
Shares issued	68,339	146,161	458	995	83	574	15	34	58	379
Shares reinvested	2	4	—	562	—	—	1	1	—	—
Shares redeemed	(64,833)	(155,959)	(461)	(1,190)	(22)	(47)	(47)	(47)	(11)	(52)

Total Institutional Class Shares Transactions	3,508	(9,794)	(3)	367	61	527	(31)	(12)	47	327

Institutional Sweep Class Shares
Shares issued	797	5,322	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Shares reinvested	—	—	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Shares redeemed	(873)	(5,370)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Total Institutional Sweep Class Shares Transactions	(76)	(48)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Investor Class Shares(1):
Shares issued	149,678	369,661	65	222	9	52	14	23	3	86
Shares reinvested	15	16	—	139	—	—	3	7	—	—
Shares redeemed	(186,212)	(362,465)	(217)	(400)	(16)	(9)	(52)	(64)	(24)	(15)

Total Investor Class Shares Transactions	(36,519)	7,212	(152)	(39)	(7)	43	(35)	(34)	(21)	71

Class C Shares:
Shares issued	n/a	n/a	1	3	—	—	—	—	—	4
Shares reinvested	n/a	n/a	—	4	—	—	—	—	—	—
Shares redeemed	n/a	n/a	(2)	(11)	—	—	—	(2)	(1)	—

Total Class C Shares Transactions	n/a	n/a	(1)	(4)	—	—	—	(2)	(1)	4

Net Change in Capital Shares	(33,087)	(2,630)	(156)	324	54	570	(66)	(48)	25	402

“n/a” designates that the Fund does not offer this class.

(1)	Effective May 31, 2016 Class A shares were redesignated as Investor Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.
*	Commenced operations on May 29, 2015.

Amounts designated as “—” are 0 shares or have been rounded to 0 shares.

Notes to Financial Statements (continued)

	Mississippi Tax-Free Income Fund		Quantitative Long/Short Fund		U.S. Small Cap Fund		Value Fund
	02/01/16 to 07/31/16	02/01/15 to 01/31/16	02/01/16 to 07/31/16	02/01/15 to 01/31/16	02/01/16 to 07/31/16	02/01/15 to 01/31/16	02/01/16 to 07/31/16	02/01/15 to 01/31/16
Institutional Class Shares:
Shares issued	20	17	1,109	1,256	129	317	495	850
Shares reinvested	—	1	—	109	—	—	23	664
Shares redeemed	(9)	(52)	(315)	(401)	(59)	(123)	(474)	(1,117)

Total Institutional Class Shares Transactions	11	(34)	794	964	70	194	44	397

Investor Class Shares(1):
Shares issued	39	33	1,170	3,646	4	39	67	261
Shares reinvested	5	13	—	97	—	—	8	235
Shares redeemed	(55)	(164)	(1,238)	(1,680)	(14)	(56)	(398)	(546)

Total Investor Class Shares Transactions	(11)	(118)	(68)	2,063	(10)	(17)	(323)	(50)

Class C Shares:
Shares issued	—	8	35	163	1	2	1	1
Shares reinvested	—	—	—	6	—	—	—	6
Shares redeemed	—	(6)	(14)	(14)	—	(3)	(6)	(7)

Total Class C Shares Transactions	—	2	21	155	1	(1)	(5)	—

Net Change in Capital Shares	—	(150)	747	3,182	61	176	(284)	347

(1)	Effective May 31, 2016 Class A shares were redesignated as Investor Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

Amounts designated as “—” are 0 shares or have been rounded to 0 shares.

5. Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six month period ended July 31, 2016 were as follows (000):

	Burkenroad Small Cap Fund (000)	Core Bond Fund (000)	Diversified Income Fund (000)	Diversified International Fund (000)	Dynamic Asset Allocation Fund (000)	Government Money Market Fund	Growth Fund (000)	International Small Cap Fund (000)
Cost of Security Purchases
U.S. Government Securities	$—	$5,048	$—	$—	$—	$—	$—	$—
Other	118,092	20,618	24,896	69,325	2,707	9,509	98,017	3,978
Proceeds from Sales and Maturities
U.S. Government Securities	$—	$5,348	$—	$—	$—	$—	$—	$—
Other	159,133	22,509	15,768	102,177	2,243	9,509	102,353	3,105

	Louisiana Tax-Free Income Fund (000)	Microcap Fund (000)	Mississippi Tax-Free Income Fund (000)	Quantitative Long/Short Fund (000)	U.S. Small Cap Fund (000)	Value Fund (000)
Cost of Security Purchases
U.S. Government Securities	$—	$—	$—	$—	$—	$—
Other	415	6,210	200	63,737	5,127	52,756
Proceeds from Sales and Maturities
U.S. Government Securities	$—	$—	$—	$—	$—	$—
Other	1,986	5,597	370	61,493	3,808	56,811

July 31, 2016 (Unaudited)

6.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income/(accumulated loss), paid-in capital or accumulated net realized gain/(loss), as appropriate, in the period that the differences arise.

Each of the Funds has a tax year that ends on April 30. The following tax disclosure is representative as of April 30, 2016, except for the tax character of distributions, which are representative as of January 31, 2016 with tax basis adjustments as of April 30, 2016.

The tax character of dividends and distributions declared during the years ended January 31, 2016 and January 31, 2015 was as follows (000):

	Ordinary Income		Long Term Capital Gain		Tax-Exempt		Return of Capital		Totals
	2016	2015	2016	2015	2016	2015	2016	2015	2016	2015
Burkenroad Small Cap Fund	$—	$452	$5,783	$16,476	$—	$—	$—	$—	$5,783	$16,928
Core Bond Fund	5,971	6,120	—	715	—	—	—	—	5,971	6,835
Diversified Income Fund	3,217	2,875	—	417	—	—	381	780	3,598	4,072
Diversified International Fund	4,262	3,787	—	—	—	—	—	—	4,262	3,787
Dynamic Asset Allocation Fund*	3	n/a	—	n/a	—	n/a	—	n/a	3	n/a
Government Money Market Fund	30	33	—	—	—	—	—	—	30	33
Growth Fund	1,385	2,648	11,868	14,899	—	—	—	—	13,253	17,547
International Small Cap Fund*	6	n/a	—	n/a	—	n/a	—	n/a	6	n/a
Louisiana Tax-Free Income Fund	—	—	—	—	288	344	—	—	288	344
Microcap Fund*	—	n/a	—	n/a	—	n/a	—	n/a	—	n/a
Mississippi Tax-Free Income Fund	1	1	—	—	485	683	—	—	486	684
Quantitative Long/Short Fund	—	1,680	3,829	3,265	—	—	—	—	3,829	4,945
U.S. Small Cap Fund	17	4	—	—	—	—	—	—	17	4
Value Fund	2,001	3,291	18,449	24,248	—	—	—	—	20,450	27,539

*	Fund commenced operations on May 29, 2015.

Amounts are as of fiscal year end, tax character will be determined upon the Funds’ tax year end April 30, 2016.

Amounts designated as “—” are either $0 or have been rounded to $0.

Notes to Financial Statements (continued)

As of April 30, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

	Burkenroad Small Cap Fund	Core Bond Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund	Government Money Market Fund	Growth Fund
Undistributed ordinary income	$—	$29	$—	$1,313	$—	$—	$—
Undistributed long-term capital gain	—	—	—	—	—	—	2,624
Unrealized appreciation (depreciation)	138,504	5,747	124	27,945	34	—	18,237
Capital Loss Carryforward	(21,784)	(4,655)	(9,211)	(32,990)	(306)	(18)	—
Late-Year Loss Deferral	(394)	—	—	—	(2)	—	(72)
Other temporary differences	—	—	(27)	—	—	—	—

Total distributable earnings (accumulated losses)	116,326	1,121	(9,114)	(3,732)	(274)	(18)	20,789

	International Small Cap Fund	Louisiana Tax- Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund	U.S. Small Cap Fund	Value Fund
Undistributed ordinary income	$41	$—	$—	$—	$—	$5	$27
Undistributed tax-exempt income	—	1	—	3	—	—	—
Undistributed long-term capital gain	—	—	—	—	—	—	1,207
Unrealized appreciation (depreciation)	(68)	643	389	1,332	6,562	1,032	14,943
Capital Loss Carryforward	(279)	(451)	(430)	(867)	—	(832)	—
Post-October Losses	—	—	—	—	(2,304)	—	—
Late-Year Loss Deferral	—	—	(13)	—	(4)	—	—
Other temporary differences	—	—	—	—	—	—	—

Total distributable earnings (accumulated losses)	(306)	193	(54)	468	4,254	205	16,177

Post-October Losses represent losses realized on investment transactions from November 1, 2015 through April 30, 2016, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2016 through April 30, 2016 and specified losses realized on investment transactions from November 1, 2015 through April 30, 2016, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried

July 31, 2016 (Unaudited)

forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of April 30, 2016, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period (000):

	Short-Term	Long-Term	Total Capital Loss Carryforwards
Burkenroad Small Cap Fund	$21,784	$—	$21,784
Core Bond Fund	3,223	1,432	4,655
Diversified Income Fund	6,368	2,843	9,211
Diversified International Fund	3,490	29,500	32,990
Dynamic Asset Allocation Fund	306	—	306
Government Money Market Fund	18	—	18
International Small Cap Fund	279	—	279
Louisiana Tax-Free Income Fund	170	281	451
Microcap Fund	430	—	430
Mississippi Tax-Free Income Fund	131	736	867
U.S. Small Cap Fund	832	—	832

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (excluding securities sold short and foreign currency) held by the Funds at July 31, 2016 were as follows (000):

	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Burkenroad Small Cap Fund	$554,151	$205,366	$(14,267)	$191,099
Core Bond Fund	237,681	9,245	(1,399)	7,846
Diversified Income Fund	56,220	4,006	(818)	3,188
Diversified International Fund	264,824	49,875	(18,016)	31,859
Dynamic Asset Allocation Fund	2,056	146	—	146
Growth Fund	122,613	22,033	(641)	21,392
International Small Cap Fund	8,778	706	(646)	60
Louisiana Tax-Free Income Fund	7,873	665	(1)	664
Microcap Fund	6,018	777	(102)	675
Mississippi Tax-Free Income Fund	14,896	1,487	—	1,487
Quantitative Long/Short Fund	171,260	14,397	(631)	13,766
U.S. Small Cap Fund	11,369	2,297	(220)	2,077
Value Fund	135,063	21,534	(3,836)	17,698

For Federal income tax purposes, the book cost of securities owned at July 31, 2016 including tax basis adjustments as of April 30, 2016 for the Government Money Market Fund was equal to tax cost.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on securities sold short held by the Quantitative Long/Short Fund at July 31, 2016 was as follows (000):

	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Quantitative Long/Short Fund	$(11,255)	$524	$(485)	$39

Notes to Financial Statements (concluded)

7.	Other:

On July 31, 2016, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

	Number of Shareholders	% of Outstanding Shares
Burkenroad Small Cap Fund, Institutional Class	1	40
Burkenroad Small Cap Fund, Investor Class	1	31
Burkenroad Small Cap Fund, Class D	1	20
Core Bond Fund, Institutional Class	2	99
Core Bond Fund, Investor Class	1	53
Core Bond Fund, Class C	1	15
Diversified Income Fund, Institutional Class	2	99
Diversified Income Fund, Investor Class	1	14
Diversified Income Fund, Class C	2	31
Diversified International Fund, Institutional Class	2	65
Diversified International Fund, Investor Class	1	32
Diversified International Fund, Class C	2	34
Dynamic Asset Allocation Fund, Institutional Class	1	100
Dynamic Asset Allocation Fund, Investor Class	2	53
Dynamic Asset Allocation Fund, Class C	2	75
Government Money Market Fund, Institutional Class	2	100
Government Money Market Fund, Institutional Sweep Class	1	100
Government Money Market Fund, Investor Class	2	100
Growth Fund, Institutional Class	2	100
Growth Fund, Investor Class	1	48
Growth Fund, Class C	3	41
International Small Cap Fund, Institutional Class	1	100
International Small Cap Fund, Investor Class	1	18
International Small Cap Fund, Class C	1	93
Louisiana Tax-Free Income Fund, Institutional Class	1	99
Louisiana Tax-Free Income Fund, Investor Class	2	24
Louisiana Tax-Free Income Fund, Class C	2	100
Microcap Fund, Institutional Class	1	98
Microcap Fund, Investor Class	1	34
Microcap Fund, Class C	5	99
Mississippi Tax-Free Income Fund, Institutional Class	1	98
Mississippi Tax-Free Income Fund, Class C	1	99
Quantitative Long/Short Fund, Institutional Class	3	85
Quantitative Long/Short Fund, Investor Class	3	59
Quantitative Long/Short Fund, Class C	1	41
U.S. Small Cap Fund, Institutional Class	2	96
U.S. Small Cap Fund, Investor Class	1	48
U.S. Small Cap Fund, Class C	4	59
Value Fund, Institutional Class	2	99
Value Fund, Investor Class	1	39
Value Fund, Class C	3	48

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. The majority of these amendments, except for certain disclosure enhancements, will not take effect for two years. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Government, treasury, retail prime and retail municipal money market funds will continue to transact at a stable $1.00 share price. The Board of Trustees of the Trust, at the recommendation of the Adviser, the investment adviser of the Fund, has approved a plan of liquidation providing for the liquidation of the Fund’s assets and distribution of the net proceeds pro rata to the Fund’s shareholders. The Fund is expected to cease operations and liquidate on a date that is not later, but that may be earlier than, October 13, 2016.

8.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on the Trust’s experience, the risk of loss from such claims is considered remote.

9.	Concentration of Risks:

When the Diversified International Fund and International Small Cap Fund invest in foreign securities, they will be subject to risks not typically associated with domestic securities. Although American Depositary Receipts and Global Depositary Receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for each Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. The Funds may be subject to taxes imposed by

102

July 31, 2016 (Unaudited)

countries in which they invest. Such taxes are generally based on either income or gains realized or unrealized or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized. At July 31, 2016, the net assets of the Diversified International Fund and International Small Cap Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

The Louisiana Tax-Free Income and the Mississippi Tax-Free Income Funds’ concentration of investments in securities of issuers located in Louisiana and Mississippi, respectively, subject the Funds to economic conditions and government policies within those states. As a result, the Funds will be more susceptible to factors that adversely affect issuers of Louisiana or Mississippi obligations than a mutual fund that does not have as great a concentration in Louisiana or Mississippi. As with Louisiana and Mississippi municipal securities, events in any of the U.S. territories where the Funds are invested may affect the Funds’ investments and their performance.

The Louisiana Tax-Free Income and the Mississippi Tax-Free Income Funds may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

10.	Subsequent Events:

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of July 31, 2016.

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the advisory or sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 18, 2016 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•

the advisory agreement between Horizon Advisers (the “Adviser”) and the Trust, on behalf of the Hancock Horizon Government Money Market Fund, Hancock Horizon Core Bond Fund, Hancock Horizon Louisiana Tax-Free Income Fund, Hancock Horizon Mississippi Tax-Free Income Fund, Hancock Horizon Value Fund, Hancock Horizon Growth Fund, Hancock Horizon Quantitative Long/Short Fund, Hancock Horizon Burkenroad Small Cap Fund, Hancock Horizon Diversified International Fund, Hancock Horizon Diversified Income Fund and Hancock Horizon U.S. Small Cap Fund; and

•	the sub-advisory agreement between the Adviser and EARNEST Partners, LLC (the “Sub-Adviser”), on behalf of the Hancock Horizon Diversified International Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received

July 31, 2016 (Unaudited)

advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance history and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were provided to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods, including since their inception, and information regarding the Funds’ performance since the Agreements were last renewed. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (concluded)

Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fee payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser and the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Hancock Horizon Diversified International Fund, paid the Sub-Adviser pursuant to the sub-advisory agreement and that the fee payable to the Sub-Adviser reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the

July 31, 2016 (Unaudited)

Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

HHF-SA-001-0900

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b)) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: October 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: October 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and Chief Financial Officer

Date: October 7, 2016